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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 1/31/07


Item 1. Schedule of Investments.


Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 48.9%
Advertising Sales - 0.7%
           336,670    Lamar Advertising Co.*                                                                          $   22,314,488
Agricultural Chemicals - 2.8%
           164,105    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              25,605,303
           196,616    Syngenta A.G.*                                                                                      36,338,690
           651,605    Syngenta A.G. (ADR)                                                                                 24,154,997
                                                                                                                          86,098,990
Audio and Video Products - 0.4%
           232,985    Sony Corp. (ADR) **                                                                                 10,794,195
Automotive - Cars and Light Trucks - 0.6%
           321,949    BMW A.G. **                                                                                         19,712,773
Beverages - Non-Alcoholic - 0.8%
           382,740    PepsiCo, Inc.                                                                                       24,969,958
Brewery - 0.4%
           211,985    Interbrew S.A. **                                                                                   13,668,060
Casino Hotels - 0.6%
           222,245    Harrah's Entertainment, Inc.                                                                        18,775,258
Computers - 1.0%
           116,465    Apple Inc.*                                                                                          9,984,544
           463,525    Hewlett-Packard Co.                                                                                 20,061,362
                                                                                                                          30,045,906
Computers - Memory Devices - 0.9%
         1,907,020    EMC Corp.*                                                                                          26,679,210
Cosmetics and Toiletries - 1.6%
           233,665    Avon Products, Inc.                                                                                  8,035,739
           617,210    Procter & Gamble Co.                                                                                40,038,413
                                                                                                                          48,074,152
Diversified Operations - 2.4%
         1,854,880    General Electric Co.                                                                                66,868,424
         3,431,000    Melco International Development, Ltd.*                                                               7,301,129
                                                                                                                          74,169,553
E-Commerce/Services - 0.3%
           241,284    IAC/InterActiveCorp*                                                                                 9,265,306
Electronic Components - Semiconductors - 2.4%
            47,128    Samsung Electronics Company, Ltd.                                                                   29,180,429
         1,395,100    Texas Instruments, Inc.                                                                             43,513,169
                                                                                                                          72,693,598
Enterprise Software/Services - 0.8%
         1,396,625    Oracle Corp.*                                                                                       23,966,085
Finance - Consumer Loans - 0.9%
           593,405    SLM Corp.                                                                                           27,272,894
Finance - Credit Card - 1.1%
           581,835    American Express Co.                                                                                33,874,434
Finance - Investment Bankers/Brokers - 6.2%
         1,409,905    JP Morgan Chase & Co.                                                                               71,806,462
           933,550    Merrill Lynch & Company, Inc.                                                                       87,342,937
           525,255    Mitsubishi UFJ Securities Company, Ltd. **,#                                                         5,960,171
           364,030    UBS A.G. (U.S. Shares)                                                                              22,937,530
                                                                                                                         188,047,100
Finance - Mortgage Loan Banker - 0.9%
           492,670    Fannie Mae                                                                                          27,850,635
Food - Diversified - 0.6%
            46,785    Nestle S.A.                                                                                         17,165,158
Hotels and Motels - 1.9%
           587,850    Marriott International, Inc. - Class A                                                              28,299,099
           461,480    Starwood Hotels & Resorts Worldwide, Inc.                                                           28,879,418
                                                                                                                          57,178,517
Industrial Automation and Robotics - 0.3%
           140,610    Rockwell Automation, Inc.                                                                            8,606,738
Medical - Biomedical and Genetic - 0.7%
           161,300    Amgen, Inc.*                                                                                        11,350,681
           179,100    Celgene Corp.*                                                                                       9,614,088
                                                                                                                          20,964,769
Medical - Drugs - 4.1%
           233,440    Merck & Company, Inc.                                                                               10,446,440
           231,670    Pfizer, Inc.                                                                                         6,079,021
           418,245    Roche Holding A.G.                                                                                  78,850,090
            24,710    Roche Holding A.G. (ADR)                                                                             2,330,153
           285,079    Sanofi-Aventis **,#                                                                                 25,180,203
                                                                                                                         122,885,907
Medical Products - 1.2%
           378,740    Johnson & Johnson                                                                                   25,299,832
            13,300    Nobel Biocare Holding A.G.                                                                           4,425,736
            72,190    Zimmer Holdings, Inc.*,#                                                                             6,079,842
                                                                                                                          35,805,410
Multimedia - 0.4%
           707,645    Publishing & Broadcasting Ltd.                                                                      10,852,707
Oil Companies - Exploration and Production - 1.1%
           720,950    EnCana Corp. (U.S. Shares)                                                                          34,627,229
Oil Companies - Integrated - 2.2%
           582,310    ConocoPhillips                                                                                      38,671,207
           129,495    Exxon Mobil Corp.                                                                                    9,595,580
           261,287    Suncor Energy, Inc.                                                                                 19,361,171
                                                                                                                          67,627,958
Optical Supplies - 0.2%
            39,825    Alcon, Inc. (U.S. Shares)                                                                            4,689,792
Pharmacy Services - 0.8%
           378,340    Caremark Rx, Inc.                                                                                   23,177,108
Pipelines - 0.0%
               591    Dynegy, Inc. - Class A                                                                                   4,167
Real Estate Operating/Development - 0.5%
         8,488,600    Guangzhou R&F Properties Company, Ltd. #                                                            16,394,554
Retail - Regional Department Stores - 1.3%
           920,325    Federated Department Stores, Inc.                                                                   38,184,284
Soap and Cleaning Preparations - 1.5%
           944,470    Reckitt Benckiser PLC **                                                                            45,569,892
Telecommunication Equipment - Fiber Optics - 0.5%
           764,325    Corning, Inc.*                                                                                      15,928,533
Therapeutics - 0.8%
           380,715    Gilead Sciences, Inc.*                                                                              24,487,589
Tobacco - 1.9%
           646,815    Altria Group, Inc.                                                                                  56,525,163
Transportation - Railroad - 1.8%
           815,759    Canadian National Railway Co. (U.S. Shares)                                                         37,272,029
           170,435    Union Pacific Corp.                                                                                 17,213,935
                                                                                                                          54,485,964
Transportation - Services - 0.3%
            86,915    FedEx Corp.                                                                                          9,595,416
Web Portals/Internet Service Providers - 1.5%
            14,915    Google, Inc. - Class A*                                                                              7,476,890
         1,294,250    Yahoo!, Inc.*                                                                                       36,640,217
                                                                                                                          44,117,107
Wireless Equipment - 0.5%
           393,995    QUALCOMM, Inc.                                                                                      14,837,852
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,081,586,250)                                                                               1,481,984,409
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 7.3%
Automotive - Cars and Light Trucks - 0.1%
$        2,770,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                   2,763,075
Cable Television - 0.7%
         3,821,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 ***                                      3,830,117
         4,600,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          4,814,360
         8,007,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          8,032,806
         1,296,922    CSC Holdings, Inc., 7.11%, bank loan, due 3/30/13 ***                                                1,299,853
         2,403,359    CSC Holdings, Inc., 7.11%, bank loan, due 3/30/13 ***                                                2,408,791
         1,621,153    CSC Holdings, Inc., 7.12%, bank loan, due 3/30/13 ***                                                1,624,817
           310,045    CSC Holdings, Inc., 7.12063%, bank loan, due 3/30/13 ***                                               310,746
                                                                                                                          22,321,490
Commercial Banks - 0.2%
         5,490,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     5,525,833
Containers - Metal and Glass - 0.6%
         9,006,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              9,208,635
         7,945,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               7,984,725
                                                                                                                          17,193,360
Diversified Financial Services - 0.1%
         3,815,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            4,318,355
Electric - Integrated - 0.7%
         2,535,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                   2,598,375
         9,070,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    8,850,842
           770,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       744,182
         2,640,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     2,523,803
         5,485,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         5,162,531
         1,850,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                         1,713,181
                                                                                                                          21,592,914
Finance - Auto Loans - 0.8%
         4,342,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 ***                                                 4,707,349
         7,100,000    Ford Motor Credit Co., 8.00%, senior unsecured notes, due 12/15/16                                   6,971,271
         2,485,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                            2,486,034
         3,905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         3,851,607
         6,162,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            6,338,763
                                                                                                                          24,355,024
Finance - Consumer Loans - 0.2%
         7,315,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   7,218,413
Finance - Investment Bankers/Brokers - 0.9%
        10,541,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                             10,218,446
         9,415,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                     9,179,296
         7,640,000    JP Morgan Chase & Co., 3.80%, senior unsecured notes, due 10/2/09                                    7,358,290
                                                                                                                          26,756,032
Food - Diversified - 0.2%
         7,085,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        6,837,535
Gas - Distribution - 0.2%
         4,725,000    ONEOK, Inc., 5.20%, notes, due 6/15/15                                                               4,456,993
Independent Power Producer - 0.0%
         1,338,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                      1,338,000
Medical - Hospitals - 0.2%
         3,033,000    HCA, Inc., 8.11375%, bank loan, due 11/18/13 ***                                                     3,061,662
         4,000,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 4,250,000
                                                                                                                           7,311,662
Multimedia - 0.3%
         4,670,000    Viacom, Inc.,6.25%, senior notes, due 4/30/16                                                        4,651,983
         4,675,000    Viacom, Inc, 6.875%, senior notes, due 4/30/36                                                       4,656,800
                                                                                                                           9,308,783
Non-Hazardous Waste Disposal - 0.1%
           586,870    Allied Waste Industries, Inc., 5.3219%, bank loan, due 1/15/12 ***                                     589,364
           275,978    Allied Waste Industries, Inc., 7.12%, bank loan, due 1/15/12 ***                                       277,228
           236,552    Allied Waste Industries, Inc., 7.15%, bank loan, due 1/15/12 ***                                       237,624
           591,381    Allied Waste Industries, Inc., 7.17%, bank loan, due 1/15/12 ***                                       594,059
           216,840    Allied Waste Industries, Inc., 7.17%, bank loan, due 1/15/12 ***                                       217,822
           131,376    Allied Waste Industries, Inc., 7.21%, bank loan, due 1/15/12 ***                                       131,971
                                                                                                                           2,048,068
Office Supplies and Forms - 0.1%
         2,318,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     2,277,435
Oil Companies - Exploration and Production - 0.1%
         1,500,000    Sabine Pass LNG, L.P., 7.25%, secured notes, due 11/30/13 (144A)                                     1,471,875
         1,400,000    Sabine Pass LNG, L.P., 7.50%, secured notes, due 11/30/16 (144A)                                     1,375,500
                                                                                                                           2,847,375
Photo Equipment and Supplies - 0.1%
           838,643    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                     840,480
           735,667    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  737,278
           731,989    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  733,592
                                                                                                                           2,311,350
Pipelines - 0.6%
         1,285,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                      1,313,913
        14,800,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                     15,169,999
         1,174,000    Kinder Morgan Energy Partners, 6.00%, notes, due 2/1/17                                              1,177,480
           710,000    Kinder Morgan Energy Partners, 6.50%, bonds, due 2/1/37                                                710,921
                                                                                                                          18,372,313
Publishing - Periodicals - 0.1%
         3,175,000    Idearc, Inc., 7.33%, bank loan, due 11/17/14 ***                                                     3,199,384
Rental Auto/Equipment - 0.1%
         3,474,170    Avis Budget Car Rental LLC, 6.61%, bank loan, due 4/19/12 ***                                        3,462,949
Retail - Building Products - 0.1%
         2,597,000    Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36                                       2,530,852
Retail - Major Department Stores - 0.2%
         4,630,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 4,549,031
Retail - Regional Department Stores - 0.1%
            26,443    Neiman Marcus Group, Inc., 7.595%, bank loan, due 4/6/13 ***                                            26,702
         1,771,684    Neiman Marcus Group, Inc., 7.6025%, bank loan, due 4/6/13 ***                                        1,789,064
                                                                                                                           1,815,766
Telecommunication Services - 0.3%
        10,315,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                            10,182,648
Transportation - Railroad - 0.2%
         1,910,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                              1,862,756
         3,825,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              4,008,661
                                                                                                                           5,871,417
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $219,381,330)                                                                                220,766,057
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.8%
U.S. Government Agency - 0.8%
        13,451,493    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                  13,337,155
        11,208,647    Freddie Mac, 5.75%, due 12/15/18                                                                    11,207,378
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $24,757,865)                                                                       24,544,533
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.0%
         6,242,000    Fannie Mae, 5.25%, due 12/3/07                                                                       6,239,509
         2,580,000    Fannie Mae, 2.50%, due 6/15/08                                                                       2,488,859
         4,110,000    Fannie Mae, 5.25%, due 1/15/09                                                                       4,119,391
           880,000    Fannie Mae, 6.375%, due 6/15/09                                                                        904,604
         6,723,000    Fannie Mae, 5.375%, due 11/15/11                                                                     6,806,427
         5,270,000    Freddie Mac, 5.75%, due 4/15/08                                                                      5,300,592
         2,155,000    Freddie Mac, 5.75%, due 3/15/09                                                                      2,181,709
         2,040,000    Freddie Mac, 7.00%, due 3/15/10                                                                      2,151,298
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $30,689,496)                                                                         30,192,389
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 23.2%
         9,469,000    U.S. Treasury Notes, 3.875%, due 7/31/07 #                                                           9,412,773
         1,860,000    U.S. Treasury Notes, 4.00%, due 9/30/07 #                                                            1,846,705
        11,219,553    U.S. Treasury Notes, 3.625%, due 1/15/08 #, ##                                                      11,328,248
        17,033,000    U.S. Treasury Notes, 3.375%, due 2/15/08 #                                                          16,746,232
        11,593,000    U.S. Treasury Notes, 3.75%, due 5/15/08 #                                                           11,412,764
        15,625,000    U.S. Treasury Notes, 5.625%, due 5/15/08 #                                                          15,740,359
        55,941,000    U.S. Treasury Notes, 4.875%, due 5/31/08 #                                                          55,840,475
        16,985,000    U.S. Treasury Notes, 4.375%, due 11/15/08 #                                                         16,817,137
         7,089,000    U.S. Treasury Notes, 4.75%, due 12/31/08 #                                                           7,065,741
        48,520,000    U.S. Treasury Notes, 4.875%, due 1/31/09                                                            48,470,704
        24,069,000    U.S. Treasury Notes, 4.50%, due 2/15/09 #                                                           23,870,623
        19,705,000    U.S. Treasury Notes, 3.125%, due 4/15/09 #                                                          18,983,758
         2,535,000    U.S. Treasury Notes, 4.875%, due 5/15/09 #                                                           2,533,218
        20,882,000    U.S. Treasury Notes, 6.00%, due 8/15/09 #                                                           21,426,081
        13,662,000    U.S. Treasury Notes, 4.625%, due 11/15/09 #                                                         13,577,145
        25,079,000    U.S. Treasury Notes, 4.00%, due 4/15/10 #                                                           24,464,765
        10,818,000    U.S. Treasury Notes, 3.625%, due 6/15/10 #                                                          10,419,508
         3,140,000    U.S. Treasury Notes, 4.125%, due 8/15/10 #                                                           3,069,472
         4,960,000    U.S. Treasury Notes, 5.75%, due 8/15/10 #                                                            5,107,639
         6,970,000    U.S. Treasury Notes, 4.25%, due 10/15/10 #                                                           6,836,315
        28,215,000    U.S. Treasury Notes, 4.50%, due 11/15/10 #                                                          27,903,083
         3,945,000    U.S. Treasury Notes, 4.375%, due 12/15/10 #                                                          3,883,206
        18,785,000    U.S. Treasury Notes, 4.50%, due 2/28/11 #                                                           18,560,463
        21,343,000    U.S. Treasury Notes, 4.875%, due 4/30/11 #                                                          21,379,689
         9,917,000    U.S. Treasury Bonds, 4.875%, due 7/31/11 #                                                           9,938,698
        19,691,000    U.S. Treasury Notes, 5.00%, due 8/15/11 #                                                           19,858,689
         4,615,000    U.S. Treasury Bonds, 4.625%, due 8/31/11 #                                                           4,578,043
         6,274,000    U.S. Treasury Notes, 4.50%, due 9/30/11 #                                                            6,188,711
         1,402,000    U.S. Treasury Bonds, 4.50%, due 11/30/11 #                                                           1,382,613
        13,454,000    U.S. Treasury Notes, 4.25%, due 8/15/14 #                                                           12,969,441
        25,554,765    U.S. Treasury Notes, 1.875%, due 7/15/15 #, ##                                                      24,547,550
        21,665,000    U.S. Treasury Notes, 4.25%, due 8/15/15 #                                                           20,799,245
        14,212,000    U.S. Treasury Notes, 4.50%, due 2/15/16 #                                                           13,877,791
        34,573,000    U.S. Treasury Notes, 5.125%, due 5/15/16 #                                                          35,314,418
        16,055,000    U.S. Treasury Bonds, 7.25%, due 5/15/16 #                                                           18,904,763
         4,604,893    U.S. Treasury Notes, 2.50%, due 7/15/16 #, ##                                                        4,647,884
        26,244,000    U.S. Treasury Notes, 4.875%, due 8/15/16 #                                                          26,321,918
        24,669,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                         24,287,395
         5,809,000    U.S. Treasury Notes, 7.875%, due 2/15/21 #                                                           7,477,728
        12,284,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                           15,214,889
        14,852,000    U.S. Treasury Notes, 6.00%, due 2/15/26 #                                                           16,614,517
         5,229,054    U.S. Treasury Bonds, 3.375%, due 4/15/32 #, ##                                                       6,298,965
        40,509,000    U.S. Treasury Notes, 4.50%, due 2/15/36 #                                                           37,863,276
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $709,149,628)                                                                      703,782,637
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
        14,951,137    Janus Institutional Cash Reserves Fund, 5.30%                                                       14,951,137
        22,874,169    Janus Money Market Fund, 5.25%                                                                      22,874,169
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $37,825,306)                                                                                    37,825,306
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 17.6%
         2,154,796    Foreign Bonds +                                                                                      2,154,796
       532,907,882    State Street Navigator Securities Lending Prime Portfolio +                                        532,907,882
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $535,062,678)                                                                               535,062,678
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,638,452,553) - 100%                                                                  $3,034,158,009
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Australia                                        $   10,852,707             0.4%
Belgium                                              13,668,060             0.5
Canada                                              125,500,224             4.1
China                                                16,394,554             0.5
France                                               25,180,203             0.8
Germany                                              19,712,773             0.6
Hong Kong                                             7,301,129             0.2
Japan                                                16,754,366             0.6
South Korea                                          29,180,429             1.0
Switzerland                                         190,892,146             6.3
United Kingdom                                       45,569,892             1.5
United States ++                                  2,533,151,526            83.5
--------------------------------------------------------------------------------
Total                                            $3,034,158,009           100.0%
                                                 ==============           =====

++ Includes Short-Term Securities and Other Securities (64.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts,
Open January 31, 2007 (unaudited)

Currency Sold and                   Currency         Currency        Unrealized
Settlement Date                   Units Sold   Value in $U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 3/14/07              1,275,000     $  2,504,547      $   (144,612)
British Pound 3/15/07              2,750,000        5,401,944          (268,491)
British Pound 6/8/07               7,875,000       15,459,111          (184,761)
Euro 6/8/07                       11,400,000       14,934,538           (22,426)
Japanese Yen 3/14/07             485,000,000        4,041,688           234,077
--------------------------------------------------------------------------------
Total                                            $ 42,341,828     $    (386,213)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

##          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                         Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                           $101,569,014

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Janus Contrarian Fund

Schedule of Investments( unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.3%
Airport Development - Maintenance - 0.5%
        10,583,003    Macquarie Airports**                                                                            $   29,349,643
Automotive - Cars and Light Trucks - 0.9%
         2,632,479    Tata Motors, Ltd.**                                                                                 52,351,287
Broadcast Services and Programming - 7.4%
         9,609,197    Liberty Global, Inc. - Class A*                                                                    288,852,462
         2,134,427    Liberty Global, Inc. - Class C*,#                                                                   60,254,874
           751,766    Liberty Media Holding Corp. - Class A*                                                              76,905,662
                                                                                                                         426,012,998
Building Products - Cement and Aggregate - 3.2%
         3,626,468    Cemex S.A. de C.V. (ADR)*,#                                                                        128,304,438
        17,643,412    Gujarat Ambuja Cements, Ltd.**                                                                      55,068,530
                                                                                                                         183,372,968
Building Products - Wood - 1.8%
         3,263,665    Masco Corp.#                                                                                       104,404,643
Casino Hotels - 3.3%
           533,180    Harrah's Entertainment, Inc.                                                                        45,043,046
         1,779,915    Station Casinos, Inc.                                                                              148,088,928
                                                                                                                         193,131,974
Commercial Banks - 6.0%
         3,371,258    ICICI Bank, Ltd.**                                                                                  72,224,086
         3,818,555    ICICI Bank, Ltd. (ADR)**                                                                           168,589,203
             6,587    Mitsubishi UFJ Financial Group, Inc.**                                                              79,987,022
             3,915    Mizuho Financial Group, Inc.**                                                                      28,279,275
                                                                                                                         349,079,586
Computer Services - 4.4%
         8,512,070    Ceridian Corp.*, +++                                                                               255,106,738
Containers - Metal and Glass - 4.2%
        10,918,745    Owens-Illinois, Inc.*, +++                                                                         243,051,264
Diversified Minerals - 1.2%
         2,049,830    Companhia Vale do Rio Doce (ADR)#                                                                   69,550,732
Diversified Operations - 1.1%
         1,928,707    Tyco International, Ltd. (U.S. Shares)                                                              61,487,179
Electric - Generation - 2.2%
        44,119,070    Datang International Power Generation Company, Ltd.#                                                44,808,280
        26,452,259    National Thermal Power Corporation, Ltd.**                                                          85,078,977
                                                                                                                         129,887,257
Electric - Integrated - 1.8%
        29,053,900    Tenaga Nasional Berhad                                                                             102,170,487
Engineering - Research and Development Services - 0.7%
         1,175,158    Larsen & Toubro, Ltd.**                                                                             42,390,145
Enterprise Software/Services - 1.6%
         3,687,150    CA, Inc.#                                                                                           90,519,533
Finance - Consumer Loans - 3.6%
         4,550,440    SLM Corp.                                                                                          209,138,222
Finance - Investment Bankers/Brokers - 4.6%
         2,871,541    E*TRADE Financial Corp.*,#                                                                          70,008,170
         1,830,815    JP Morgan Chase & Co.                                                                               93,243,408
         1,110,465    Merrill Lynch & Company, Inc.                                                                      103,895,105
                                                                                                                         267,146,683
Finance - Mortgage Loan Banker - 0.6%
           956,565    Housing Development Finance Corporation, Ltd.**                                                     36,411,014
Financial Guarantee Insurance - 1.1%
           885,755    MBIA, Inc.**                                                                                        63,623,782
Food - Diversified - 0.8%
         3,883,057    Cadbury Schweppes PLC**                                                                             43,927,704
Forestry - 1.5%
         2,194,130    Plum Creek Timber Company, Inc.#                                                                    88,313,733
Independent Power Producer - 2.5%
         2,409,225    NRG Energy, Inc.*,#                                                                                144,384,854
Investment Companies - 0.9%
        18,763,623    Macquarie Infrastructure Group**                                                                    53,520,314
Leisure and Recreation Products - 0.6%
         6,887,285    EMI Group PLC**                                                                                     33,433,574
Machinery - Pumps - 0.3%
           431,850    Graco, Inc.#                                                                                        17,606,525
Medical - HMO - 4.6%
         5,206,392    Coventry Health Care, Inc.*                                                                        268,389,508
Medical - Nursing Homes - 1.2%
         1,287,505    Manor Care, Inc.                                                                                    68,546,766
Metal - Diversified - 0.6%
         3,362,115    Ivanhoe Mines, Ltd. (U.S. Shares)#                                                                  32,780,621
Metal Processors and Fabricators - 0.9%
         6,997,083    Bharat Forge, Ltd.**                                                                                52,991,341
Oil Companies - Exploration and Production - 1.4%
           970,525    Chesapeake Energy Corp.#                                                                            28,737,245
         1,149,465    Forest Oil Corp.*                                                                                   36,690,923
           816,209    Mariner Energy, Inc.*,#                                                                             16,413,963
                                                                                                                          81,842,131
Oil Companies - Integrated - 0.5%
           426,420    Suncor Energy, Inc. (U.S. Shares)                                                                   31,704,327
Oil Refining and Marketing - 3.3%
         4,484,899    Reliance Industries, Ltd.**                                                                        138,757,623
           704,921    SK Corp.**                                                                                          53,892,701
                                                                                                                         192,650,324
Paper and Related Products - 0.5%
        10,315,353    Ballarpur Industries, Ltd.**,+++                                                                    29,472,041
Pipelines - 1.8%
         2,128,605    Kinder Morgan Management LLC*,#                                                                    105,365,948
Public Thoroughfares - 0.1%
         6,254,541    Sydney Roads Group**                                                                                 6,473,410
Publishing - Periodicals - 0.3%
         1,672,155    Playboy Enterprises, Inc. - Class B*,+++                                                            18,460,591
Real Estate Management/Services - 1.2%
         2,459,000    Mitsubishi Estate Company, Ltd.**,#                                                                 70,463,869
Real Estate Operating/Development - 8.6%
        34,383,000    CapitaLand, Ltd.**                                                                                 151,834,616
        31,703,000    New World Development Company, Ltd.#                                                                69,432,396
         4,665,580    St. Joe Co.#, +++                                                                                  270,137,081
                                                                                                                         491,404,093
Reinsurance - 1.3%
            20,926    Berkshire Hathaway, Inc. - Class B*,#                                                               76,742,966
REIT - Diversified - 1.6%
           750,355    Vornado Realty Trust#                                                                               91,805,934
REIT - Warehouse and Industrial - 0.6%
           569,060    ProLogis#                                                                                           36,988,900
Retail - Major Department Stores - 0.2%
         1,373,468    Pantaloon Retail India, Ltd.**                                                                      14,456,434
Semiconductor Components/Integrated Circuits - 0.1%
           260,275    Cypress Semiconductor Corp.*                                                                         4,802,074
Soap and Cleaning Preparations - 1.3%
         1,561,589    Reckitt Benckiser PLC**                                                                             75,345,371
Television - 1.0%
         5,644,742    British Sky Broadcasting Group PLC**                                                                60,560,680
Transportation - Railroad - 0.4%
         2,306,250    All America Latina Logistica (GDR) (144A)                                                           24,958,929
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,595,580,215)                                                                               5,125,579,097
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
$       16,925,000    Ames Department Stores, Inc., 10.00%, senior notes, due 4/15/06 ***, (a), (b), ##, (cost $7,900,645)         0
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
        55,078,075    Janus Institutional Cash Reserves Fund, 5.30%                                                       55,078,075
        99,211,996    Janus Money Market Fund, 5.25%                                                                      99,211,997
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $154,290,072)                                                                                  154,290,072
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.0%
       520,082,019    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $520,082,019)                                                              520,082,019
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,277,852,951) - 100%                                                                  $5,799,951,188
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Australia                                        $   89,343,367             1.5%
Bermuda                                              61,487,179             1.1%
Brazil                                               94,509,661             1.6%
Canada                                               64,484,948             1.1%
China                                                44,808,280             0.8%
Hong Kong                                            69,432,396             1.2%
India                                               747,790,681            12.6%
Japan                                               178,730,166             3.1%
Malaysia                                            102,170,487             1.8%
Mexico                                              128,304,438             2.3%
Singapore                                           151,834,616             2.6%
South Korea                                          53,892,701             0.9%
United Kingdom                                      213,267,329             3.7%
United States++                                  $3,799,894,939            65.7%
--------------------------------------------------------------------------------
Total                                             5,799,951,188           100.0%
                                                 ==============           =====

++ Includes Short-Term Securities and Other Securities(54.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open

Currency Sold and                 Currency          Currency         Unrealized
Settlement Date                 Units Sold    Value in $U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 4/18/07      108,200,000   $    83,826,271    $    (1,071,017)
British Pound 3/15/07           82,100,000       161,272,580         (7,599,409)
British Pound 6/8/07            11,100,000        21,789,985           (260,425)
Indian Rupee 4/18/07         2,000,000,000        44,900,853         (2,572,811)
Japanese Yen 4/18/07        19,681,000,000       164,787,063          5,481,308
South Korean Won 3/14/07       950,000,000         1,010,713             (8,604)
South Korean Won 3/15/07    44,130,000,000        46,951,221           (722,433)
Singapore Dollar 4/18/07       228,600,000       149,472,010         (1,629,246)
--------------------------------------------------------------------------------
Total                                        $   674,010,696    $    (8,382,637)

--------------------------------------------------------------------------------
Schedule of Written Options - Calls
      MBIA, Inc.
      expires January 2008
      8,857 contracts
      exercise price $80.00.................................         $2,745,670
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Options Written - Calls
      8,857 contracts.......................................         $2,745,670
      (Premiums received $3,021,970)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

(a) Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.

(b)         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

## Schedule of Fair Valued Securities
as of January 31, 2007

--------------------------------------------------------------------------------
                                                              Value as a % of
Janus Contrarian Fund                           Value      Investment Securities
--------------------------------------------------------------------------------
Ames Department Stores, Inc., 10.00%,
  senior notes, due 4/15/06                   $     --                      0.0%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+++ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the peroid ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                     Sales             Realized      Dividend       Value
                                          Shares      Cost           Shares       Cost       Gain/(Loss)     Income      at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ballarpur Industries, Ltd.                    --  $         --            --  $         --  $         --  $    346,250  $ 29,472,041
Ceridian Corp.                                --            --            --            --            --            --   255,106,738
Owens-Illinois, Inc.                     100,000     1,807,379            --            --            --            --   243,051,264
Playboy Enterprises, Inc. - Class B           --            --            --            --            --            --    18,460,591
St. Joe Co.                                   --            --            --            --            --       746,493   270,137,081
------------------------------------------------------------------------------------------------------------------------------------
                                                  $  1,807,379                $         --  $         --  $  1,092,743  $816,227,715
------------------------------------------------------------------------------------------------------------------------------------


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                           $ 1,498,088,043

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Advertising Sales - 3.2%
           974,505    Lamar Advertising Co.*                                                                          $   64,590,191
Aerospace and Defense - 1.3%
           120,480    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 4,885,464
           683,915    Spirit Aerosystems Holdings, Inc.*                                                                  20,948,316
                                                                                                                          25,833,780
Agricultural Chemicals - 2.2%
           283,855    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              44,289,896
Airlines - 1.2%
           273,073    Ryanair Holdings PLC (ADR)*,#                                                                       23,672,698
Batteries and Battery Systems - 0.6%
           139,195    Energizer Holdings, Inc.*                                                                           11,863,590
Building - Mobile Home and Manufactured Homes - 0.2%
            79,760    Thor Industries, Inc.                                                                                3,370,658
Building - Residential and Commercial - 0.9%
            25,410    NVR, Inc.*,#                                                                                        17,596,933
Casino Hotels - 1.8%
           786,905    Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                        15,218,743
           259,300    Station Casinos, Inc.                                                                               21,573,760
                                                                                                                          36,792,503
Casino Services - 1.2%
           791,005    Scientific Games Corp. - Class A*,#                                                                 24,552,795
Cellular Telecommunications - 1.2%
           318,905    N.I.I. Holdings, Inc.*                                                                              23,535,189
Commercial Banks - 0.6%
           116,575    Commerce Bancorp, Inc.#                                                                              3,937,904
           183,970    SVB Financial Group*,#                                                                               8,582,200
                                                                                                                          12,520,104
Commercial Services - 1.0%
           698,517    Iron Mountain, Inc.*,#                                                                              19,544,506
Commercial Services - Finance - 3.2%
           113,030    Equifax, Inc.                                                                                        4,694,136
           429,780    Jackson Hewitt Tax Service, Inc.                                                                    15,717,055
           311,723    Moody's Corp.                                                                                       22,306,897
           532,351    Paychex, Inc.                                                                                       21,299,364
                                                                                                                          64,017,452
Computer Services - 2.1%
           843,640    Ceridian Corp.*                                                                                     25,283,891
           457,655    IHS, Inc. - Class A*                                                                                17,418,349
                                                                                                                          42,702,240
Computers - 0.9%
           210,702    Apple Inc.*                                                                                         18,063,482
Computers - Memory Devices - 0.3%
           159,290    SanDisk Corp.*                                                                                       6,403,458
Consulting Services - 1.1%
            95,630    Corporate Executive Board Co.                                                                        8,676,510
           589,055    Gartner Group, Inc.*,#                                                                              12,876,742
                                                                                                                          21,553,252
Containers - Metal and Glass - 4.2%
         1,084,495    Ball Corp.                                                                                          50,233,809
         1,545,605    Owens-Illinois, Inc.*                                                                               34,405,167
                                                                                                                          84,638,976
Data Processing and Management - 0.6%
           351,130    NAVTEQ Corp.*,#                                                                                     12,458,092
Dental Supplies and Equipment - 1.5%
           383,375    Patterson Companies, Inc.*,#                                                                        14,418,734
           344,855    Sirona Dental Systems, Inc.                                                                         14,766,691
                                                                                                                          29,185,425
Diagnostic Kits - 1.5%
           701,180    Dade Behring Holdings, Inc.                                                                         29,505,654
Distribution/Wholesale - 0.9%
           886,500    Esprit Holdings, Ltd.                                                                                9,058,917
         2,701,600    Li & Fung, Ltd.                                                                                      8,516,927
                                                                                                                          17,575,844
Diversified Operations - 0.6%
        35,394,279    Polytec Asset Holdings, Ltd.ss                                                                      11,824,401
E-Commerce/Products - 0.5%
           151,000    Submarino S.A. (GDR) (144A)                                                                          9,165,504
E-Commerce/Services - 0.6%
           321,980    IAC/InterActiveCorp*,#                                                                              12,364,032
Electric Products - Miscellaneous - 1.0%
           606,857    AMETEK, Inc.                                                                                        21,033,664
Electronic Components - Semiconductors - 1.7%
           684,810    Advanced Micro Devices, Inc.*                                                                       10,648,796
           445,695    International Rectifier Corp.*,#                                                                    18,598,851
           196,710    SiRF Technology Holdings, Inc.*                                                                      5,775,406
                                                                                                                          35,023,053
Electronic Measuring Instruments - 0.9%
           323,845    Trimble Navigation, Ltd.*                                                                           18,323,150
Entertainment Software - 1.5%
         1,333,031    Activision, Inc.*                                                                                   22,701,518
           148,480    Electronic Arts, Inc.*                                                                               7,424,000
                                                                                                                          30,125,518
Fiduciary Banks - 0.8%
           280,590    Northern Trust Corp.                                                                                17,045,843
Finance - Consumer Loans - 0.3%
           190,905    Nelnet, Inc. - Class A*                                                                              5,282,341
Finance - Investment Bankers/Brokers - 0.4%
           366,035    optionsXpress Holdings, Inc.                                                                         8,693,331
Finance - Other Services - 1.6%
            58,575    Chicago Mercantile Exchange Holdings, Inc.                                                          32,995,298
Food - Canned - 0.9%
           582,729    TreeHouse Foods, Inc.*                                                                              17,371,151
Hotels and Motels - 0.5%
           160,935    Starwood Hotels & Resorts Worldwide, Inc.                                                           10,071,312
Independent Power Producer - 0.6%
           200,115    NRG Energy, Inc.*,#                                                                                 11,992,892
Industrial Automation and Robotics - 0.5%
           148,015    Rockwell Automation, Inc.                                                                            9,059,998
Instruments - Controls - 1.7%
           117,590    Mettler-Toledo International, Inc.*                                                                  9,736,452
           499,274    Thermo Electron Corp.*                                                                              23,890,261
                                                                                                                          33,626,713
Insurance Brokers - 0.4%
           220,520    Willis Group Holdings, Ltd.                                                                          9,010,447
Investment Management and Advisory Services - 3.4%
           272,665    National Financial Partners Corp.                                                                   13,387,852
         1,133,730    T. Rowe Price Group, Inc.                                                                           54,407,702
                                                                                                                          67,795,554
Machinery - Pumps - 0.5%
           252,575    Graco, Inc.                                                                                         10,297,483
Medical - Biomedical and Genetic - 3.7%
         1,120,438    Celgene Corp.*                                                                                      60,145,112
           248,160    Invitrogen Corp.*                                                                                   15,194,837
                                                                                                                          75,339,949
Medical - HMO - 1.7%
           649,733    Coventry Health Care, Inc.*                                                                         33,493,736
Medical - Nursing Homes - 1.0%
           373,885    Manor Care, Inc.                                                                                    19,905,637
Medical Instruments - 1.0%
            77,200    Intuitive Surgical, Inc.*                                                                            7,597,252
           254,595    Kyphon, Inc.*,#                                                                                     11,912,500
                                                                                                                          19,509,752
Medical Labs and Testing Services - 0.4%
           131,200    Covance, Inc.*                                                                                       8,088,480
Medical Products - 0.9%
           371,535    Varian Medical Systems, Inc.*                                                                       17,138,910
Metal Processors and Fabricators - 1.2%
           276,555    Precision Castparts Corp.#                                                                          24,582,974
Multi-Line Insurance - 1.2%
           425,345    Assurant, Inc.                                                                                      23,640,675
Networking Products - 0.4%
           401,950    Juniper Networks, Inc.*                                                                              7,283,334
Oil and Gas Drilling - 0.6%
           380,810    Nabors Industries, Ltd.*,#                                                                          11,530,927
Oil Companies - Exploration and Production - 3.5%
           256,350    Chesapeake Energy Corp.#                                                                             7,590,524
           798,985    EOG Resources, Inc.                                                                                 55,233,832
           210,155    Forest Oil Corp.*                                                                                    6,708,148
                                                                                                                          69,532,504
Physician Practice Management - 0.7%
           262,115    Pediatrix Medical Group, Inc.*                                                                      13,771,522
Pipelines - 0%
             1,164    Dynegy, Inc. - Class A                                                                                   8,206
Power Converters and Power Supply Equipment - 0.2%
           103,595    Hubbell, Inc.                                                                                        4,993,279
Property and Casualty Insurance - 0.6%
           346,367    W. R. Berkley Corp.                                                                                 11,461,284
Real Estate Management/Services - 0.7%
           388,500    CB Richard Ellis Group, Inc.*                                                                       14,611,485
Real Estate Operating/Development - 0.5%
           180,700    St. Joe Co.#                                                                                        10,462,530
Recreational Vehicles - 0.5%
           230,255    Polaris Industries, Inc.#                                                                           10,766,724
Reinsurance - 1.7%
             9,399    Berkshire Hathaway, Inc. - Class B*,#                                                               34,469,423
REIT - Mortgages - 1.1%
           812,335    CapitalSource, Inc.#                                                                                22,574,790
Rental Auto/Equipment - 0.2%
           196,015    Hertz Global Holdings, Inc.*                                                                         3,649,799
Respiratory Products - 1.5%
           726,720    Respironics, Inc.*                                                                                  30,958,272
Retail - Apparel and Shoe - 2.0%
           302,230    Abercrombie & Fitch Co. - Class A                                                                   24,039,374
           170,800    J. Crew Group, Inc.*                                                                                 6,205,164
           187,675    Nordstrom, Inc.                                                                                     10,455,374
                                                                                                                          40,699,912
Retail - Gardening Products - 0.6%
           246,055    Tractor Supply Co.*,#                                                                               12,383,948
Retail - Office Supplies - 2.0%
           299,625    Office Depot, Inc.*                                                                                 11,202,979
         1,118,815    Staples, Inc.                                                                                       28,775,922
                                                                                                                          39,978,901
Schools - 0.4%
           201,754    Apollo Group, Inc. - Class A*,#                                                                      8,756,124
Semiconductor Components/Integrated Circuits - 2.4%
         1,582,555    Cypress Semiconductor Corp.*,#                                                                      29,198,140
         1,038,310    Marvell Technology Group, Ltd.*                                                                     18,990,690
                                                                                                                          48,188,830
Telecommunication Equipment - 0.3%
           156,170    CommScope, Inc.*                                                                                     5,045,853
Telecommunication Services - 1.7%
           562,260    Amdocs, Ltd. (U.S. Shares)*                                                                         19,499,177
           625,400    Time Warner Telecom, Inc. - Class A*                                                                14,559,312
                                                                                                                          34,058,489
Therapeutics - 1.5%
           283,827    Gilead Sciences, Inc.*                                                                              18,255,752
           474,035    Mannkind Corp.*,#                                                                                    7,850,020
            91,860    United Therapeutics Corp.*                                                                           4,923,696
                                                                                                                          31,029,468
Toys - 0.8%
           567,292    Marvel Entertainment, Inc.*                                                                         15,838,793
Transportation - Equipment and Leasing - 0.4%
           170,715    GATX Corp.#                                                                                          7,784,604
Transportation - Marine - 0.5%
           219,495    Alexander & Baldwin, Inc.#                                                                          10,851,833
Transportation - Railroad - 0.7%
           325,590    Canadian National Railway Co. (U.S. Shares)                                                         14,876,207
Transportation - Services - 0.8%
           382,610    Expeditors International of Washington, Inc.                                                        16,333,621
Transportation - Truck - 0.7%
           327,920    Landstar System, Inc.                                                                               13,867,737
Web Hosting/Design - 1.1%
           254,376    Equinix, Inc.*                                                                                      21,385,390
Wireless Equipment - 1.4%
           830,135    Crown Castle International Corp.*                                                                   29,187,547
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,189,833,486)                                                                               1,823,409,852
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
         7,824,800    Janus Institutional Cash Reserves Fund, 5.30%                                                        7,824,800
        13,361,200    Janus Money Market Fund, 5.25%                                                                      13,361,200
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $21,186,000)                                                                                    21,186,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.3%
           229,211    Foreign Bonds+                                                                                         229,211
       166,235,253    State Street Navigator Securities Lending Prime Portfolio+                                         166,235,253
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $166,464,464)                                                                               166,464,464
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,377,483,950) - 100%                                                                  $2,011,060,316
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $   57,107,908               2.8%
Brazil                                             14,050,968               0.7%
Canada                                             59,166,103               2.9%
Cayman Islands                                     11,824,401               0.6%
Hong Kong                                          15,218,743               0.8%
Ireland                                            23,672,698               1.2%
United Kingdom                                     19,499,177               1.0%
United States ++                                1,810,520,318              90.0%
--------------------------------------------------------------------------------
Total                                          $2,011,060,316             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (80.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan at January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of January 31, 2007)

                                                                                                                      Value as a %
                                                        Acquisition         Acquisition                               of Investment
                                                           Date                 Cost                 Value             Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund
Polytec Asset Holdings, Ltd.                               5/5/06          $  9,134,007          $ 11,824,401            0.6%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Janus Federal Tax-Exempt Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 98.0%

Alaska - 1.1%
         1,000,000    Aleutians East Borough, Alaska, Project Revenue Bonds, (Aleutian Pribilof Islands
                      Association, Inc. Project), (ACA Insured), 5.00%, due 6/1/12                                    $    1,028,600
Arizona - 1.1%
         1,000,000    Pinal County, Arizona, Industrial Development Authority, Correctional Facility
                      Contract Revenue, (Florence West Prison Project), (ACA Insured), Series A, 5.25%,
                      due 10/1/12                                                                                          1,049,750
Arkansas - 0.2%
           200,000    Norphlet, Arkansas, Industrial Development Revenue Bonds, (Norphlet Chemical,
                      Inc. Project), (ADED-GTD Insured), 5.00%, due 2/1/12                                                   204,532
California - 1.6%
           500,000    California Mobile Home Park Financing Authority Revenue, (Union City), Series B,
                      5.00%, due 12/15/21                                                                                    492,530
         1,000,000    California Pollution Control Financing Authority, Solid Waste Disposal, (Republic
                      Services, Inc. Project), Series B, 5.25%, due 6/1/23**                                               1,060,990
                                                                                                                           1,553,520
Colorado - 3.7%
           510,000    Colorado Educational & Cultural Facilities Authority Revenue, (Academy Charter
                      School Project), Series A, 5.00%, due 12/15/15                                                         541,737
         1,000,000    Colorado Health Facilities Authority Revenue, (Evangelical Lutheran Project),
                      5.25%, due 6/1/17**                                                                                  1,070,680
           815,000    Colorado Health Facilities Authority Revenue, (Evangelical Lutheran Project),
                      5.25%, due 6/1/23                                                                                      862,343
           940,000    Jefferson County, Colorado, Section 14 Metropolitan District, (RDN Insured),
                      5.00%, due 12/1/18                                                                                     992,978
                                                                                                                           3,467,738
District of Columbia - 1.1%
         1,000,000    District of Columbia Revenue, Friendship Public Charter School, (ACA Insured),
                      5.00%, due 6/1/35                                                                                    1,028,450
Florida - 6.7%
         2,160,000    Glades County, Florida, Correctional Development Corporation, First Mortgage
                      Revenue, (Glades County Detention Center Project), 5.00%, due 3/1/11**                               2,151,381
         2,000,000    Hillsborough County, Florida, Industrial Development Authority Hospital Revenue,
                      (Tampa General Hospital Project), Series B, 5.25%, due 10/1/28                                       2,101,760
         1,000,000    Jacksonville, Florida, Aviation Authority Revenue, (AMBAC Insured), 5.00%, due
                      10/1/18                                                                                              1,053,170
         1,000,000    St. Johns County, Florida, Industrial Development Authority Health Care,
                      (Glenmoor Project), Series A, 5.25%, due 1/1/26                                                      1,011,040
                                                                                                                           6,317,351
Georgia - 1.1%
         1,000,000    Valdosta and Lowndes County, Georgia, Hospital Authority Revenue, (South Georgia
                      Medical Center Project), 5.00%, due 10/1/33                                                          1,036,750
Illinois - 8.4%
         2,000,000    Chicago, Illinois, O'Hare International Airport Revenue, (AMT-Third Lein),
                      (MBIA Insured), Series B, 5.00%, due 1/1/26**                                                        2,074,280
         1,215,000    Hampshire, Illinois, Special Service Area No. 9, Special Tax, (RDN Insured), 5.00%,
                      due 12/30/20                                                                                         1,272,956
         1,000,000    Illinois Finance Authority Revenue, (Franciscan Communities), 5.50%, due
                      5/15/37                                                                                              1,007,970
           815,000    Illinois Finance Authority Revenue, (Lutheran Hillside Village), 5.00%, due 2/1/13                     849,646
           500,000    Illinois Finance Authority Revenue, (Montgomery Place Project), Series A, 5.50%,
                      due 5/15/26                                                                                            507,940
         2,200,000    Illinois Housing Development Authority, Family Revenue, (Sunrise Apartments),
                      Series D, 5.00%, due 1/1/42                                                                          2,221,274
                                                                                                                           7,934,066
Indiana - 6.5%
         1,860,000    Danville, Indiana, 5/6 & 7/8 School Building Corp., First Mortgage, (FSA Insured),
                      5.00%, due 7/15/24**                                                                                 1,970,521
         1,000,000    Indiana Health and Educational Facility Financing Authority Revenue, Baptist
                      Homes of Indiana, 5.00%, due 11/15/12                                                                1,034,470
         2,000,000    Indiana Health and Educational Facility Financing Authority Revenue, Clarian
                      Health Obligation Group, Series B, 5.00%, due 2/15/24                                                2,070,500
         1,000,000    Noblesville, Indiana, Redevelopment Authority Economic Development, Lease
                      Rental Bonds, (Hamilton Town Center Project), Series B, 5.00%, due 8/1/25                            1,034,360
                                                                                                                           6,109,851
Kansas - 3.6%
         1,360,000    Norwich, Kansas, Industrial Revenue, (Farrar Corp), 5.75%, due 8/1/17                                1,376,415
         2,000,000    University of Kansas Hospital Authority Health Facilities Revenue, (University of
                      Kansas Health System), 5.00%, due 9/1/36                                                             2,066,000
                                                                                                                           3,442,415
Kentucky - 0.7%
           680,000    Louisville-Jefferson County, Kentucky, Farmdale Improvement, 5.50%, due
                      12/1/26                                                                                                668,562
Maryland - 0.5%
           500,000    Maryland State Health and Higher Educational Facilities Authority Revenue, King
                      Farm Presbyterian Community, Series A, 5.30%, due 1/1/37                                               504,875
Michigan - 2.7%
         1,000,000    Conner Creek Academy East, Michigan Public School Revenue, 5.25%, due
                      11/1/31                                                                                              1,005,000
         1,530,000    Kentwood, Michigan, Economic Development Limited Obligation, (Holland Home),
                       Series A, 5.25%, due 11/15/14                                                                       1,588,446
                                                                                                                           2,593,446
Minnesota - 0.5%
           500,000    Inver Grove Heights, Minnesota, Nursing Home Revenue, (Presbyterian Homes
                      Care), 5.50%, due 10/1/33                                                                              505,880
Missouri - 1.3%
         1,280,000    Jennings, Missouri, Tax Increment Revenue, (Northland Redevelopment Area
                      Project), 5.00%, due 11/1/23                                                                         1,265,242
Nevada - 0.9%
           850,000    Reno, Nevada, Redevelopment Agency Tax Allocation, Series C, 5.40%, due
                      6/1/27                                                                                                 845,725
New Hampshire - 0.5%
           500,000    New Hampshire Health and Educational Facilities Authority Revenue, (Southern
                      New Hampshire University), (ACA Insured), 5.00%, due 1/1/27                                            519,785
New Jersey - 2.8%
           200,000    New Jersey Economic Development Authority, (Glimcher Properties LP Project),
                      6.00%, due 11/1/28                                                                                     202,376
           500,000    New Jersey Economic Development Authority, (Seashore Gardens Project), 5.30%,
                      due 11/1/26                                                                                            507,410
         2,000,000    New Jersey Tobacco Settlement Financing Corporation, Series 1A, 5.00%, due
                      6/1/41                                                                                               1,968,300
                                                                                                                           2,678,086
New York - 4.7%
         1,000,000    Hudson Yards Infrastructure Corp., New York, Revenue Bonds, Series A, 5.00%, due
                      2/15/47                                                                                              1,044,090
         1,130,000    Niagara County, New York, Industrial Development Agency, Multi Family Revenue,
                      (Foxwood), (GNMA Insured), 5.00%, due 7/20/38                                                        1,133,492
         2,200,000    Onondaga County, New York, Industrial Development Agency, Pollution Control
                      Revenue, (Anheuser-Busch Project), Series B, 4.95%, due 7/1/36                                       2,236,432
                                                                                                                           4,414,014
North Carolina - 2.2%
         2,000,000    North Carolina Medical Care Community Health Systems Revenue, (Mission Health
                      Combined Group), 5.00%, due 10/1/36                                                                  2,087,240
Ohio - 2.2%
         2,000,000    Richland County, Ohio, Hospital Facilities Revenue, Medcentral Health System
                      Obligation, 5.125%, due 11/15/21                                                                     2,110,820
Oklahoma - 2.9%
         1,000,000    Comanche County, Oklahoma, Development Financial Authority Revenue,
                      (Comanche County Memorial Hospital Project), Series B, 6.60%, due 7/1/31                             1,094,670
         1,610,000    Pottawatomie County, Oklahoma, Facilities Authority, Educational Facilities Lease
                      Revenue, (Shawnee Public Schools Project), 5.00%, due 9/1/13                                         1,670,117
                                                                                                                           2,764,787
Pennsylvania - 8.4%
         1,698,560    Abington Township, Pennsylvania, Municipal Authority Revenue, (Scranton
                      Cultural Center), 5.00%, due 2/15/17*                                                                1,698,560
           500,000    Allegheny County, Pennsylvania, Airport Revenue, (MBIA Insured), Series B,
                      5.00%, due 1/1/22                                                                                      533,085
         1,000,000    Cumberland County, Pennsylvania, Municipal Authority Revenue, (Diakon
                      Lutheran Ministries Project), 5.00%, due 1/1/36                                                      1,022,670
         1,000,000    Cumberland County, Pennsylvania, Municipal Authority Revenue, (Diakon
                      Lutheran Ministries Project), 5.00%, due 1/1/27                                                      1,028,910
         1,000,000    Harrisburg, Pennsylvania, Authority University Revenue, Harrisburg University of
                      Science, Series B, 6.00%, due 9/1/36                                                                 1,014,830
         1,500,000    Lancaster County, Pennsylvania, Hospital Authority Revenue, (Lancaster General
                      Hospital), 5.00%, due 3/15/31                                                                        1,579,005
         1,000,000    Philadelphia, Pennsylvania, Authority for Industrial Development Revenue,
                      (Franklin Towne Charter High School Project), Series A, 5.375%, due 1/1/32                           1,031,200
                                                                                                                           7,908,260
Rhode Island - 1.2%
         1,000,000    Rhode Island State Economic Development Corp., Providence Place Mall, (RDN
                      Insured), 6.125%, due 7/1/20                                                                         1,094,710
South Carolina - 4.5%
         1,000,000    South Carolina Jobs-Economic Development Authority, First Mortgage Health
                      Facilities Revenue, (Wesley Commons Project), 5.125%, due 10/1/26                                    1,006,360
         1,000,000    South Carolina Jobs-Economic Development Authority, Hospital Revenue,
                      (Hampton Regal Medical), 5.25%, due 11/1/28                                                            979,110
         1,040,000    South Carolina Jobs-Economic Development Authority, Student Housing Revenue,
                      (Coastal Housing Foundation LLC Project), (CIFG Insured), Series A, 5.00%, due
                      4/1/17                                                                                               1,104,272
         1,095,000    South Carolina Jobs-Economic Development Authority, Student Housing Revenue,
                      (Coastal Housing Foundation LLC Project), (CIFG Insured), Series A, 5.00%, due
                      4/1/18                                                                                               1,159,560
                                                                                                                           4,249,302
Texas - 12.5%
         2,000,000    Austin, Texas, Convention Enterprises, Inc., Convention Center Hotel First Tier
                      Revenue Bonds, (XLCA Insured), Series A, 5.00%, due 1/1/34                                           2,088,900
         1,790,000    Beasley, Texas, Higher Education Finance Corporation Revenue, (Uplift
                      Education), (ACA Insured), Series A, 5.25%, due 12/1/18**                                            1,878,534
           835,000    Cameron, Texas, Education Corporation Revenue, (Faith Family Academy Charter
                      School Project), (ACA Insured), Series A, 5.00%, due 8/15/15                                           869,085
           500,000    Health Facilities Development Corporation Revenue, (Retirement Facility
                      Revenue Bonds), Series A, 5.25%, due 10/12/06                                                          503,645
           780,000    HFDC of Central Texas, Inc., Retirement Facilities Revenue, (The Village at
                      Gleannloch Farms Project), Series A, 5.25%, due 2/15/16                                                793,198
         1,130,000    La Vernia, Texas, Higher Education Financial Revenue, (Southwest Winners
                      Foundation), (ACA Insured), Series A, 5.00%, due 2/15/21                                             1,165,392
         1,495,000    Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue,
                      (AMBAC Insured), 5.00%, due 1/1/20                                                                   1,579,841
         1,795,000    Pecos County, Texas, Iraan General Hospital, (RDN Insured), 5.00%, due 2/15/26**                     1,862,492
         1,000,000    Willacy County, Texas, Local Government Corporate Revenue, 6.00%, due
                      3/1/09                                                                                               1,013,750
                                                                                                                          11,754,837
Utah - 1.1%
         1,000,000    Spanish Fork City, Utah, Charter School Revenue, (American Leadership
                      Academy), 5.55%, due 11/15/21ss.                                                                     1,004,910
Virginia - 1.1%
         1,000,000    Norfolk Virginia Economic Development Authority, (Old Dominion University),
                      6.00%, due 11/1/36                                                                                   1,007,380
Washington - 6.1%
           500,000    Port Kalama, Washington, Revenue Bonds, Series B, 5.25%, due 10/25/06                                  530,390
         2,045,000    Seattle, Washington, Housing Authority Revenue, (Capital Funding Program -
                      High-Rise Rehab II), (FSA Insured), 5.00%, due 11/1/26                                               2,144,674
         1,000,000    Washington State Health Care Facilities Authority Revenue, (Group Health Coop),
                      (RDN Insured), 5.00%, due 12/1/25                                                                    1,040,890
         2,000,000    Washington State Higher Education Facilities Authority Revenue, (Pacific Lutheran
                      University), (RDN Insured), 5.00%, due 11/1/31                                                       2,092,480
                                                                                                                           5,808,434
Wisconsin - 6.1%
         1,500,000    Milwaukee County, Wisconsin, Airport Revenue, (MBIA Insured), Series A, 5.00%,
                      due 12/1/21                                                                                          1,579,620
         1,050,000    Milwaukee, Wisconsin, Redevelopment Authority Revenue, (Science Education
                      Consortium Project), Series A, 5.125%, due 8/1/15                                                    1,052,153
         1,000,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds, (Milwaukee
                      Catholic Home), 5.00%, due 7/1/26                                                                    1,029,450
         1,940,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds,
                      (SynergyHealth, Inc.), 6.00%, due 11/15/23                                                           2,104,453
                                                                                                                           5,765,676
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (cost $ 92,973,278)                                                                            92,724,994
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities - 2.0%
Wisconsin - 2.0%
         1,900,000    Wisconsin State Health & Educational Facilities Authority Revenue, (Gundersen Lutheran),
                      (FGIC Insured), Series B, Variable Rate, 3.60%, 5/1/33 (cost $ 1,900,000)                            1,900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,873,278) - 100%                                                                     $   94,624,994
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ACA               American Capital Access Corp.

ADED-GTD          Arkansas Department of Economic Development - Guaranteed

AMBAC             American Municipal Bond Assurance Corp.

CIFG              CDC IXIS Financial Guaranty Group

FGIC              Financial Guaranty Insurance Co.

FSA               Financial Security Assurance, Inc.

GNMA              Government National Mortgage Association

MBIA              Municipal Bond Investors Assurance Corp.

RDN               Radian Asset Assurance, Inc.

XLCA              XL Capital Assurance, Inc.

*           Security is illiquid.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a
                                                                                                                           % of
                                                                               Acquisition    Acquisition                Investment
                                                                                   Date          Cost          Value     Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund
Spanish Fork City, Utah, Charter School Revenue, (American
Leadership Academy), 5.55%, due 11/15/21                                         11/6/06      $ 1,007,620   $ 1,004,910     1.1%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                                      $9,448,156

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 26.6%
Agricultural Operations - 0.2%
$        1,421,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                     $    1,389,634
Automotive - Cars and Light Trucks - 0.1%
           775,000    General Motors Corp., 7.745%, bank loan, due 11/29/13 ***                                              781,107
Building and Construction Products - Miscellaneous - 0.3%
         2,135,000    CRH America, Inc., 6.00%, company guaranteed notes, due 9/30/16                                      2,154,986
Building Products - Cement and Aggregate - 0.6%
         1,300,000    C5 Capital S.P.V., Ltd., 6.196%, debentures, due 12/29/49 (144A) ***, ss.                            1,284,062
         1,700,000    C10 Capital S.P.V., Ltd., 6.722%, debentures, due 12/29/49 (144A) ***, ss.                           1,689,205
           865,000    Lafarge S.A., 6.50%, notes, due 7/15/16 **                                                             899,338
           860,000    Lafarge S.A., 7.125%, notes, due 7/15/36 **                                                            931,863
                                                                                                                           4,804,468
Cable Television - 1.8%
         2,775,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                          2,813,140
         3,395,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          3,553,206
         1,295,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          1,299,174
         3,850,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                 3,762,820
           729,755    CSC Holdings, Inc., 7.11%, bank loan, due 3/30/13 ***                                                  731,404
         1,352,326    CSC Holdings, Inc., 7.11%, bank loan, due 3/30/13 ***                                                1,355,383
           912,193    CSC Holdings, Inc., 7.12%, bank loan, due 3/30/13 ***                                                  914,255
           174,457    CSC Holdings, Inc., 7.12063%, bank loan, due 3/30/13 ***                                               174,851
                                                                                                                          14,604,233
Casino Hotels - 0.3%
         2,155,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                     2,335,481
Cellular Telecommunications - 0.5%
         2,200,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                          2,230,730
         2,000,000    Rogers Wireless Communications, Inc., 8.485%, secured notes, due 12/15/10 ***                        2,040,000
                                                                                                                           4,270,730
Commercial Banks - 0.9%
         3,825,000    ICICI Bank, Ltd., 7.25%, bonds, due 10/31/16 (144A) ***                                              3,931,626
           875,000    PartnerRe Finance ,6.44%,, company guaranteed notes, due 12/1/66 ***                                   870,879
         1,325,000    Shinsei Bank, Ltd., 6.418%, bonds, due 1/20/49 (144A) ***                                            1,317,259
         1,090,000    Standard Chartered PLC, 6.409%, subordinated notes, due 12/29/49 (144A) ***                          1,072,248
                                                                                                                           7,192,012
Commercial Services - 0.1%
           825,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                      847,688
Computer Services - 0.2%
         1,320,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                            1,389,300
Computers - Memory Devices - 0.1%
           875,000    Seagate Technology HDD Holdings, 6.375%, company guaranteed notes, due
                      10/1/11                                                                                                872,813
Consumer Products - Miscellaneous - 0.1%
           887,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                                 931,350
Containers - Metal and Glass - 0.5%
         2,153,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due  2/15/09                 2,201,443
         1,720,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,728,600
                                                                                                                           3,930,043
Diversified Financial Services - 1.0%
         5,145,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                          5,081,763
         2,600,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                2,502,019
                                                                                                                           7,583,782
Diversified Minerals - 0.1%
           645,000    Vale Overseas, Ltd., 6.875%, company guaranteed notes, due 11/21/36                                    656,456
Diversified Operations - 0.5%
           405,000    3M Co., 5.125%, notes, due 11/6/09                                                                     404,567
           875,000    Crane, Co., 6.55%, senior unsecured notes, due 11/15/36                                                863,616
         2,750,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                           2,793,959
                                                                                                                           4,062,142
Diversified Operations - Commercial Services - 0.2%
           583,849    Aramark Corp., 7.10%, bank loan, due 1/26/14 ***                                                       590,014
            41,151    Aramark Corp., 7.10%, bank loan, due 1/26/14 ***                                                        41,600
           750,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                  767,813
                                                                                                                           1,399,427
Electric - Generation - 0.2%
         1,453,000    Edison Mission Energy, 7.75%, senior unsecured notes, due 6/15/16                                    1,536,548
Electric - Integrated - 2.4%
         1,275,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                            1,265,165
         1,900,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,854,090
         4,035,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                      4,261,069
         1,785,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                     1,710,110
         4,350,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                           4,596,239
         1,575,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                             1,592,859
         2,335,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                         2,274,867
         1,150,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                         1,064,951
                                                                                                                          18,619,350
Electronic Components - Semiconductors - 0.3%
           773,023    Advanced Micro Devices, Inc., 7.62%, bank loan, due 12/30/13 ***                                       778,967
           495,000    Freescale Semiconductor, Inc., 7.3694%, bank loan, due 12/2/13 ***                                     498,094
           725,000    Spansion LLC, 8.37531%, bank loan, due 11/1/12 ***                                                     728,023
                                                                                                                           2,005,084
Finance - Auto Loans - 0.8%
           843,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                               899,229
         2,550,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 ***                                                 2,764,564
         2,000,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                          2,000,556
           865,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                             877,639
                                                                                                                           6,541,988
Finance - Consumer Loans - 0.2%
         1,579,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                1,549,307
Finance - Investment Bankers/Brokers - 1.2%
           770,000    E*TRADE Financial Corp., 8.005%, senior notes, due 6/15/11                                             803,688
         2,190,000    E*TRADE Financial Corp., 7.375%, senior notes, due 9/15/13                                           2,272,125
         1,700,000    Goldman Sachs Group, Inc., 5.75%, senior notes, due 10/1/16                                          1,707,315
         2,175,000    Goldman Sachs Group, Inc., 5.625%, subordinated notes, due 1/15/17                                   2,147,027
           805,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                778,036
         2,235,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                    2,137,232
                                                                                                                           9,845,423
Finance - Leasing Companies - 0.4%
         3,450,000    Orix Corp., 5.48%, unsubordinated notes, due 11/22/11                                                3,427,047
Financial Guarantee Insurance - 0.2%
         1,325,000    Financial Security Assurance Holdings, Ltd., 6.40%, junior subordinated debentures
                      due 12/15/66 (144A) ***                                                                              1,327,503
Food - Retail - 0.1%
         1,010,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                    1,025,150
Foreign Government - 0.4%
         3,150,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                                3,251,039
Gas - Distribution - 0.1%
         1,030,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                         1,022,275
Independent Power Producer - 0.4%
           232,192    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13 ***                                                  233,861
         2,753,187    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13 ***                                                2,777,003
                                                                                                                           3,010,864
Investment Management and Advisory Services - 1.4%
         2,995,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66 ***                       3,270,052
         2,755,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                  2,694,517
         2,080,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                 2,039,255
         2,845,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                 2,765,092
                                                                                                                          10,768,916
Life and Health Insurance - 0.5%
         1,340,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A) ss.                                             1,400,636
         2,520,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                    2,637,654
                                                                                                                           4,038,290
Medical - Hospitals - 0.6%
         4,225,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 4,489,063
Metal - Aluminum - 0.1%
           550,000    Alcoa, Inc., 5.55%, notes, due 2/1/17                                                                  546,655
           550,000    Alcoa, Inc.,5.9%, bonds, due 2/1/27                                                                    543,625
                                                                                                                           1,090,280
Multi-Line Insurance - 0.2%
         1,295,000    Metlife, Inc., 6.40%, junior subordinated notes, due 12/15/36                                        1,297,446
Multimedia - 0.2%
         1,075,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                     1,069,953
           850,000    Viacom, Inc.,6.25%, senior notes, due 4/30/16                                                          846,721
                                                                                                                           1,916,674
Mutual Insurance - 0.3%
         2,125,000    Liberty Mutual Group, 7.50%, bonds, due 8/15/36 (144A) ss.                                           2,310,432
Non-Hazardous Waste Disposal - 0.7%
         2,900,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                    2,903,625
         2,400,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                             2,541,859
                                                                                                                           5,445,484
Office Automation and Equipment - 0.6%
         4,875,000    Xerox Corp., 6.75%, senior unsecured notes, due 2/1/17                                               4,996,875
Oil Companies - Exploration and Production - 1.2%
           525,000    Apache Corp., 5.625%, notes, due 1/15/17                                                               525,200
         1,325,000    Apache Corp., 6.00%, notes, due 1/15/37                                                              1,319,526
         2,110,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                 2,216,088
         1,080,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due  3/15/12                         1,132,650
           600,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                      585,000
           500,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 ***                   611,250
         1,025,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                  969,384
         2,200,000    Sabine Pass LNG, L.P., 7.50%, secured notes, due 11/30/16 (144A)                                     2,161,500
                                                                                                                           9,520,598
Oil Companies - Integrated - 0.2%
         1,325,000    Marathon Oil Corp., 6.85%, notes, due 3/1/08                                                         1,341,357
Paper and Related Products - 0.3%
           100,012    Georgia Pacific Corporation, Inc., 7.345%, bank loan, due 12/20/12 ***                                 100,872
         1,600,197    Georgia Pacific Corporation, Inc., 7.35313%, bank loan, due 12/20/12 ***                             1,613,958
           179,022    Georgia Pacific Corporation, Inc., 7.36375%, bank loan, due 12/20/12 ***                               180,562
           200,025    Georgia Pacific Corporation, Inc., 7.36375%, bank loan, due 12/20/12 ***                               201,745
                                                                                                                           2,097,137
Photo Equipment and Supplies - 0.2%
           446,302    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                     447,279
           391,493    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  392,350
           389,526    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  390,379
                                                                                                                           1,230,008
Pipelines - 1.0%
         3,255,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                      3,328,238
         1,100,000    Kinder Morgan Energy Partners, 6.00%, notes, due 2/1/17                                              1,103,260
           650,000    Kinder Morgan Energy Partners, 6.50%, bonds, due 2/1/37                                                650,843
           850,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                 792,276
         1,275,000    ONEOK Partners, L.P., 6.15%, company guaranteed notes, due 10/1/16                                   1,291,162
         1,075,000    ONEOK Partners L.P., 6.65%, company guaranteed notes, due 10/1/36                                    1,106,753
                                                                                                                           8,272,532
Property and Casualty Insurance - 0.6%
         3,805,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                              3,833,648
           905,000    Markel Corp., 7.35% senior notes, due 8/15/34                                                          963,611
                                                                                                                           4,797,259
Publishing - Periodicals - 0.4%
         1,475,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                  1,622,500
         1,025,000    Idearc, Inc., 7.33%, bank loan, due 11/17/14 ***                                                     1,032,872
           879,000    Idearc, Inc., 8.00%, senior notes, due 11/15/16 (144A) ss.                                             893,284
                                                                                                                           3,548,656
Reinsurance - 0.2%
         1,400,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                             1,339,528
Retail - Building Products - 0.2%
           730,000    Home Depot, Inc., 5.25%, senior unsecured notes, due 12/16/13                                          722,201
         1,080,000    Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36                                       1,052,492
                                                                                                                           1,774,693
Retail - Drug Store - 0.2%
         1,270,000    CVS Corp., 5.75%, senior unsecured notes, due 8/15/11                                                1,283,054
Retail - Pet Food and Supplies - 0.0%
           162,500    Petco Animal Supplies, Inc., 8.095%, bank loan, due 10/28/13 ***                                       163,956
           162,500    Petco Animal Supplies, Inc., 8.11%, bank loan, due 10/28/13 ***                                        163,956
                                                                                                                             327,912
Retail - Regional Department Stores - 0.0%
             4,975    Neiman Marcus Group, Inc., 7.595%, bank loan, due 4/6/13 ***                                             5,023
           333,304    Neiman Marcus Group, Inc., 7.6025%, bank loan, due 4/6/13 ***                                          336,574
                                                                                                                             341,597
Rubber - Tires - 0.1%
           600,000    Goodyear Tire & Rubber Co., 8.625%, senior notes, due 12/1/11 (144A)                                   631,500
Satellite Telecommunications - 0.2%
         1,414,000    INTELSAT Bermuda, 7.10%, bank loan, due 2/1/14 ***                                                   1,423,728
Savings/Loan/Thrifts - 0.5%
           525,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                        512,079
         2,120,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                2,111,628
         1,025,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                               1,080,723
                                                                                                                           3,704,430
Schools - 0.1%
           628,169    Education Management LLC, 7.875%, bank loan, due 6/1/13 ***                                            633,509
Special Purpose Entity - 0.9%
         1,702,000    JPMorgan Chase Capital XX, 6.55%, junior subordinated notes, due 9/29/36                             1,739,019
         3,250,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                     3,337,219
         2,146,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) **,***                         2,244,362
                                                                                                                           7,320,600
Telecommunication Services - 0.1%
         1,065,000    Embarq Corp., 7.082%, senior unsecured notes, due 6/1/16                                             1,082,112
Telephone - Integrated - 0.6%
         2,950,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                         2,846,036
           750,000    Qwest Corp., 8.61%, senior notes, due 6/15/13 ***                                                      817,500
         1,275,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11 **                        1,295,248
                                                                                                                           4,958,784
Transportation - Equipment and Leasing - 0.3%
         2,125,000    GATX Corp., 5.50%, senior notes, due 2/15/12                                                         2,100,325
Transportation - Railroad - 0.3%
         2,545,000    Kansas City Southern, 7.50% company guaranteed notes, due 6/15/09                                    2,579,994
Transportation - Services - 0.2%
         1,270,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                            1,271,634
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $208,877,126)                                                                                210,301,637
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.2%
Cable Television - 0.2%
EUR        971,100    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 **(cost $1,246,983)                   1,385,930
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 40.9%
U.S. Government Agencies - 40.9%
         3,342,841    Fannie Mae, 7.00%, due 9/1/14                                                                        3,438,226
           817,110    Fannie Mae, 6.50%, due 11/1/17                                                                         835,563
         2,348,113    Fannie Mae, 5.00%, due 11/1/18                                                                       2,301,845
         1,619,240    Fannie Mae, 4.50%, due 5/1/19                                                                        1,555,530
         5,166,896    Fannie Mae, 4.50%, due 5/1/19                                                                        4,963,604
         4,307,933    Fannie Mae, 4.50%, due 5/1/19                                                                        4,138,437
           528,868    Fannie Mae, 5.50%, due 8/1/19                                                                          527,154
         4,416,242    Fannie Mae, 5.00%, due 8/1/19                                                                        4,323,899
           247,429    Fannie Mae, 5.50%, due 9/1/19                                                                          246,775
           903,027    Fannie Mae, 5.50%, due 9/1/19                                                                          900,102
           590,856    Fannie Mae, 4.50%, due 4/1/20                                                                          567,161
         2,706,966    Fannie Mae, 6.00%, due 10/1/21                                                                       2,737,402
         5,059,353    Fannie Mae, 5.50%, due 9/1/24                                                                        5,010,630
         3,607,343    Fannie Mae, 5.00%, due 5/1/25                                                                        3,492,636
           868,586    Fannie Mae, 7.00%, due 11/1/28                                                                         896,291
         1,011,552    Fannie Mae, 6.50%, due 2/1/31                                                                        1,038,896
         2,075,058    Fannie Mae, 7.00%, due 2/1/32                                                                        2,141,247
         1,912,496    Fannie Mae, 6.50%, due 5/1/32                                                                        1,960,013
           904,794    Fannie Mae, 6.50%, due 7/1/32                                                                          925,289
         5,979,442    Fannie Mae, 6.00%, due 10/1/32                                                                       6,020,752
         8,231,686    Fannie Mae, 5.50%, due 2/1/33                                                                        8,118,695
         1,486,572    Fannie Mae, 6.50%, due 3/1/33                                                                        1,520,246
         3,282,682    Fannie Mae, 5.50%, due 11/1/33                                                                       3,236,996
         4,298,862    Fannie Mae, 5.00%, due 11/1/33                                                                       4,135,301
        10,298,192    Fannie Mae, 5.00%, due 3/1/34                                                                        9,906,371
         1,658,337    Fannie Mae, 5.00%, due 4/1/34                                                                        1,595,242
         4,100,599    Fannie Mae, 5.00%, due 4/1/34                                                                        3,942,280
         3,568,104    Fannie Mae, 5.00%, due 6/1/34                                                                        3,430,344
         6,343,105    Fannie Mae, 6.00%, due 7/1/34                                                                        6,389,014
         1,514,258    Fannie Mae, 5.00%, due 7/1/34                                                                        1,455,794
         2,376,607    Fannie Mae, 6.50%, due 8/1/34                                                                        2,431,902
           467,535    Fannie Mae, 6.50%, due 9/1/34                                                                          479,899
         6,057,141    Fannie Mae, 5.50%, due 11/1/34                                                                       5,968,928
           937,976    Fannie Mae, 5.50%, due 11/1/34                                                                         924,316
         4,206,773    Fannie Mae, 5.50%, due 3/1/35                                                                        4,140,069
         2,977,365    Fannie Mae, 5.00%, due 5/1/35                                                                        2,858,566
         2,681,476    Fannie Mae, 4.50%, due 6/1/35                                                                        2,497,235
         2,927,061    Fannie Mae, 5.50%, due 7/1/35                                                                        2,880,648
         1,214,062    Fannie Mae, 5.00%, due 7/1/35                                                                        1,165,620
         2,583,536    Fannie Mae, 4.50%, due 9/1/35                                                                        2,406,025
         2,937,611    Fannie Mae, 4.50%, due 9/1/35                                                                        2,735,772
         1,754,293    Fannie Mae, 5.00%, due 9/1/35                                                                        1,684,295
         8,282,403    Fannie Mae, 5.50%, due 9/1/35                                                                        8,151,074
         3,514,023    Fannie Mae, 6.00%, due 9/1/35                                                                        3,533,052
         3,975,290    Fannie Mae, 5.50%, due 12/1/35                                                                       3,912,256
         2,863,108    Fannie Mae, 6.00%, due 12/1/35                                                                       2,874,203
           476,232    Fannie Mae, 7.00%, due 1/1/36                                                                          487,954
         1,882,512    Fannie Mae, 6.50%, due 1/1/36                                                                        1,913,874
         3,893,793    Fannie Mae, 5.50%, due 2/1/36                                                                        3,832,052
         5,299,024    Fannie Mae, 5.00%, due 2/1/36                                                                        5,087,589
         3,025,062    Fannie Mae, 5.50%, due 3/1/36                                                                        2,977,096
         4,280,133    Fannie Mae, 6.00%, due 3/1/36                                                                        4,295,855
         5,577,476    Fannie Mae, 5.50%, due 4/1/36                                                                        5,489,037
         5,304,067    Fannie Mae, 5.00%, due 5/1/36                                                                        5,092,431
           348,009    Fannie Mae, 7.00%, due 5/1/36                                                                          356,574
           982,002    Fannie Mae, 6.50%, due 7/1/36                                                                          998,361
         1,711,561    Fannie Mae, 5.50%, due 7/1/36                                                                        1,683,350
         4,207,687    Fannie Mae, 6.50%, due 8/1/36                                                                        4,277,785
         1,997,252    Fannie Mae, 6.50%, due 8/1/36                                                                        2,030,525
         1,204,060    Fannie Mae, 6.00%, due 8/1/36                                                                        1,208,483
         3,387,678    Fannie Mae, 6.00%, due 8/1/36                                                                        3,400,122
           805,662    Fannie Mae, 6.50%, due 9/1/36                                                                          819,084
         2,392,940    Fannie Mae, 6.00%, due 10/1/36                                                                       2,401,730
         3,442,738    Fannie Mae, 5.50%, due 11/1/36                                                                       3,385,992
         5,204,333    Fannie Mae, 6.00%, due 11/1/36                                                                       5,223,450
         2,075,856    Fannie Mae, 5.50%, due 12/1/36                                                                       2,041,640
         3,475,000    Fannie Mae, 6.00%, due 1/1/37                                                                        3,487,765
         1,750,614    Fannie Mae, 6.00%, due 1/1/37                                                                        1,757,044
         4,087,070    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                   4,052,329
         2,753,551    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                    2,715,251
         3,343,242    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                    3,296,739
         1,954,910    Federal Home Loan Bank System, 5.00%, due 10/1/35                                                    1,878,679
         2,413,530    Federal Home Loan Bank System, 6.00%, due 12/1/36                                                    2,423,106
         1,253,566    Freddie Mac, 5.50%, due 1/1/16                                                                       1,250,437
         1,883,108    Freddie Mac, 5.50%, due 1/1/18                                                                       1,877,434
         6,446,200    Freddie Mac, 4.50%, due 2/1/18                                                                       6,196,417
         3,579,127    Freddie Mac, 5.00%, due 9/1/18                                                                       3,506,701
         6,254,394    Freddie Mac, 5.75%, due 12/15/18                                                                     6,253,686
         1,642,205    Freddie Mac, 4.00%, due 4/1/19                                                                       1,536,673
         1,779,212    Freddie Mac, 5.00%, due 2/1/20                                                                       1,740,024
         1,527,686    Freddie Mac, 5.50%, due 2/1/21                                                                       1,519,812
         1,390,041    Freddie Mac, 5.00%, due 4/1/21                                                                       1,359,023
         2,168,676    Freddie Mac, 5.50%, due 11/1/33                                                                      2,139,723
         1,781,923    Freddie Mac, 6.00%, due 11/1/33                                                                      1,793,300
         3,436,670    Freddie Mac, 6.00%, due 2/1/34                                                                       3,459,918
         1,466,674    Freddie Mac, 5.00%, due 5/1/34                                                                       1,411,419
         2,143,720    Freddie Mac, 5.00%, due 5/1/34                                                                       2,063,958
           808,084    Freddie Mac, 6.50%, due 7/1/34                                                                         826,199
           368,048    Freddie Mac, 6.50%, due 7/1/34                                                                         376,283
           433,664    Freddie Mac, 6.50%, due 6/1/35                                                                         441,853
         6,410,398    Freddie Mac, 5.50%, due 6/1/35                                                                       6,321,233
         8,277,411    Freddie Mac, 5.00%, due 7/1/35                                                                       7,954,635
         1,179,222    Freddie Mac, 5.50%, due 9/1/35                                                                       1,161,340
         3,638,411    Freddie Mac, 5.50%, due 9/1/35                                                                       3,583,236
         5,291,844    Freddie Mac, 5.00%, due 9/1/35                                                                       5,085,489
         3,833,845    Freddie Mac, 5.50%, due 10/1/35                                                                      3,777,043
         2,717,847    Freddie Mac, 5.00%, due 6/1/36                                                                       2,611,866
         1,357,347    Freddie Mac, 6.50%, due 8/1/36                                                                       1,379,958
         4,284,612    Freddie Mac, 5.00%, due 10/1/36                                                                      4,114,955
         4,475,451    Freddie Mac, 3.756%, due 7/1/34                                                                      4,325,755
         1,525,774    Ginnie Mae, 6.00%, due 2/15/33                                                                       1,542,156
         4,865,788    Ginnie Mae, 6.00%, due 10/20/34                                                                      4,903,436
         1,761,916    Ginnie Mae, 6.50%, due 2/20/35                                                                       1,798,582
         5,331,936    Ginnie Mae, 5.50%, due 3/20/35                                                                       5,269,734
         3,794,909    Ginnie Mae, 5.50%, due 5/20/35                                                                       3,750,638
         6,836,150    Ginnie Mae, 5.00%, due 10/15/35                                                                      6,602,496
         3,455,607    Ginnie Mae, 5.50%, due 3/15/36                                                                       3,420,813
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $327,431,793)                                                                     322,365,717
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Other Services - 0.3%
            38,945    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                  2,066,422
REIT - Diversified - 0.3%
            96,600    iStar Financial, Inc., 7.875%                                                                        2,492,280
Savings/Loan/Thrifts - 0.3%
            91,960    Chevy Chase Bank FSB, 8.00%                                                                          2,413,030
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,083,886)                                                                                    6,971,732
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 15.4%
        35,095,000    Fannie Mae, 5.50%, due 3/15/11                                                                      35,594,225
        20,655,000    Fannie Mae, 5.25%, due 8/1/12                                                                       20,620,878
         6,645,000    Fannie Mae, 5.25%, due 9/15/16                                                                       6,692,033
         4,710,000    Fannie Mae, 6.625%, due 11/15/30                                                                     5,512,297
        13,945,000    Federal Home Loan Bank System, 5.625%, due 6/13/16                                                  14,215,087
         4,126,000    Freddie Mac, 4.875%, due 2/17/09                                                                     4,105,948
        30,135,000    Freddie Mac, 5.25%, due 5/21/09                                                                     30,222,090
         4,200,000    Freddie Mac, 5.50%, due 9/15/11                                                                      4,267,066
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $120,894,408)                                                                       121,229,624
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 7.1%
         3,655,000    U.S. Treasury Notes, 5.125%, due 6/30/08 #                                                           3,660,709
         8,335,000    U.S. Treasury Notes, 5.125%, due 6/30/11 #                                                           8,433,327
           555,000    U.S. Treasury Bonds, 4.625%, due 10/31/11 #                                                            550,252
         4,239,000    U.S. Treasury Bond, 4.50%, due 11/30/11 #                                                            4,180,383
         7,246,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                          7,133,912
         3,110,000    U.S. Treasury Notes, 8.875%, due 8/15/17 #                                                           4,122,694
         6,145,000    U.S. Treasury Notes, 8.875%, due 2/15/19 #                                                           8,321,676
         6,480,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                            8,026,089
         6,651,000    U.S. Treasury Bonds, 6.25%, due 8/15/23 #                                                            7,557,718
         4,275,000    U.S. Treasury Notes, 4.50%, due 2/15/36 #                                                            3,995,791
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $56,921,883)                                                                        55,982,551
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 0.6%
         4,380,000    Ford Motor Credit Co., 5.77%, 2/22/07 (amortized cost $4,365,258)                                    4,365,258
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.0%
         5,939,400    Janus Institutional Cash Reserves Fund, 5.30%                                                        5,939,400
        17,987,600    Janus Money Market Fund, 5.25%                                                                      17,987,600
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $23,927,000)                                                                                    23,927,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.3%
        41,749,678    State Street Navigator Securities Lending Prime Portfolio + (cost $41,749,678)                      41,749,678
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $792,498,015) - 100%                                                                    $  788,279,127
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

Country                                                   Value  % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                            $  1,385,930             0.2%
Canada                                                6,083,315             0.8
Cayman Islands                                        3,561,621             0.5
France                                                1,831,201             0.2
India                                                 3,931,626             0.5
Japan                                                 3,427,047             0.4
Mexico                                                2,973,267             0.4
Qatar                                                   969,384             0.1
Spain                                                 1,295,248             0.2
United Kingdom                                        1,072,248             0.1
United States ++                                    761,748,240            96.6
--------------------------------------------------------------------------------
Total                                              $788,279,127           100.0%
                                                   ============           =====

++ Includes Short-Term Securities and Other Securities (88.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts,
Open January 31, 2007 (unaudited)

Currency Sold and                 Currency          Currency         Unrealized
Settlement Date                 Units Sold    Value in $U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro 6/8/07                      1,025,000       $ 1,342,798        $    (2,016)
--------------------------------------------------------------------------------
Total                                            $ 1,342,798        $    (2,016)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                      Value as a %
                                                         Acquisition            Acquisition                           of Investment
                                                            Date                   Cost               Value            Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Americo Life, Inc., 7.875%
   notes, due 5/1/13 (144A)                           4/25/03 - 10/5/06         $1,342,577          $1,400,636                0.2%
C5 Capital S.P.V., Ltd., 6.196%
   debentures, due 12/29/49 (144A)                        12/11/06               1,300,000           1,284,062                0.2%
C10 Capital S.P.V., Ltd., 6.722%
   debentures, due 12/29/49 (144A)                        12/11/06               1,700,000           1,689,205                0.2%
Idearc, Inc., 8.00%
   senior notes, due 11/15/16 (144A)                       11/1/06                 879,000             893,284                0.1%
Liberty Mutual Group, 7.50%
   bonds, due 8/15/36 (144A)                          8/10/06 - 9/12/06          2,134,622           2,310,432                0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $7,356,199          $7,577,619                1.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                           $5,991,190

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Aerospace and Defense - 5.0%
         7,078,564    BAE Systems PLC**                                                                              $    58,522,891
         4,460,335    Boeing Co.**                                                                                       399,467,602
         1,298,395    Lockheed Martin Corp.                                                                              126,191,010
                                                                                                                         584,181,503
Agricultural Chemicals - 2.6%
         2,773,380    Monsanto Co.                                                                                       152,785,504
           820,225    Syngenta A.G.*                                                                                     151,594,487
                                                                                                                         304,379,991
Agricultural Operations - 0.6%
         2,185,565    Archer-Daniels-Midland Co.**                                                                        69,938,080
Audio and Video Products - 0.5%
         1,220,400    Sony Corp.**                                                                                        56,450,310
Automotive - Cars and Light Trucks - 1.1%
         2,044,576    BMW A.G.**,#                                                                                       125,188,348
Building - Residential and Commercial - 0.4%
            66,445    NVR, Inc.*,#                                                                                        46,014,491
Casino Hotels - 1.8%
         1,415,475    Harrah's Entertainment, Inc.                                                                       119,579,328
         1,132,040    Station Casinos, Inc.                                                                               94,185,728
                                                                                                                         213,765,056
Cellular Telecommunications - 0.9%
         2,226,110    America Movil S.A. de C.V. - Series L (ADR)                                                         98,750,240
Chemicals - Diversified - 0.6%
         1,068,600    Shin-Etsu Chemical Company, Ltd.**                                                                  69,861,736
Commercial Services - Finance - 1.3%
           826,385    Moody's Corp.                                                                                       59,136,111
         2,388,592    Paychex, Inc.                                                                                       95,567,566
                                                                                                                         154,703,677
Computers - 2.7%
         1,975,165    Apple Inc.*,**                                                                                     169,330,896
         2,013,595    Hewlett-Packard Co.                                                                                 87,148,392
           418,570    Research In Motion, Ltd. (U.S. Shares)*                                                             53,484,875
                                                                                                                         309,964,163
Computers - Memory Devices - 2.0%
        13,959,850    EMC Corp.*,#                                                                                       195,298,302
           926,645    SanDisk Corp.*,#                                                                                    37,251,129
                                                                                                                         232,549,431
Consumer Products - Miscellaneous - 1.1%
         1,779,455    Kimberly-Clark Corp.#                                                                              123,494,177
Containers - Metal and Glass - 0.7%
         1,843,442    Ball Corp.                                                                                          85,388,233
Cosmetics and Toiletries - 3.7%
         1,456,843    Avon Products, Inc.#                                                                                50,100,831
         5,808,380    Procter & Gamble Co.                                                                               376,789,610
                                                                                                                         426,890,441
Distribution/Wholesale - 0.6%
         7,139,500    Esprit Holdings, Ltd.                                                                               72,956,726
Diversified Operations - 2.7%
         8,798,325    General Electric Co.                                                                               317,179,616
E-Commerce/Services - 1.6%
         2,391,743    eBay, Inc.*,#                                                                                       77,468,556
         2,869,872    IAC/InterActiveCorp*,**,#                                                                          110,203,085
                                                                                                                         187,671,641
Electric - Integrated - 1.3%
         2,775,355    TXU Corp.#                                                                                         150,091,198
Electric Products - Miscellaneous - 0.5%
         1,327,630    Emerson Electric Co.                                                                                59,703,521
Electronic Components - Semiconductors - 2.8%
         7,370,575    Advanced Micro Devices, Inc.*                                                                      114,612,441
         6,934,640    Texas Instruments, Inc.                                                                            216,291,422
                                                                                                                         330,903,863
Electronic Forms - 0.7%
         2,104,745    Adobe Systems, Inc.*                                                                                81,811,438
Enterprise Software/Services - 1.7%
         6,094,540    Oracle Corp.*                                                                                      104,582,307
         2,069,110    SAP A.G. (ADR)**,#                                                                                  95,882,557
                                                                                                                         200,464,864
Entertainment Software - 1.3%
         3,095,341    Electronic Arts, Inc.*,**                                                                          154,767,050
Finance - Consumer Loans - 0.7%
         1,863,695    SLM Corp.                                                                                           85,655,422
Finance - Credit Card - 1.3%
         2,590,390    American Express Co.                                                                               150,812,506
Finance - Investment Bankers/Brokers - 7.0%
         7,786,505    JP Morgan Chase & Co.                                                                              396,566,699
         1,828,110    Merrill Lynch & Company, Inc.                                                                      171,037,972
         2,121,572    UBS A.G.                                                                                           133,354,605
         1,721,105    UBS A.G. (U.S. Shares)                                                                             108,446,826
                                                                                                                         809,406,102
Finance - Mortgage Loan Banker - 1.4%
         2,891,555    Fannie Mae                                                                                         163,459,604
Finance - Other Services - 1.0%
           137,307    Chicago Mercantile Exchange Holdings, Inc.**,#                                                      77,345,033
         1,512,955    Western Union Co.                                                                                   33,799,415
                                                                                                                         111,144,448
Food - Retail - 0.5%
         1,277,315    Whole Foods Market, Inc.#                                                                           55,167,235
Food - Wholesale/Distribution - 0.7%
         2,190,805    Sysco Corp.                                                                                         75,692,313
Independent Power Producer - 2.0%
         3,947,340    NRG Energy, Inc.*,#                                                                                236,564,086
Industrial Automation and Robotics - 0.8%
         1,612,725    Rockwell Automation, Inc.#                                                                          98,714,897
Insurance Brokers - 0.6%
         2,522,535    Marsh & McLennan Companies, Inc.#                                                                   74,414,783
Internet Infrastructure Software - 0.6%
         1,219,305    Akamai Technologies, Inc.*,**,#                                                                     68,500,555
Investment Management and Advisory Services - 0.8%
           926,045    Legg Mason, Inc.#                                                                                   97,095,818
Medical - Biomedical and Genetic - 1.9%
         2,985,261    Celgene Corp.*                                                                                     160,248,810
           672,078    Genentech, Inc.*                                                                                    58,719,455
                                                                                                                         218,968,265
Medical - Drugs - 4.3%
         3,734,245    Merck & Company, Inc.                                                                              167,107,464
         1,786,843    Roche Holding A.G.                                                                                 336,866,506
                                                                                                                         503,973,970
Medical - HMO - 1.8%
         4,044,475    Coventry Health Care, Inc.*                                                                        208,492,686
Medical - Wholesale Drug Distributors - 1.1%
         1,757,455    Cardinal Health, Inc.                                                                              125,517,436
Medical Instruments - 0.4%
           472,765    Intuitive Surgical, Inc.*                                                                           46,524,804
Medical Products - 0.4%
         1,031,070    Varian Medical Systems, Inc.*,#                                                                     47,563,259
Metal Processors and Fabricators - 1.9%
         2,432,910    Precision Castparts Corp.                                                                          216,261,370
Networking Products - 0.5%
         2,353,870    Cisco Systems, Inc.*                                                                                62,589,403
Oil and Gas Drilling - 0.6%
         2,477,495    Nabors Industries, Ltd.*,#                                                                          75,018,549
Oil Companies - Exploration and Production - 1.1%
           942,695    Apache Corp.                                                                                        68,788,455
         1,205,280    EnCana Corp. (U.S. Shares)                                                                          57,889,598
                                                                                                                         126,678,053
Oil Companies - Integrated - 3.4%
         4,366,860    Exxon Mobil Corp.                                                                                  323,584,326
         1,223,220    Hess Corp.#                                                                                         66,041,648
                                                                                                                         389,625,974
Oil Refining and Marketing - 0.6%
         1,302,935    Valero Energy Corp.                                                                                 70,723,312
Pharmacy Services - 1.0%
         1,859,440    Caremark Rx, Inc.                                                                                  113,909,294
Reinsurance - 0.9%
            27,981    Berkshire Hathaway, Inc. - Class B*,#                                                              102,616,120
Retail - Apparel and Shoe - 2.7%
         2,171,841    Industria de Diseno Textil S.A.**                                                                  123,670,915
         3,400,065    Nordstrom, Inc.                                                                                    189,417,621
                                                                                                                         313,088,536
Retail - Building Products - 0.7%
         2,400,205    Lowe's Companies, Inc.                                                                              80,910,911
Retail - Consumer Electronics - 0.5%
         1,195,585    Best Buy Company, Inc.                                                                              60,257,484
Retail - Drug Store - 0.8%
         2,642,835    CVS Corp.#                                                                                          88,931,398
Retail - Office Supplies - 1.2%
         5,554,802    Staples, Inc.                                                                                      142,869,507
Savings/Loan/Thrifts - 0.9%
         3,702,675    Hudson City Bancorp, Inc.#                                                                          50,985,835
         3,033,949    NewAlliance Bancshares, Inc.#                                                                       48,543,184
                                                                                                                          99,529,019
Semiconductor Components/Integrated Circuits - 0.4%
         2,227,685    Marvell Technology Group, Ltd.*,#                                                                   40,744,359
Soap and Cleaning Preparations - 1.2%
         2,837,113    Reckitt Benckiser PLC**                                                                            136,888,343
Telecommunication Services - 0.6%
         2,329,690    NeuStar, Inc. - Class A*                                                                            71,964,124
Telephone - Integrated - 0.7%
        13,163,170    Level 3 Communications, Inc.*,**,#                                                                  81,743,286
Therapeutics - 1.6%
         1,799,760    Amylin Pharmaceuticals, Inc.*                                                                       69,794,693
         1,860,404    Gilead Sciences, Inc.*                                                                             119,661,185
                                                                                                                         189,455,878
Tobacco - 0.5%
           712,840    Altria Group, Inc.                                                                                  62,295,088
Transportation - Railroad - 1.3%
         1,923,680    Canadian National Railway Co. (U.S. Shares)                                                         87,892,939
           612,905    Union Pacific Corp.                                                                                 61,903,405
                                                                                                                         149,796,344
Transportation - Services - 1.2%
         2,662,595    C.H. Robinson Worldwide, Inc.#                                                                     141,250,665
Web Portals/Internet Service Providers - 3.4%
           303,565    Google, Inc. - Class A*,**                                                                         152,177,135
         8,581,825    Yahoo!, Inc.*,#                                                                                    242,951,465
                                                                                                                         395,128,600
Wireless Equipment - 2.5%
         2,496,905    Crown Castle International Corp.*,#                                                                 87,791,180
         2,803,700    Nokia Oyj (ADR)**                                                                                   61,961,770
         3,862,260    QUALCOMM, Inc.                                                                                     145,452,711
                                                                                                                         295,205,661
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,776,834,817)                                                                              11,142,219,261
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 0.8%
$       12,430,000    U.S. Treasury Notes, 6.25%, due 2/15/07**                                                           12,433,878
        76,419,000    U.S. Treasury Notes, 3.375%, due 2/28/07**                                                          76,317,516
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $88,756,548)                                                                              88,751,394
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0%
           321,000    Janus Money Market Fund, 5.25% (cost $321,000)                                                         321,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.5%
       407,010,066    State Street Navigator Securities Lending Prime Portfolio+ (cost $407,010,066)                     407,010,066
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,272,922,431) - 100%                                                                 $11,638,301,721
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Bermuda                                         $   188,719,634             1.6%
Canada                                              199,267,412             1.7%
Finland                                              61,961,770             0.5%
Germany                                             221,070,905             1.9%
Japan                                               126,312,046             1.1%
Mexico                                               98,750,240             0.8%
Spain                                               123,670,915             1.1%
Switzerland                                         730,262,424             6.3%
United Kingdom                                      195,411,234             1.7%
United States ++                                  9,692,875,140            83.3%
--------------------------------------------------------------------------------
Total                                           $11,638,301,720           100.0%
                                                ===============           =====

++ Includes Short-Term Securities and Other Securities (79.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2007

Currency Sold and                   Currency   Currency Value        Unrealized
Settlement Date                   Units Sold        in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 3/15/07             18,300,000   $   35,947,481    $   (1,786,688)
Euro 4/18/07                       8,500,000       11,113,958           (37,353)
Euro 6/8/07                       69,900,000       91,572,301          (137,509)
Japanese Yen 4/18/07           3,000,000,000       25,118,703         1,837,291
Total                                          $  163,752,443    $     (124,259)


                                                                         Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
Akamai Technologies, Inc.
Expires February 2007
1,307 contracts
Exercise price $65.00                                                 $ (32,675)
Apple, Inc.
Expires February 2007
1,194 contracts
Exercise price $115.00                                                   (5,970)
Apple, Inc.
Expires February 2007
1,790 contracts
Exercise price $125.00                                                   (8,950)
Apple, Inc.
Expires April 2007
3,256 contracts
Exercise price $120.00                                                  (65,120)
Archer-Daniels-Midland Co.
Expires February 2007
2,380 contracts
Exercise price $35.00                                                   (47,600)
Boeing Co.
Expires February 2007
1,190 contracts
Exercise price $95.00                                                   (17,850)
Chicago Mercantile Exchange Holdings, Inc.
Expires February 2007
100 contracts
Exercise price $630.00                                                   (3,000)
Chicago Mercantile Exchange Holdings, Inc.
Expires February 2007
418 contracts
Exercise price $660.00                                                   (2,090)
Chicago Mercantile Exchange Holdings, Inc.
Expires March, 2007
100 contracts
Exercise price $640.00                                                  (16,800)
Chicago Mercantile Exchange Holdings, Inc.
Expires March, 2007
100 contracts
Exercise price $670.00                                                   (4,500)
Electronic Arts, Inc.
Expires February, 2007
3,175 contracts
Exercise price $55.00                                                  (127,000)
Google, Inc.
Expires February, 2007
320 contracts
Exercise price $570.00                                                  (51,200)
IAC/InterActiveCorp
Expires February, 2007
1,984 contracts
Exercise price $42.50                                                   (29,760)
Level 3 Communications, Inc.
Expires February, 2007
167 contracts
Exercise price $7.50                                                       (835)
--------------------------------------------------------------------------------
Total Written Options - Calls
17,481 contracts
(Premiums received $1,254,081)                                        $(413,350)
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts

Best Buy Company, Inc.
Expires February 2007
5,580 contracts
Exercise price $42.50                                                 $ (16,740)
Best Buy Company, Inc.
Expires February 2007
3,175 contracts
Exercise price $45.00                                                   (28,575)
Electronic Arts, Inc.
Expires February 2007
3,175 contracts
Exercise price $45.00                                                   (79,375)
Nabors Industries, Ltd.
Expires February 2007
4,000 contracts
Exercise price $27.50                                                   (20,000)
QUALCOMM, Inc.
Expires February 2007
3,175 contracts
Exercise price $35.00                                                   (41,275)
TXU Corp.
Expires February 2007
1,993 contracts
Exercise price $47.50                                                    (9,965)
--------------------------------------------------------------------------------
Total Written Options - Puts
21,098 contracts
(Premiums received $689,628)                                          $(195,930)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan at January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                        $964,823,298

Janus Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.5%
Advertising Sales - 1.7%
           623,235    Clear Channel Outdoor Holdings, Inc.*,#                                                         $   18,023,956
Aerospace and Defense - 2.0%
           244,710    Boeing Co.                                                                                          21,916,228
Agricultural Operations - 0.7%
           248,430    Archer-Daniels-Midland Co.                                                                           7,949,760
Casino Hotels - 2.1%
           272,990    Harrah's Entertainment, Inc.                                                                        23,062,195
Coal - 0.9%
           240,550    Peabody Energy Corp.                                                                                 9,821,657
Commercial Banks - 2.0%
           633,860    Commerce Bancorp, Inc.#                                                                             21,411,791
Computers - 2.1%
           165,705    Apple Inc.*                                                                                         14,205,889
           352,050    Dell, Inc.*                                                                                          8,537,213
                                                                                                                          22,743,102
Computers - Memory Devices - 2.6%
         2,006,295    EMC Corp.*                                                                                          28,068,067
Cosmetics and Toiletries - 2.3%
           381,265    Procter & Gamble Co.                                                                                24,732,661
Diversified Operations - 4.0%
         1,211,370    General Electric Co.                                                                                43,669,889
Electronic Components - Semiconductors - 5.4%
         1,180,905    Advanced Micro Devices, Inc.*                                                                       18,363,073
            87,355    NVIDIA Corp.*                                                                                        2,677,431
            17,430    Samsung Electronics Company, Ltd.                                                                   10,792,202
           645,435    Spansion, Inc. - Class A*,#                                                                          8,280,931
           584,255    Texas Instruments, Inc.                                                                             18,222,913
                                                                                                                          58,336,550
Electronic Forms - 2.0%
           558,735    Adobe Systems, Inc.*                                                                                21,718,029
Energy - Alternate Sources - 0.6%
            82,620    First Solar, Inc.*,#                                                                                 2,674,409
           112,170    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        4,127,856
                                                                                                                           6,802,265
Enterprise Software/Services - 2.5%
         1,024,560    Oracle Corp.*                                                                                       17,581,450
           194,585    SAP A.G. (ADR)**                                                                                     9,017,069
                                                                                                                          26,598,519
Entertainment Software - 1.1%
           247,325    Electronic Arts, Inc.*                                                                              12,366,250
Finance - Credit Card - 1.2%
           218,920    American Express Co.                                                                                12,745,522
Finance - Investment Bankers/Brokers - 11.9%
           726,750    Citigroup, Inc.                                                                                     40,065,728
           902,675    JP Morgan Chase & Co.                                                                               45,973,237
           459,675    Merrill Lynch & Company, Inc.                                                                       43,007,192
                                                                                                                         129,046,157
Finance - Mortgage Loan Banker - 2.5%
           471,245    Fannie Mae                                                                                          26,639,480
Finance - Other Services - 0.3%
            25,475    Nymex Holdings, Inc.*,#                                                                              3,281,944
Food - Canned - 0.6%
           234,335    TreeHouse Foods, Inc.*                                                                               6,985,526
Food - Retail - 0.8%
           212,770    Whole Foods Market, Inc.                                                                             9,189,536
Hotels and Motels - 0.7%
            93,460    Four Seasons Hotels, Inc.                                                                            7,781,480
Industrial Automation and Robotics - 1.2%
           211,335    Rockwell Automation, Inc.                                                                           12,935,815
Medical - Biomedical and Genetic - 1.6%
           326,685    Celgene Corp.*                                                                                      17,536,451
Medical - Drugs - 7.1%
           677,325    Merck & Company, Inc.                                                                               30,310,294
           171,895    Roche Holding A.G.                                                                                  32,406,690
           159,009    Sanofi-Aventis**,#                                                                                  14,044,805
                                                                                                                          76,761,789
Medical - HMO - 2.2%
           463,785    Coventry Health Care, Inc.*                                                                         23,908,117
Multimedia - 0.4%
           174,650    News Corporation, Inc. - Class B                                                                     4,270,193
Oil - Field Services - 0.8%
           278,450    Halliburton Co.                                                                                      8,225,413
Oil and Gas Drilling - 0.6%
            83,385    Transocean, Inc. (U.S. Shares)*                                                                      6,451,497
Oil Companies - Exploration and Production - 3.6%
           185,665    Apache Corp.                                                                                        13,547,975
           329,895    EnCana Corp. (U.S. Shares)                                                                          15,844,857
           137,920    EOG Resources, Inc.                                                                                  9,534,410
                                                                                                                          38,927,242
Oil Companies - Integrated - 9.3%
           151,040    ConocoPhillips                                                                                      10,030,566
           287,905    Exxon Mobil Corp.                                                                                   21,333,761
           588,175    Hess Corp.                                                                                          31,755,568
           133,275    Marathon Oil Corp.                                                                                  12,040,064
           343,088    Suncor Energy, Inc.                                                                                 25,422,564
                                                                                                                         100,582,523
Oil Refining and Marketing - 2.3%
           463,654    Valero Energy Corp.                                                                                 25,167,139
Retail - Consumer Electronics - 1.2%
           247,772    Best Buy Company, Inc.                                                                              12,487,709
Retail - Drug Store - 2.6%
           823,040    CVS Corp.                                                                                           27,695,296
Retail - Jewelry - 1.5%
           408,275    Tiffany & Co.#                                                                                      16,028,877
Retail - Regional Department Stores - 1.8%
           462,790    Federated Department Stores, Inc.                                                                   19,201,157
Steel - Producers - 1.3%
         1,373,034    Tata Steel, Ltd.                                                                                    14,452,747
Telecommunication Equipment - Fiber Optics - 1.6%
           852,190    Corning, Inc.*                                                                                      17,759,640
Therapeutics - 0.8%
           103,650    Gilead Sciences, Inc.*                                                                               6,666,768
           125,700    Neurocrine Biosciences, Inc.*                                                                        1,757,286
                                                                                                                           8,424,054
Transportation - Railroad - 2.4%
           276,474    Canadian National Railway Co. (U.S. Shares)                                                         12,632,097
           135,385    Union Pacific Corp.                                                                                 13,673,885
                                                                                                                          26,305,982
Web Portals/Internet Service Providers - 2.7%
         1,036,875    Yahoo!, Inc.*                                                                                       29,353,931
Wireless Equipment - 0.5%
           232,130    Nokia Oyj (ADR)                                                                                      5,130,073
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $865,539,587)                                                                                 1,034,496,209
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
               921    Proctor & Gamble Co., expires January 2008 exercise price $70.00                                       221,040
               922    ConocoPhillips, expires January 2009 exercise price $70.00                                             875,900
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,138,874)                                                                 1,096,940
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.8%
         9,211,648    Janus Institutional Cash Reserves Fund, 5.30% (cost $9,211,648)                                      9,211,648
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.6%
        38,667,897    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $38,667,897)                                                                 38,667,897
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $914,558,006) - 100%                                                                    $1,083,472,694
------------------------------------------------------------------------------------------------------------------------------------


                  Geographic Summary of Investments by Country
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Canada                                           $   61,680,998             5.7%
Cayman Islands                                       10,579,353             1.0%
Finland                                               5,130,073             0.5%
France                                               14,044,805             1.3%
Germany                                               9,017,069             0.8%
India                                                14,452,747             1.3%
South Korea                                          10,792,202             1.0%
Switzerland                                          32,406,690             3.0%
United States++                                  $  925,368,757            85.4%
--------------------------------------------------------------------------------
Total                                            $1,083,472,694           100.0%
                                                 ==============           =====

++ Includes Short-Term and Other Securities (81.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open

Currency Sold and                 Currency          Currency         Unrealized
Settlement Date                 Units Sold    Value in $U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro 6/8/07                      5,545,000       $ 7,264,212        $   (10,908)
--------------------------------------------------------------------------------
Total                                            $ 7,264,212       $   (10,908)


--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                  Procter & Gamble Co.
                  expires January 2008
                  460 contracts
                  exercise price $55.00                               $ (31,740)
                  Procter & Gamble Co.
                  expires January 2008
                  460 contracts
                  exercise price $60.00                                 (71,300)
Total Written Options - Puts
                  920 contracts
                  (premiums received $133,433)                        $(103,040)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                    $ 18,341,381

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.5%
Agricultural Chemicals - 1.9%
           100,452    Syngenta A.G.*,**                                                                               $  18,565,600
Diagnostic Kits - 1.1%
           262,246    Dade Behring Holdings, Inc.                                                                        11,035,312
Dialysis Centers - 1.3%
            92,474    Fresenius Medical Care AG & Co.**                                                                  12,421,638
Drug Delivery Systems - 2.0%
           522,440    Hospira, Inc.*,#                                                                                   19,215,343
Life and Health Insurance - 1.3%
            92,510    CIGNA Corp.                                                                                        12,248,324
Medical - Biomedical and Genetic - 15.2%
           791,043    Acorda Therapeutics, Inc.*,**                                                                      13,677,133
           260,860    Advanced Magnetics, Inc.*,#                                                                        15,894,200
           435,871    Alexion Pharmaceuticals, Inc.*,#                                                                   18,119,157
           169,835    Amgen, Inc.*                                                                                       11,951,289
           554,305    Celgene Corp.*                                                                                     29,755,092
           700,630    Exelixis, Inc.*,#                                                                                   6,866,174
         1,271,821    Fibrogen, Inc.*, ***, ss.                                                                           9,538,658
           188,015    Genentech, Inc.*                                                                                   16,426,871
           189,960    Genzyme Corp.*                                                                                     12,486,071
           178,875    Millipore Corp.*,#                                                                                 12,249,360
                                                                                                                        146,964,005
Medical - Drugs - 24.9%
           293,720    Achillion Pharmaceuticals, Inc.*                                                                    5,657,047
           224,085    Adams Respiratory Therapeutics, Inc.*,#                                                            10,050,212
           691,672    Cubist Pharmaceuticals, Inc.*                                                                      12,726,765
           783,005    Dr. Reddy's Laboratories, Ltd. (ADR) #                                                             13,209,294
           334,605    Eli Lilly and Co.                                                                                  18,108,823
           527,085    K-V Pharmaceutical Co. - Class A*,#                                                                13,298,355
           796,720    Merck & Company, Inc.                                                                              35,653,220
           291,015    New River Pharmaceuticals, Inc.*,#                                                                 16,267,739
           364,927    Novartis A.G.**                                                                                    21,071,289
           288,120    OSI Pharmaceuticals, Inc.*,#                                                                        9,801,842
           219,357    Roche Holding A.G.**                                                                               41,354,515
           188,418    Sanofi-Aventis**                                                                                   16,642,416
           233,529    Stada Arzneimittel A.G.**                                                                          13,490,512
           271,900    Wyeth                                                                                              13,434,579
                                                                                                                        240,766,608
Medical - HMO - 6.1%
           413,357    Coventry Health Care, Inc.*                                                                        21,308,553
           221,595    UnitedHealth Group, Inc.                                                                           11,580,555
           337,875    WellPoint, Inc.*                                                                                   26,482,643
                                                                                                                         59,371,751
Medical - Nursing Homes - 2.6%
           473,005    Manor Care, Inc.                                                                                   25,182,786
Medical - Wholesale Drug Distributors - 2.1%
           277,480    Cardinal Health, Inc.                                                                              19,817,622
Medical Instruments - 3.1%
           229,040    Medtronic, Inc.                                                                                    12,242,188
           426,675    St. Jude Medical, Inc.*                                                                            18,244,623
                                                                                                                         30,486,811
Medical Products - 2.9%
            48,366    Nobel Biocare Holding A.G.**                                                                       16,094,374
           248,355    Varian Medical Systems, Inc.*,#                                                                    11,456,616
                                                                                                                         27,550,990
Optical Supplies - 3.2%
           139,865    Alcon, Inc. (U.S. Shares)**                                                                        16,470,502
           126,945    Allergan, Inc. #                                                                                   14,815,751
                                                                                                                         31,286,253
Pharmacy Services - 1.8%
           297,445    Medco Health Solutions, Inc.*                                                                      17,611,718
Physical Therapy and Rehabilitation Centers - 1.4%
           587,616    HEALTHSOUTH Corp.*,#                                                                               13,744,338
Physician Practice Management - 1.4%
           248,855    Pediatrix Medical Group, Inc.*                                                                     13,074,842
REIT - Health Care - 1.5%
           316,980    Ventas, Inc.                                                                                       14,660,325
Respiratory Products - 1.6%
           369,310    Respironics, Inc.*                                                                                 15,732,606
Retail - Drug Store - 3.1%
           883,139    CVS Corp. #                                                                                        29,717,627
Soap and Cleaning Preparations - 1.5%
           302,488    Reckitt Benckiser PLC**                                                                            14,594,794
Therapeutics - 8.5%
           266,130    Amylin Pharmaceuticals, Inc.*                                                                      10,320,521
           384,855    Gilead Sciences, Inc.*                                                                             24,753,874
           599,370    Mannkind Corp.*,#                                                                                   9,925,567
           556,145    MGI Pharma, Inc.*,#                                                                                10,689,107
           495,814    United Therapeutics Corp.*                                                                         26,575,631
                                                                                                                         82,264,700
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $667,775,284)                                                                                  856,313,993
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Medical - Biomedical and Genetic - 0.3%
           644,882    Cougar Biotechnology, Inc. ***, ss.                                                                 2,904,549
Medical - Generic Drugs - 0.8%
         8,364,183    Mediquest Therapeutics ***, ss.                                                                     7,527,764
Medical Instruments - 0.4%
        44,502,593    GMP Companies, Inc. ***, ss.                                                                        3,925,129
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $11,797,872)                                                                                 14,357,442
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Medical - Generic Drugs - 0.1%
         2,093,750    Mediquest Therapeutics -expires 6/15/11 ***, ss.                                                      628,125
Medical Instruments - 0.1%
        21,509,194    GMP Companies, Inc. -expires 6/1/11 ***, ss.                                                          473,202
         3,679,948    GMP Companies, Inc. -expires 6/1/11 (144A) ***, ss.                                                   176,638
                                                                                                                            649,840
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                                  1,277,965
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.3%
        99,582,926    State Street Navigator Securities Lending Prime Portfolio + (cost $99,582,926)                     99,582,926
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.5)%
Pharmacy Services - (0.5)%
            66,435    Express Scripts, Inc. - Class A* (proceeds $4,564,888)                                          $  (4,618,561)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $774,591,194) - 100%                                                                    $ 966,913,765
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
France                                            $ 16,642,416              1.7%
Germany                                             25,912,150              2.7
India                                               13,209,294              1.4
Switzerland                                        113,556,280             11.7
United Kingdom                                      14,594,794              1.5
United States ++                                   782,998,831             81.0
--------------------------------------------------------------------------------
Total                                             $966,913,765            100.0%
                                                  ============            =====

++    Includes Other Securities (70.7% excluding Other Securities)

Forward Currency Contracts
Open January 31, 2007 (unaudited)


Currency Sold and                  Currency           Currency       Unrealized
Settlement Date                  Units Sold     Value in $U.S.      Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 3/14/07             1,793,000      $   3,522,082      $  (203,363)
Euro 3/15/07                      5,900,000          7,703,379         (248,434)
Swiss Franc  3/14/07             12,700,000         10,250,979          136,294
Swiss Franc  6/8/07              14,450,000         11,748,944           27,747
-------------------------------------------------------------------------------
Total                                            $  33,225,384      $  (287,756)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

***         Schedule of Fair Valued Securities as of January 31, 2007
            (unaudited)

                                                               Value as a % of
Janus Global Life Sciences Fund                Value       Investment Securities
--------------------------------------------------------------------------------
Cougar Biotechnology, Inc.                 $  2,904,549                     0.3%
Fibrogen, Inc.                                9,538,658                     1.0
GMP Companies, Inc                            3,925,129                     0.4
GMP Companies, Inc- expires 6/1/11              473,202                     0.0
GMP Companies, Inc- expires 6/1/11 (144A)       176,638                     0.0
Mediquest Therapeutics                        7,527,764                     0.8
Mediquest Therapeutics- expires 6/15/11         628,125                     0.1
--------------------------------------------------------------------------------
                                           $ 25,174,065                     2.6%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (unaudited)

                                                                                                               Value as a %
                                                                                                                investment
                                                        Acquisition Date     Acquisition Cost        Value      Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Cougar Biotechnology, Inc. oo                               3/31/06          $      2,904,496     $ 2,904,549          0.3%
Fibrogen, Inc. oo                                       12/28/04 - 11/8/05          5,786,786       9,538,658          1.0%
GMP Companies, Inc. oo                                  5/31/06 - 10/4/06           3,874,867       3,925,129          0.4%
GMP Companies, Inc. - expires 6/1/11 oo                 5/31/06 - 10/4/06                  --         473,202          0.0%
GMP Companies, Inc. - expires 6/1/11 (144A) oo              5/31/06                        --         176,638          0.0%
Mediquest Therapeutics oo                               5/11/06 - 6/15/06           5,018,510       7,527,764          0.8%
Mediquest Therapeutics - expires 6/15/11 oo             5/11/06 - 6/15/06                  --         628,125          0.1%
---------------------------------------------------------------------------------------------------------------------------
                                                                             $     17,584,659     $25,174,065          2.6%
---------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $ 175,788,901

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.8%
Agricultural Chemicals - 2.3%
            20,007    Syngenta A.G.*                                                                                  $    3,697,706
Broadcast Services and Programming - 5.0%
           266,573    Liberty Global, Inc. - Class A*                                                                      8,013,184
Cellular Telecommunications - 2.0%
         1,105,391    Vodafone Group PLC                                                                                   3,227,620
Computers - 7.4%
           493,500    Dell, Inc.*                                                                                         11,967,375
Dental Supplies and Equipment - 2.8%
           120,725    Patterson Companies, Inc.*,#                                                                         4,540,467
Distribution/Wholesale - 4.9%
           773,500    Esprit Holdings, Ltd.                                                                                7,904,199
Diversified Operations - 5.6%
           282,615    Tyco International, Ltd. (U.S. Shares)                                                               9,009,766
E-Commerce/Products - 3.1%
           130,055    Amazon.com, Inc.*,#                                                                                  4,899,172
E-Commerce/Services - 9.3%
           299,987    Expedia, Inc.*                                                                                       6,434,721
           223,737    IAC/InterActiveCorp*                                                                                 8,591,502
                                                                                                                          15,026,223
Electronic Components - Miscellaneous - 4.3%
           177,115    Koninklijke (Royal) Philips Electronics N.V.                                                         6,918,878
Finance - Consumer Loans - 2.6%
            49,350    Acom Company, Ltd.                                                                                   1,874,822
            62,850    Promise Company, Ltd.                                                                                2,228,541
                                                                                                                           4,103,363
Finance - Investment Bankers/Brokers - 4.6%
           144,565    JP Morgan Chase & Co.                                                                                7,362,695
Food - Canned - 2.8%
           152,820    TreeHouse Foods, Inc.*                                                                               4,555,564
Food - Catering - 2.9%
           364,629    Nissin Healthcare Food Service Company, Ltd.                                                         4,672,487
Food - Retail - 4.0%
            93,430    Metro A.G.                                                                                           6,399,344
Insurance Brokers - 5.7%
           225,575    Willis Group Holdings, Ltd.                                                                          9,216,995
Multimedia - 2.3%
            89,822    Vivendi Universal S.A. #                                                                             3,710,848
Property and Casualty Insurance - 3.8%
           745,000    Nipponkoa Insurance Company, Ltd.                                                                    6,122,288
Reinsurance - 2.1%
               913    Berkshire Hathaway, Inc. - Class B*                                                                  3,348,291
Retail - Apparel and Shoe - 1.8%
            74,223    Next PLC                                                                                             2,848,319
Rubber/Plastic Products - 3.2%
           288,100    Tenma Corp.                                                                                          5,054,967
Savings/Loan/Thrifts - 3.3%
           329,060    NewAlliance Bancshares, Inc. #                                                                       5,264,960
Schools - 3.5%
           130,470    Apollo Group, Inc. - Class A*                                                                        5,662,398
Television - 4.5%
           680,669    British Sky Broadcasting Group PLC                                                                   7,302,686
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $120,018,422)                                                                                   150,829,795
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           393,600    Janus Institutional Cash Reserves Fund, 5.30%                                                          393,600
           460,195    Janus Money Market Fund, 5.25%                                                                         460,195
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $853,795)                                                                                          853,795
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.7%
         9,167,223    State Street Navigator Securities Lending Prime Portfolio + (cost $9,167,223)                        9,167,223
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $130,039,440) - 100%                                                                    $  160,850,813
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                           $ 26,130,960             16.2%
France                                               3,710,848              2.3
Germany                                              6,399,344              4.0
Japan                                               19,953,105             12.4
Netherlands                                          6,918,878              4.3
Switzerland                                          3,697,706              2.3
United Kingdom                                      13,378,625              8.3
United States ++                                    80,661,347             50.2
--------------------------------------------------------------------------------
Total                                             $160,850,813            100.0%
                                                  ============            =====

++ Includes Short-Term Securities and Other Securities (44.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.8%
Advertising Sales - 0.4%
             9,875    Lamar Advertising Co.*,#                                                                        $      654,515
Advertising Services - 1.1%
           119,038    WPP Group PLC                                                                                        1,751,273
Aerospace and Defense - 3.0%
           280,550    BAE Systems PLC                                                                                      2,319,480
            17,385    Boeing Co.                                                                                           1,557,001
            18,695    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   758,082
                                                                                                                           4,634,563
Agricultural Chemicals - 2.6%
            14,510    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               2,263,995
             8,983    Syngenta A.G.*                                                                                       1,660,244
                                                                                                                           3,924,239
Agricultural Operations - 1.8%
            14,635    Bunge, Ltd.                                                                                          1,126,163
         2,218,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             1,566,410
                                                                                                                           2,692,573
Apparel Manufacturers - 0.7%
           388,000    Ports Design, Ltd.                                                                                   1,067,901
Applications Software - 0.5%
            31,610    Red Hat, Inc.*,#                                                                                       718,495
Audio and Video Products - 1.0%
            34,400    Sony Corp. (WI)                                                                                      1,591,192
Automotive - Cars and Light Trucks - 3.0%
            22,401    BMW A.G.#                                                                                            1,371,601
            17,069    Hyundai Motor Company, Ltd.                                                                          1,221,827
           160,600    Nissan Motor Company, Ltd.# (WI)                                                                     2,007,506
                                                                                                                           4,600,934
Brewery - 1.1%
            26,485    Interbrew S.A.                                                                                       1,707,661
Broadcast Services and Programming - 1.3%
            42,645    Grupo Televisa S.A. (ADR)                                                                            1,256,322
            22,630    Liberty Global, Inc. - Class A*                                                                        680,258
                                                                                                                           1,936,580
Building - Residential and Commercial - 0.9%
             1,895    NVR, Inc.*,#                                                                                         1,312,325
Cable Television - 0.2%
            17,310    Premiere A.G.*,#                                                                                       335,489
Casino Hotels - 1.0%
             9,290    Harrah's Entertainment, Inc.                                                                           784,819
             8,420    Station Casinos, Inc.                                                                                  700,544
                                                                                                                           1,485,363
Casino Services - 0.6%
            31,180    Scientific Games Corp. - Class A*,#                                                                    967,827
Cellular Telecommunications - 0.7%
            21,400    Hikari Tsushin, Inc.                                                                                 1,003,273
Chemicals - Diversified - 0.9%
            21,000    Shin-Etsu Chemical Company, Ltd. (WI)                                                                1,372,915
Commercial Banks - 0.8%
            20,527    Standard Chartered PLC                                                                                 592,756
            12,470    SVB Financial Group*,#                                                                                 581,726
                                                                                                                           1,174,482
Commercial Services - 0.3%
            33,700    Park24 Company, Ltd.                                                                                   486,007
Computer Services - 0.6%
            28,110    Ceridian Corp.*,#                                                                                      842,457
Computers - 0.9%
            15,950    Apple Inc.*                                                                                          1,367,394
Computers - Memory Devices - 1.1%
            87,500    EMC Corp.*                                                                                           1,224,125
            12,770    SanDisk Corp.*,#                                                                                       513,354
                                                                                                                           1,737,479
Computers - Peripheral Equipment - 0.7%
            37,852    Logitech International S.A.*                                                                         1,092,993
Consumer Products - Miscellaneous - 0.6%
            12,425    Kimberly-Clark Corp.                                                                                   862,295
Containers - Metal and Glass - 1.9%
            15,365    Ball Corp.                                                                                             711,707
            99,245    Owens-Illinois, Inc.*                                                                                2,209,194
                                                                                                                           2,920,901
Cosmetics and Toiletries - 0.4%
            19,945    Avon Products, Inc.                                                                                    685,909
Data Processing and Management - 0.4%
            15,725    NAVTEQ Corp.*,#                                                                                        557,923
Diagnostic Kits - 0.5%
            16,500    Dade Behring Holdings, Inc.                                                                            694,320
Distribution/Wholesale - 1.2%
            90,500    Esprit Holdings, Ltd.                                                                                  924,796
           303,600    Li & Fung, Ltd.                                                                                        957,114
                                                                                                                           1,881,910
Diversified Minerals - 1.9%
            85,940    Companhia Vale do Rio Doce (ADR)                                                                     2,915,944
Diversified Operations - 2.4%
            47,595    General Electric Co.                                                                                 1,715,801
           121,000    Hutchison Whampoa, Ltd.                                                                              1,208,593
           317,000    Melco International Development, Ltd.*                                                                 674,572
                                                                                                                           3,598,966
Drug Delivery Systems - 0.7%
            28,705    Hospira, Inc.*                                                                                       1,055,770
E-Commerce/Products - 0.5%
            27,020    Submarino S.A.                                                                                         820,503
Electronic Components - Semiconductors - 3.2%
           488,129    ARM Holdings PLC                                                                                     1,165,478
            27,685    Microsemi Corp.*,#                                                                                     503,867
             1,655    Samsung Electronics Company, Ltd.                                                                    1,024,733
            34,640    SiRF Technology Holdings, Inc.*                                                                      1,017,030
            38,860    Texas Instruments, Inc.#                                                                             1,212,042
                                                                                                                           4,923,150
Electronic Forms - 0.6%
            23,405    Adobe Systems, Inc.*                                                                                   909,752
Energy - Alternate Sources - 0.9%
            36,615    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        1,347,432
Entertainment Software - 0.5%
            16,195    Electronic Arts, Inc.*                                                                                 809,750
Finance - Consumer Loans - 0.3%
            10,660    SLM Corp.                                                                                              489,934
Finance - Credit Card - 0.7%
            11,270    American Express Co.**                                                                                 656,139
            11,400    Credit Saison Company, Ltd.# (WI)                                                                      411,902
                                                                                                                           1,068,041
Finance - Investment Bankers/Brokers - 4.7%
            22,280    JP Morgan Chase & Co.                                                                                1,134,720
            27,789    Macquarie Bank, Ltd.#                                                                                1,751,792
            16,855    Merrill Lynch & Company, Inc.                                                                        1,576,954
            53,375    optionsXpress Holdings, Inc.#                                                                        1,267,656
            21,062    UBS A.G.                                                                                             1,323,884
                                                                                                                           7,055,006
Finance - Mortgage Loan Banker - 0.9%
            25,175    Fannie Mae                                                                                           1,423,143
Food - Diversified - 1.0%
           131,983    Cadbury Schweppes PLC                                                                                1,493,079
Food - Retail - 1.9%
            21,569    Metro A.G.                                                                                           1,477,336
           166,965    Tesco PLC                                                                                            1,374,512
                                                                                                                           2,851,848
Food - Wholesale/Distribution - 0.5%
            20,390    Sysco Corp.                                                                                            704,475
Independent Power Producer - 1.0%
            26,457    NRG Energy, Inc.*,#                                                                                  1,585,568
Insurance Brokers - 0.3%
            13,565    Marsh & McLennan Companies, Inc.                                                                       400,168
Investment Management and Advisory Services - 0.9%
            27,815    National Financial Partners Corp.                                                                    1,365,717
Medical - Biomedical and Genetic - 0.5%
            13,675    Celgene Corp.*                                                                                         734,074
Medical - Drugs - 3.8%
            20,440    Cubist Pharmaceuticals, Inc.*,#                                                                        376,096
            20,940    Merck & Company, Inc.                                                                                  937,065
            15,403    Novartis A.G.                                                                                          889,386
             9,748    Roche Holding A.G.                                                                                   1,837,751
            19,702    Sanofi-Aventis#                                                                                      1,740,221
                                                                                                                           5,780,519
Medical - HMO - 0.7%
            21,120    Coventry Health Care, Inc.*                                                                          1,088,736
Medical - Nursing Homes - 0.7%
            21,120    Manor Care, Inc.                                                                                     1,124,429
Medical Instruments - 0.9%
             6,710    Intuitive Surgical, Inc.*,#                                                                            660,331
            18,370    St. Jude Medical, Inc.*                                                                                785,501
                                                                                                                           1,445,832
Medical Products - 0.4%
            12,765    Varian Medical Systems, Inc.*                                                                          588,849
Oil - Field Services - 0.9%
            20,965    Schlumberger, Ltd. (U.S. Shares)                                                                     1,331,068
Oil and Gas Drilling - 0.8%
            41,720    Nabors Industries, Ltd.*,#                                                                           1,263,282
Oil Companies - Exploration and Production - 1.9%
            20,902    Apache Corp.                                                                                         1,525,219
            30,142    EnCana Corp.                                                                                         1,445,884
                                                                                                                           2,971,103
Oil Companies - Integrated - 1.2%
            13,820    Lukoil (ADR)                                                                                         1,093,576
            10,515    Suncor Energy, Inc.                                                                                    779,154
                                                                                                                           1,872,730
Oil Refining and Marketing - 1.5%
            72,355    Reliance Industries, Ltd.                                                                            2,238,581
Power Converters and Power Supply Equipment - 1.0%
            31,855    Hubbell, Inc.#                                                                                       1,535,411
Real Estate Management/Services - 0.4%
            20,000    Mitsubishi Estate Company, Ltd.                                                                        573,110
Real Estate Operating/Development - 1.2%
           430,000    CapitaLand, Ltd. (WI)                                                                                1,898,871
Reinsurance - 0.7%
               287    Berkshire Hathaway, Inc. - Class B*,#                                                                1,052,529
Respiratory Products - 0.5%
            19,085    Respironics, Inc.*                                                                                     813,021
Retail - Apparel and Shoe - 2.2%
            13,535    Abercrombie & Fitch Co. - Class A                                                                    1,076,574
            17,352    Industria de Diseno Textil S.A.                                                                        988,073
            21,965    Nordstrom, Inc.                                                                                      1,223,670
                                                                                                                           3,288,317
Retail - Consumer Electronics - 1.1%
            16,510    Best Buy Company, Inc.                                                                                 832,104
            10,810    Yamada Denki Company, Ltd.# (WI)                                                                       899,200
                                                                                                                           1,731,304
Retail - Drug Store - 0.6%
            26,040    CVS Corp.                                                                                              876,246
Retail - Restaurants - 0.3%
             8,110    Chipotle Mexican Grill, Inc. - Class A*,#                                                              481,896
Semiconductor Components/Integrated Circuits - 0.7%
            60,840    Cypress Semiconductor Corp.*,#                                                                       1,122,498
Semiconductor Equipment - 0.7%
            41,805    ASM Lithography Holding N.V. (U.S. Shares)*,#                                                        1,066,864
Soap and Cleaning Preparations - 1.0%
            30,518    Reckitt Benckiser PLC                                                                                1,472,468
Telecommunication Equipment - Fiber Optics - 0.7%
            53,870    Corning, Inc.*                                                                                       1,122,651
Telecommunication Services - 1.8%
            36,910    Amdocs, Ltd. (U.S. Shares)*                                                                          1,280,039
            20,230    SAVVIS, Inc.*,#                                                                                        906,709
            20,865    Time Warner Telecom, Inc. - Class A*                                                                   485,737
                                                                                                                           2,672,485
Television - 1.2%
           176,879    British Sky Broadcasting Group PLC                                                                   1,897,680
Therapeutics - 1.3%
            18,090    Amylin Pharmaceuticals, Inc.*                                                                          701,530
            11,295    Gilead Sciences, Inc.*                                                                                 726,495
            11,110    United Therapeutics Corp.*,#                                                                           595,496
                                                                                                                           2,023,521
Tobacco - 0.9%
            14,910    Altria Group, Inc.                                                                                   1,302,985
Transportation - Services - 0.8%
            16,385    United Parcel Service, Inc. - Class B                                                                1,184,308
Transportation - Truck - 0.4%
            15,840    Landstar System, Inc.                                                                                  669,874
Web Hosting/Design - 0.0%
               582    Equinix, Inc.*                                                                                          48,929
Web Portals/Internet Service Providers - 0.6%
            30,925    Yahoo!, Inc.*                                                                                          875,487
Wireless Equipment - 1.3%
            22,690    Crown Castle International Corp.*                                                                      797,780
            29,495    QUALCOMM, Inc.                                                                                       1,110,782
                                                                                                                           1,908,562
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $114,418,588)                                                                                   130,937,654
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.3%
         2,284,446    Janus Institutional Cash Reserves Fund, 5.30%                                                        2,284,446
         1,231,800    Janus Money Market Fund, 5.25%                                                                       1,231,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,516,246)                                                                                      3,516,246
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.9%
            12,741    Foreign Bonds+                                                                                          12,741
        18,217,832    State Street Navigator Securities Lending Prime Portfolio+                                          18,217,832
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $18,230,573)                                                                                 18,230,573
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $136,165,407) - 100%                                                                    $  152,684,473
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                            1,751,792              1.1%
Belgium                                              1,707,661              1.1%
Bermuda                                              5,339,256              3.4%
Brazil                                               4,494,529              2.9%
Canada                                               4,489,033              2.9%
Cayman Islands                                       2,913,842              2.0%
France                                               1,740,221              1.1%
Germany                                              3,184,426              2.1%
Hong Kong                                            1,883,165              1.3%
India                                                2,238,581              1.5%
Japan                                                8,345,105              5.5%
Mexico                                               1,256,322              0.9%
Netherlands                                          2,397,932              1.6%
Russia                                               1,093,576              0.7%
Singapore                                            1,898,871              1.2%
South Korea                                          2,246,560              1.5%
Spain                                                  988,073              0.6%
Switzerland                                          6,804,258              4.5%
United Kingdom                                      13,346,765              8.7%
United States++                                     84,564,505             55.4%
--------------------------------------------------------------------------------
Total                                             $152,684,473            100.0%
                                                  ============            =====

++ Includes Short-Term Securities and Other Securities (41.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

WI                When-Issued Securities

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan at January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Research Fund                                          $121,680

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.1%
Advertising Sales - 0.9%
           137,645    Lamar Advertising Co.*                                                                          $   9,123,111
Aerospace and Defense - 0.6%
           659,278    BAE Systems PLC**                                                                                   5,450,661
Aerospace and Defense - Equipment - 1.0%
           118,790    Alliant Techsystems, Inc.*                                                                          9,621,990
Applications Software - 4.6%
           204,735    Infosys Technologies, Ltd.                                                                         10,491,254
           484,542    Patni Computer Systems Ltd.                                                                         4,913,328
           616,120    Quest Software, Inc.*,#                                                                             9,198,672
           661,935    Red Hat, Inc.*,**,#                                                                                15,045,783
           112,945    Salesforce.com, Inc.*                                                                               4,950,379
                                                                                                                         44,599,416
Audio and Video Products - 2.5%
           530,800    Sony Corp.**                                                                                       24,552,462
Cable Television - 1.1%
           249,000    Comcast Corp. - Special Class A*                                                                   10,821,540
Chemicals - Diversified - 0.7%
           108,600    Shin-Etsu Chemical Company, Ltd.**                                                                  7,099,929
Commercial Services - Finance - 1.1%
           274,130    Paychex, Inc.                                                                                      10,967,941
Computer Services - 1.6%
           517,490    Ceridian Corp.*                                                                                    15,509,175
Computers - 5.1%
           193,160    Apple, Inc.*,**                                                                                    16,559,607
           520,200    Hewlett-Packard Co.                                                                                22,514,256
            76,980    Research In Motion, Ltd. (U.S. Shares)*                                                             9,836,504
                                                                                                                         48,910,367
Computers - Memory Devices - 2.4%
           985,970    EMC Corp.*                                                                                         13,793,720
           226,425    SanDisk Corp.*                                                                                      9,102,285
                                                                                                                         22,896,005
Computers - Peripheral Equipment - 1.3%
           436,762    Logitech International S.A.*                                                                       12,611,697
Consulting Services - 0.5%
           618,705    BearingPoint, Inc.*,#                                                                               4,955,827
Data Processing and Management - 0.5%
           126,645    NAVTEQ Corp.*,#                                                                                     4,493,365
E-Commerce/Products - 0.9%
           272,030    Submarino S.A.                                                                                      8,260,604
Electronic Components - Miscellaneous - 3.5%
         5,017,000    AU Optronics Corp.**                                                                                6,693,683
         1,877,431    Hon Hai Precision Industry Company, Ltd.**                                                         12,850,034
           367,912    Koninklijke (Royal) Philips Electronics N.V.**                                                     14,372,233
                                                                                                                         33,915,950
Electronic Components - Semiconductors - 15.3%
        10,164,115    ARM Holdings PLC**                                                                                 24,268,276
           338,540    International Rectifier Corp.*                                                                     14,127,274
           170,400    IPG Photonics Corp.*                                                                                4,500,264
           275,860    Microchip Technology, Inc.                                                                          9,588,894
           660,170    Microsemi Corp.*,#                                                                                 12,015,094
           924,658    MIPS Technologies, Inc.*                                                                            7,693,155
            40,052    Samsung Electronics Company, Ltd.**                                                                24,799,153
           442,214    Silicon-On-Insulator Technologies (SOITEC)*,**                                                     13,142,743
           566,395    SiRF Technology Holdings, Inc.*                                                                    16,629,357
           664,795    Texas Instruments, Inc.**                                                                          20,734,956
                                                                                                                        147,499,166
Electronic Forms - 1.5%
           371,795    Adobe Systems, Inc.*                                                                               14,451,672
Electronic Measuring Instruments - 1.4%
           236,499    Trimble Navigation, Ltd.*                                                                          13,381,113
Energy - Alternate Sources - 3.0%
            75,345    First Solar, Inc.*,#                                                                                2,438,918
           221,790    SunPower Corp. - Class A*                                                                           9,825,297
           461,955    Suntech Power Holdings Company, Ltd. (ADR)*,**,#                                                   16,999,944
                                                                                                                         29,264,159
Enterprise Software/Services - 2.3%
           602,055    Oracle Corp.*                                                                                      10,331,264
           254,068    SAP A.G.**                                                                                         11,767,712
                                                                                                                         22,098,976
Entertainment Software - 1.1%
           217,805    Electronic Arts, Inc.*                                                                             10,890,250
E-Services/Consulting - 0.5%
           364,435    RightNow Technologies, Inc.*,#                                                                      5,240,575
Internet Connectivity Services - 1.3%
           269,731    NDS Group PLC (ADR)*,**                                                                            12,774,460
Internet Infrastructure Software - 1.0%
           168,255    Akamai Technologies, Inc.*,#                                                                        9,452,566
Internet Security - 0.9%
           506,970    Symantec Corp.*                                                                                     8,978,439
Medical - Drugs - 1.2%
           612,009    Cubist Pharmaceuticals, Inc.*                                                                      11,260,966
Medical Instruments - 1.2%
           260,525    St. Jude Medical, Inc.*                                                                            11,140,049
Networking Products - 1.4%
           752,309    Juniper Networks, Inc.*,#                                                                          13,631,839
Retail - Computer Equipment - 0.8%
           144,905    GameStop Corp. - Class A*,**,#                                                                      7,742,274
Retail - Consumer Electronics - 2.0%
           187,775    Best Buy Company, Inc.                                                                              9,463,860
           117,530    Yamada Denki Company, Ltd.**                                                                        9,776,413
                                                                                                                         19,240,273
Semiconductor Components/Integrated Circuits - 6.4%
           932,555    Actions Semiconductor Company, Ltd. (ADR)*                                                          7,460,440
         1,030,860    Cypress Semiconductor Corp.*,#                                                                     19,019,366
           740,365    Marvell Technology Group, Ltd.*                                                                    13,541,276
         4,465,000    Siliconware Precision Industries Co.**                                                              7,426,047
         7,005,629    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                 14,480,120
                                                                                                                         61,927,249
Semiconductor Equipment - 1.9%
           370,001    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    9,442,426
           181,375    KLA-Tencor Corp.                                                                                    8,929,091
                                                                                                                         18,371,517
Telecommunication Equipment - 1.0%
           297,155    CommScope, Inc.*                                                                                    9,601,078
Telecommunication Equipment - Fiber Optics - 2.5%
         1,169,750    Corning, Inc.*                                                                                     24,377,590
Telecommunication Services - 3.8%
           527,810    Amdocs, Ltd. (U.S. Shares)*,**                                                                     18,304,451
           433,665    NeuStar, Inc. - Class A*                                                                           13,395,912
           110,010    SAVVIS, Inc.*                                                                                       4,930,648
                                                                                                                         36,631,011
Television - 0.9%
           785,435    British Sky Broadcasting Group PLC**                                                                8,426,688
Web Hosting/Design - 1.1%
           127,025    Equinix, Inc.*,**                                                                                  10,678,992
Web Portals/Internet Service Providers - 3.3%
            17,275    Google, Inc. - Class A*                                                                             8,659,958
           825,898    Yahoo!, Inc.*,**                                                                                   23,381,172
                                                                                                                         32,041,130
Wireless Equipment - 6.0%
           280,260    Crown Castle International Corp.*                                                                   9,853,942
           480,760    Nokia Oyj (ADR)                                                                                    10,624,796
           613,860    QUALCOMM, Inc.                                                                                     23,117,967
           370,890    Telefonaktiebolaget LM Ericsson (ADR)                                                              14,757,713
                                                                                                                         58,354,418
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $665,625,389)                                                                                  871,246,490
-----------------------------------------------------------------------------------------------------------------------------------
Equity Linked Structured Notes - 1.3%
Commercial Banks - 0.4%
           194,620    Credit Suisse (USA), Inc., convertible, (Intel Corp.), 2.46% ***                                    4,123,998
Finance - Investment Bankers/Brokers - 0.4%
           203,005    Goldman Sachs Group, Inc., convertible, (Intel Corp.), 0% (144A) ss.                                4,189,414
Web Portals/Internet Service Providers - 0.5%
            10,605    Goldman Sachs Group, Inc., convertible, (Google Corp.), 0% (144A) ss.                               4,830,652
-----------------------------------------------------------------------------------------------------------------------------------
Total Equity Linked Structured Notes (cost $12,781,850)                                                                  13,144,064
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 0.2%
$        2,175,000    U.S. Treasury Notes, 3.375%, due 2/28/07**                                                          2,172,112
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $2,172,303)                                                                               2,172,112
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.9%
         3,340,600    Janus Institutional Cash Reserves Fund, 5.30%                                                       3,340,600
        14,665,400    Janus Money Market Fund, 5.25%                                                                     14,665,400
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $18,006,000)                                                                                   18,006,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.6%
        63,233,638    State Street Navigator Securities Lending Prime Portfolio+ (cost $63,233,638)                      63,233,638
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.1)%
Computers - (0.1)%
            60,170    Palm, Inc.* (proceeds $931,036)                                                                      (832,151)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $760,888,144) - 100%                                                                    $ 966,970,153
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $ 13,541,276              1.4%
Brazil                                               8,260,604              0.9
Canada                                               9,836,504              1.0
Cayman Islands                                      24,460,384              2.5
Finland                                             10,624,796              1.1
France                                              13,142,743              1.4
Germany                                             11,767,712              1.2
India                                               15,404,582              1.6
Japan                                               41,428,804              4.2
Netherlands                                         23,814,659              2.5
South Korea                                         24,799,153              2.6
Sweden                                              14,757,713              1.5
Switzerland                                         12,611,697              1.3
Taiwan                                              41,449,884              4.2
United Kingdom                                      69,224,536              7.2
United States++                                    631,845,106             65.4
--------------------------------------------------------------------------------
Total                                             $966,970,153            100.0%
                                                  ============            =====

++ Includes Short-Term Securities and Other Securities (56.9% excluding Short-Term Securities and Other Securities)

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
Apple, Inc.
Expires April 2007
470 contracts
Exercise price $105.00                                                $ (44,650)
Equinix, Inc.
Expires June 2007
550 contracts
Exercise price $85.00                                                  (401,500)
GameStop Corp.
Expires July 2007
830 contracts
Exercise price $55.00                                                  (415,000)
Red Hat, Inc.
Expires June 2007
1006 contracts
Exercise price $25.00                                                  (130,780)
SiRF Technology Holdings, Inc.
Expires September 2007
749 contracts
Exercise price $32.50                                                  (269,640)
Suntech Power Holdings Company, Ltd.
Expires June 2007
1226 contracts
Exercise price $40.00                                                  (380,060)
Yahoo!, Inc.
Expires July 2007
1587 contracts
Exercise price $30.00                                                  (341,205)

--------------------------------------------------------------------------------
Total Written Options - Calls
6,418 contracts
(Premiums received $2,120,910) .................................... $(1,982,835)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open

Currency Sold and                     Currency           Currency     Unrealized
Settlement Date                     Units Sold     Value in $U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 3/15/07                5,555,000     $   10,911,926   $  (542,352)
Euro 6/8/07                         10,200,000         13,362,482       (20,066)
Japanese Yen 6/8/07                788,000,000          6,642,787        75,603
South Korean Won  3/15/07        7,800,000,000          8,298,652      (127,690)
Taiwan Dollar  3/15/07             213,000,000          6,486,783         5,140
--------------------------------------------------------------------------------
Total                                              $   45,702,630   $  (609,365)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

***         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of January 31, 2007)

                                                                                                                       Value as a %
                                                            Acquisition           Acquisition                          of Investment
                                                                Date                 Cost                Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Goldman Sachs Group, Inc.
  convertible, (Google Corp.), 0% (144A)                      9/28/06             $ 4,274,722          $ 4,830,652              0.5%
Goldman Sachs Group, Inc.
  convertible, (Intel Corp.), 0% (144A)                        1/5/07               4,252,346            4,189,414              0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $ 8,527,068          $ 9,020,066              0.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                    $   253,166,787

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 17.1%
$        5,000,000    Fannie Mae, 4.777%, 2/23/07                                                                          4,985,404
         5,000,000    Fannie Mae, 4.89%, 3/30/07                                                                           4,961,288
         5,000,000    Fannie Mae, 5.27%, 6/1/07                                                                            4,912,167
        25,000,000    Fannie Mae, 5.11%-5.275%, 6/29/07                                                                   24,461,855
        10,000,000    Fannie Mae, 4.99%-5.011%, 12/28/07                                                                   9,541,621
         5,000,000    Federal Home Loan Bank System, 5.58%, 8/14/07                                                        5,000,000
         5,000,000    Federal Home Loan Bank System, 5.30%, 1/10/08                                                        5,000,000
         5,000,000    Federal Home Loan Bank System, 5.32%, 1/11/08                                                        5,000,000
         5,000,000    Freddie Mac, 4.735%, 2/16/07                                                                         4,990,135
         5,000,000    Freddie Mac, 4.90%, 3/5/07                                                                           5,000,000
         5,000,000    Freddie Mac, 4.805%, 3/6/07                                                                          4,977,977
        10,000,000    Freddie Mac, 4.97%-5.11%, 4/3/07                                                                     9,914,600
         5,000,000    Freddie Mac, 5.003%, 5/1/07                                                                          4,938,157
         5,000,000    Freddie Mac, 5.03%, 5/29/07                                                                          4,918,263
         5,000,000    Freddie Mac, 5.075%, 6/22/07                                                                         4,900,615
         5,000,000    Freddie Mac, 5.11%, 6/29/07                                                                          4,894,961
        15,000,000    Freddie Mac, 4.96%-4.975%, 9/18/07                                                                  14,525,778
         5,000,000    Freddie Mac, 4.965%, 10/16/07                                                                        4,822,777
         5,000,000    Freddie Mac, 4.995%, 11/30/07                                                                        4,790,488
        10,000,000    Freddie Mac, 5.00%-5.03%, 12/11/07                                                                   9,563,974
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $142,100,060)                                                                   142,100,060
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 13.6%
         6,000,000    Fannie Mae, 5.225%, 6/21/07                                                                          5,999,157
         5,000,000    Federal Farm Credit Bank, 5.285%, 7/11/07                                                            4,999,434
         5,000,000    Federal Farm Credit Bank, 5.235%, 8/1/07                                                             4,999,634
         3,750,000    Federal Farm Credit Bank, 5.245%, 9/24/07                                                            3,750,930
        10,000,000    Federal Farm Credit Bank, 5.17%, 1/18/08                                                             9,997,066
         5,000,000    Federal Farm Credit Bank, 5.23%, 1/24/08                                                             4,999,054
         5,000,000    Federal Farm Credit Bank, 5.23%, 2/21/08                                                             4,998,983
        10,000,000    Federal Farm Credit Bank, 5.23%, 3/26/08                                                             9,997,775
        10,000,000    Federal Home Loan Bank System, 5.24%, 7/18/07                                                        9,999,421
         5,000,000    Federal Home Loan Bank System, 5.345%, 11/15/07                                                      5,000,000
        15,000,000    Federal Home Loan Bank System, 5.165%, 3/14/08                                                      14,993,488
        15,000,000    Freddie Mac, 5.235%, 6/19/07                                                                        14,998,340
         1,535,000    Freddie Mac, 5.225%, 7/6/07                                                                          1,534,870
        10,000,000    Freddie Mac, 5.1725%, 9/27/07                                                                        9,997,462
         7,073,304    Freddie Mac, 5.32%, 1/15/42                                                                          7,073,304
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $113,338,918)                                                          113,338,918
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 69.3%
       150,000,000    Bear Stearns & Company, Inc., 5.3625%
                      dated 1/31/07, maturing 2/1/07
                      to be repurchased at $150,022,344
                      collateralized by $220,115,000
                      in U.S. Government Agencies
                      0%, 10/1/36 - 11/1/36
                      with a value of $153,003,216                                                                    $  150,000,000
        72,000,000    Bear Stearns & Company, Inc., 5.29%
                      dated 1/31/07, maturing 2/1/07
                      to be repurchased at $72,010,580
                      collateralized by $536,745,314
                      in U.S. Government Agencies
                      4% - 8%, 10/1/13 - 4/1/37
                      with a value of $73,440,044                                                                         72,000,000
       175,000,000    Credit Suisse Securities (USA) LLC, 5.3625%
                      dated 1/31/07, maturing 2/1/07
                      to be repurchased at $175,026,068
                      collateralized by $361,162,328
                      in U.S. Government Agencies
                      0.28% - 14.689999%, 5/25/17 - 1/25/37
                      with a value of $178,500,965                                                                       175,000,000
       134,200,000    Lehman Brothers Inc., 5.3225%
                      dated 1/31/07, maturing 2/1/07
                      to be repurchased at $134,219,841
                      collateralized by $149,626,290
                      in U.S. Government Agencies
                      5.00%, 2/1/36
                      with a value of $136,884,559                                                                       134,200,000
        44,400,000    Societe Generale, New York Branch, 5.29%
                      dated 1/31/07, maturing 2/1/07
                      to be repurchased at $44,406,524
                      collateralized by $327,841,382
                      in U.S. Government Agencies
                      0% - 6.35%, 5/16/08 - 1/25/37
                      with a value of $45,288,171                                                                         44,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $575,600,000)                                                                          575,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $831,038,978) - 100%                                                                    $  831,038,978
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.3%
Advertising Sales - 1.2%
         1,218,570    Lamar Advertising Co.*                                                                          $   80,766,820
Aerospace and Defense - 1.6%
         1,221,195    Boeing Co.                                                                                         109,370,224
Agricultural Operations - 0.3%
           648,795    Archer-Daniels-Midland Co.#                                                                         20,761,440
Building - Residential and Commercial - 0.6%
            57,575    NVR, Inc.*,#                                                                                        39,871,839
Casino Hotels - 1.7%
         1,033,725    Boyd Gaming Corp.                                                                                   49,174,298
           811,195    Harrah's Entertainment, Inc.                                                                        68,529,754
                                                                                                                         117,704,052
Coal - 1.0%
         1,593,085    Peabody Energy Corp.#                                                                               65,045,661
Commercial Banks - 1.1%
         2,163,940    Commerce Bancorp, Inc.#                                                                             73,097,893
Computers - 1.5%
           146,410    Apple Inc.*,**                                                                                      12,551,729
         3,737,460    Dell, Inc.*                                                                                         90,633,405
                                                                                                                         103,185,134
Computers - Memory Devices - 2.8%
        13,386,585    EMC Corp.*,#                                                                                       187,278,324
Cosmetics and Toiletries - 2.7%
         2,792,795    Procter & Gamble Co.                                                                               181,168,612
Dental Supplies and Equipment - 0.7%
         2,951,982    Align Technology, Inc.*                                                                             48,855,302
Diversified Operations -3.9%
         6,189,376    General Electric Co.                                                                               223,127,005
        20,929,000    Melco International Development, Ltd.*                                                              44,536,677
                                                                                                                         267,663,682
Electronic Components - Semiconductors - 9.0%
        11,889,561    Advanced Micro Devices, Inc.*                                                                      184,882,673
         2,498,966    NVIDIA Corp.*                                                                                       76,593,308
           103,368    Samsung Electronics Company, Ltd.                                                                   64,002,771
           373,696    Samsung Electronics Company, Ltd. (GDR)                                                            114,042,007
         5,096,560    Spansion, Inc. - Class A*,#,##                                                                      65,388,865
         3,145,393    Texas Instruments, Inc.                                                                             98,104,808
                                                                                                                         603,014,432
Energy - Alternate Sources - 0.5%
           960,110    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       35,332,048
Entertainment Software - 1.2%
         1,622,347    Electronic Arts, Inc.*                                                                              81,117,350
Finance - Investment Bankers/Brokers - 4.7%
         3,162,875    Citigroup, Inc.                                                                                    174,369,298
         2,859,955    JP Morgan Chase & Co.                                                                              145,657,508
                                                                                                                         320,026,806
Finance - Mortgage Loan Banker - 1.9%
         2,274,545    Fannie Mae                                                                                         128,580,029
Food - Canned - 0.4%
         1,011,858    TreeHouse Foods, Inc.*                                                                              30,163,487
Hotels and Motels - 1.0%
           781,365    Four Seasons Hotels, Inc.                                                                           65,056,450
Industrial Automation and Robotics - 1.7%
         1,926,660    Rockwell Automation, Inc.                                                                          117,930,859
Investment Companies - 1.0%
         2,828,895    KKR Private Equity Investors L.P. (U.S. Shares) (144A)*,**                                          66,051,065
Medical - Biomedical and Genetic - 0.6%
           815,639    Celgene Corp.*                                                                                      43,783,502
Medical - Drugs - 4.2%
           930,097    Roche Holding A.G.**                                                                               175,347,541
         1,266,934    Sanofi-Aventis**,#                                                                                 111,904,612
                                                                                                                         287,252,153
Medical - HMO - 1.2%
         1,634,280    Coventry Health Care, Inc.*                                                                         84,247,134
Multimedia - 0.3%
           918,490    News Corporation, Inc. - Class B#                                                                   22,457,081
Oil - Field Services - 1.1%
         2,602,355    Halliburton Co.                                                                                     76,873,567
Oil Companies - Exploration and Production - 3.6%
           486,725    Apache Corp.                                                                                        35,516,323
         3,360,474    EnCana Corp. (U.S. Shares)                                                                         161,403,566
           717,005    EOG Resources, Inc.#                                                                                49,566,556
                                                                                                                         246,486,445
Oil Companies - Integrated - 8.9%
         1,983,275    Exxon Mobil Corp.                                                                                  146,960,678
         3,532,930    Hess Corp.#                                                                                        190,742,890
         1,940,018    Petro-Canada                                                                                        75,454,303
         2,443,449    Suncor Energy, Inc.                                                                                181,057,743
                                                                                                                         594,215,614
Oil Refining and Marketing - 2.1%
         2,568,926    Valero Energy Corp.                                                                                139,441,303
Optical Supplies - 0.3%
           201,135    Alcon, Inc. (U.S. Shares)**                                                                         23,685,658
Retail - Apparel and Shoe - 1.0%
         1,248,110    Nordstrom, Inc.#                                                                                    69,532,208
Retail - Consumer Electronics - 1.2%
         1,549,592    Best Buy Company, Inc.                                                                              78,099,437
Retail - Drug Store - 2.6%
         5,276,010    CVS Corp.#                                                                                         177,537,737
Retail - Jewelry - 1.3%
         2,299,170    Tiffany & Co.#                                                                                      90,265,414
Retail - Pet Food and Supplies - 1.1%
         2,455,615    PETsMART, Inc.#                                                                                     74,994,482
Shipbuilding - 0.9%
         2,002,320    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                              58,207,076
Steel - Producers - 1.3%
         8,401,013    Tata Steel, Ltd.                                                                                    88,430,234
Super-Regional Banks - 1.5%
         2,908,348    U.S. Bancorp                                                                                       103,537,189
Telecommunication Equipment - Fiber Optics - 0.3%
           824,765    Corning, Inc.*                                                                                      17,188,103
Telecommunication Services - 1.6%
         6,814,037    Bharti Tele-Ventures, Ltd.*                                                                        109,418,406
Television - 1.8%
        11,523,202    British Sky Broadcasting Group PLC                                                                 123,628,847
Therapeutics - 0.9%
         1,053,035    Amylin Pharmaceuticals, Inc.*                                                                       40,836,697
         1,517,165    Neurocrine Biosciences, Inc.*                                                                       21,209,967
                                                                                                                          62,046,664
Tobacco - 1.1%
           817,030    Altria Group, Inc.                                                                                  71,400,252
Toys - 1.4%
         3,458,722    Marvel Entertainment, Inc.*                                                                         96,567,518
Transportation - Services - 0.9%
           814,295    United Parcel Service, Inc. - Class B                                                               58,857,243
Web Portals/Internet Service Providers - 2.7%
         6,511,695    Yahoo!, Inc.*,#                                                                                    184,346,085
Wireless Equipment - 0.9%
         2,787,060    Nokia Oyj (ADR)**                                                                                   61,594,026
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,637,353,914)                                                                               5,786,134,887
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 6.5%
Finance - Investment Bankers/Brokers - 5.9%
           683,342    Allegro Investment Corporation S.A., convertible, (Apple Computer, Inc.), 9.08% (144A)**,ss.        57,748,959
         3,087,534    Allegro Investment Corporation S.A., convertible, (Corning, Inc.), 20.10% (144A)**,ss.              64,401,637
           568,723    Goldman Sachs Group, Inc., convertible, (EOG Resources, Inc., Nordstrom, Inc.,
                      Rockwell Automation, Inc.), 30.20%***                                                               57,113,439
         2,728,245    Goldman Sachs Group, Inc., convertible, (NVIDIA Corp.), 24.20% (144A) ss.                           62,632,320
           474,245    Goldman Sachs Group, Inc., convertible, (Peabody Energy Corp., Celgene Corp.,
                      NVIDIA Corp.), 46.75% (144A) ss.                                                                    42,254,281
        56,891,000    Lehman Brothers Holdings, Inc., convertible, (Qualcomm, Inc., Lennar Corp.,
                      Suntech Power Holdings Co., Ltd.), 41.26% (144A) ss.                                                57,340,439
         1,537,091    Morgan Stanley Co., convertible, (QUALCOMM, Inc.), 10.01% (144A) ss.                                58,071,298
                                                                                                                         399,562,373
Money Center Banks - 0.6%
           563,207    Deutsche Bank A.G., convertible (Suncor Energy, Inc.), 20.53% (144A) ss.                            44,025,891
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $434,500,180)                                                                 443,588,264
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.5%
        27,916,800    Janus Institutional Cash Reserves Fund, 5.30%                                                       27,916,800
       279,201,200    Janus Money Market Fund, 5.25%                                                                     279,201,200
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $307,118,000)                                                                                  307,118,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.5%
       235,791,368    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $235,791,368)                                                              235,791,368
------------------------------------------------------------------------------------------------------------------------------------

Purchased Options - Calls - 0.2%
             9,478    ConocoPhillips, expires January 2009
                      exercise price $70.00                                                                                9,004,100
             9,481    Procter & Gamble Co., expires January 2008
                      exercise price $70.00                                                                                2,275,440
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $11,710,717)                                                               11,279,540
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,626,474,179) - 100%                                                                  $6,783,912,059
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Canada                                         $   482,972,062              7.1%
Cayman Islands                                      35,332,048              0.5%
Finland                                             61,594,026              0.9%
France                                             111,904,612              1.6%
Hong Kong                                           44,536,677              0.7%
India                                              197,848,640              2.9%
Luxembourg                                         122,150,596              1.8%
Netherlands                                         66,051,065              1.0%
South Korea                                        236,251,854              3.5%
Switzerland                                        199,033,199              2.9%
United Kingdom                                     167,654,738              2.4%
United States++                                  5,058,582,542             74.7%
--------------------------------------------------------------------------------
Total                                          $ 6,783,912,059            100.0%
                                               ===============            =====

++ Includes Short-Term Securities and Other Securities (66.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open

Currency Sold and               Currency             Currency        Unrealized
Settlement Date               Units Sold       Value in $U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
Euro 3/15/07                   4,500,000          $ 5,875,459        $ (189,483)
Euro 6/8/07                   29,400,000           38,515,389           (57,837)
Swiss Franc  3/14/07          26,300,000           21,228,406           282,247
Swiss Franc  6/8/07           31,850,000           25,896,461            61,159
--------------------------------------------------------------------------------
Total                                             $91,515,715        $   96,086

----------------------------------------------------
Schedule of Written Options - Puts
     Procter & Gamble Co.
      expires January 2008
      4,741 contracts
      exercise price $55.00..............$   327,129

     Procter & Gamble Co.
      expires January 2008
      4,741 contracts
      exercise price $60.00..............$734,855.00
----------------------------------------------------

----------------------------------------------------
Total Written Options - Puts
     9,482 contracts.....................$ 1,061,984
     (Premiums received $1,375,226)
----------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***         Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a %
                                                                          Acquisition     Acquisition                  of Investment
                                                                              Date           Cost           Value        Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Allegro Investment Corporation S.A.
  convertible, (Apple Computer, Inc.), 9.08% (144A)                         11/7/06       $ 55,145,690   $ 57,748,959           0.9%
Allegro Investment Corporation S.A.
  convertible, (Corning, Inc.), 20.10% (144A)                                8/7/06         56,914,676     64,401,637           1.0%
Deutsche Bank A.G.
  convertible (Suncor Energy, Inc.), 20.53% (144A)                          8/11/06         47,425,803     44,025,891           0.6%
Goldman Sachs Group, Inc.
  convertible, (Peabody Energy Corp., Celgene Corp., NVIDIA Corp.)
  46.75%(144A)                                                              8/16/06         47,424,500     42,254,281           0.6%
Goldman Sachs Group, Inc.
  convertible, (NVIDIA Corp.), 24.20% (144A)                                7/27/06         56,938,473     62,632,320           0.9%
Lehman Brothers Holdings, Inc.
  convertible, (Qualcomm, Inc., Lennar Corp., Suntech Power
  Holdings Co., Ltd.) 41.26%(144A)                                          12/8/06         56,891,000     57,340,439           0.8%
Morgan Stanley Co.
  convertible, (QUALCOMM, Inc.), 10.01% (144A)                              11/14/06        56,887,738     58,071,298           0.9%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          $377,627,880   $386,474,825           5.7%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

## The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the peroid ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                         Purchases                        Sales               Realized       Dividend      Value
                                 Shares            Cost           Shares         Cost        Gain/(Loss)      Income     at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Spansion, Inc. - Class A           914,540     $ 11,944,786       50,495      $ 605,940      $  139,596      $    --    $65,388,865
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                     $  542,829,250

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 79.3%
Advertising Services - 0.8%
$        2,198,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13#                               $    2,104,585
         1,274,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     1,219,855
         1,764,000    R.H. Donnelley Corp., 8.875%, senior notes, due 1/15/16                                              1,847,790
                                                                                                                           5,172,230
Aerospace and Defense - Equipment - 0.2%
         1,282,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                               1,269,180
Agricultural Chemicals - 0.4%
         2,225,000    Mosaic Global Holdings, Inc., 7.625%, senior notes, due 12/1/16 (144A)#                              2,275,063
Airlines - 0.2%
         1,050,000    Continental Airlines, Inc., 8.75%, unsubordinated notes, due 12/1/11#                                1,052,625
Apparel Manufacturers - 1.8%
         2,725,000    Hanesbrands, Inc., 8.735%, senior notes, due 12/15/14 (144A) ***                                     2,799,938
         1,030,000    Levi Strauss & Co., 10.11%, senior unsubordinated notes, due 4/1/12 #,***                            1,055,750
         2,296,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15#                                                2,479,680
         3,242,000    Levi Strauss & Co., 8.875%, senior notes, due 4/1/16#                                                3,387,890
         2,150,000    Quiksilver, Inc., 6.875%, company guaranteed notes, due 4/15/15#                                     2,101,625
                                                                                                                          11,824,883
Athletic Equipment - 0.2%
         1,075,000    Easton-Bell Sports, Inc., 8.375%, company guaranteed notes, due 10/1/12#                             1,075,000
Automotive - Cars and Light Trucks - 2.5%
         4,628,000    Ford Motor Co., 7.45%, notes, due 7/16/31                                                            3,754,465
         1,200,000    Ford Motor Co., convertible, 4.25%                                                                   1,362,000
         5,944,000    General Motors Corp., 7.125%, senior notes, due 7/15/13#                                             5,765,679
           950,000    General Motors Corp., 7.745%, bank loan, due 11/29/13 ***                                              957,486
         4,552,000    General Motors Corp., 8.375%, debentures, due 7/15/33#                                               4,284,570
                                                                                                                          16,124,200
Automotive - Truck Parts and Equipment - Original - 0.5%
         2,525,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                          2,461,875
           699,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13                                                747,930
                                                                                                                           3,209,805
Broadcast Services and Programming - 0.2%
         1,253,000    Gray Television, Inc., 9.25% company guaranteed notes, due 12/15/11                                  1,310,951
Building - Heavy Construction - 0.4%
         2,344,000    Ahern Rentals, Inc., 9.25%, company guaranteed notes, due 8/15/13**                                  2,440,690
Building - Residential and Commercial - 0.9%
         1,444,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15                                1,389,850
         1,049,000    K. Hovnanian Enterprises, Inc., 6.50% company guaranteed notes, due 1/15/14#                         1,007,040
         1,450,000    K. Hovnanian Enterprises, Inc., 6.25%, company guaranteed notes, due 1/15/15#                        1,363,000
           500,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16#                          500,000
         1,442,000    K. Hovnanian Enterprises, Inc., 8.625% senior notes, due 1/15/17#                                    1,521,310
                                                                                                                           5,781,200
Building and Construction Products - Miscellaneous - 0.4%
           991,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14#                                            983,568
           150,000    Ply Gem Industries, Inc., 0%, bank loan, due 11/15/11 ***                                              151,595
         1,494,000    Ply Gem Industries, Inc., 9.00%, senior subordinated notes, due 2/15/12#                             1,344,599
                                                                                                                           2,479,762
Cable Television - 1.4%
         2,881,000    CCH I LLC, 11.00%, secured notes, due 10/1/15#                                                       2,974,633
         5,046,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                        5,241,532
         1,024,000    CSC Holdings, Inc., 7.25% senior notes, due 4/15/12 (144A) ***                                       1,013,760
                                                                                                                           9,229,925
Casino Hotels - 1.6%
           696,000    Caesars Entertainment, Inc., 9.375%, senior subordinated notes, due 2/15/07                            696,000
           350,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                365,750
         1,400,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11                                 1,330,000
           696,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                   709,050
         1,044,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                        1,055,745
         1,224,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                  1,285,200
           350,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                        364,000
         4,323,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15#                                 4,279,770
                                                                                                                          10,085,515
Casino Services - 1.9%
         5,127,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12 #,***                        5,306,444
         2,422,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13 ***                            1,792,280
         5,000,000    Wimar Opco, LLC, 9.625%, senior subordinated notes, due 12/15/14 (144A)                              4,968,750
                                                                                                                          12,067,474
Cellular Telecommunications - 1.5%
         1,262,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13                                    1,353,495
         1,768,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                      1,907,229
           710,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                      773,013
         1,084,000    Dobson Communications Corp., 9.761%, senior notes, due 10/15/12 ***                                  1,111,100
         1,441,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13#                                      1,487,833
         1,486,000    Rogers Wireless Communications, Inc., 8.485%, secured notes, due 12/15/10 ***                        1,515,720
         1,422,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13                          1,457,550
                                                                                                                           9,605,940
Chemicals - Diversified - 1.8%
         2,675,000    Ineos Group Holdings PLC, 8.50%, senior subordinated notes, due 2/15/16 (144A)#                      2,561,313
         4,746,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12#                                          5,107,882
         1,085,000    Lyondell Chemical Co., 8.00%, company guaranteed notes, due 9/15/14                                  1,128,400
         1,417,000    Lyondell Chemical Co., 8.25%, company guaranteed notes, due 9/15/16#                                 1,502,020
         1,425,000    Nova Chemicals Corp., 6.50%, senior notes, due 1/15/12                                               1,364,438
                                                                                                                          11,664,053
Chemicals - Other - 0.3%
         1,885,000    Innophos, Inc., 8.875%, company guaranteed note, due 8/15/14 ***                                     1,946,263
Chemicals - Plastics - 0.2%
         1,443,000    Polyone Corp., 10.625%, company guaranteed notes, due 5/15/10#                                       1,533,188
Chemicals - Specialty - 0.4%
         1,144,000    MacDermid, Inc., 9.125%, company guaranteed notes, due 7/15/11                                       1,198,340
         1,261,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                         1,286,220
                                                                                                                           2,484,560
Commercial Services - Finance - 0.3%
         1,779,000    Ipayment, Inc., 9.75%, company guaranteed notes, due 5/15/14                                         1,832,370
Computer Services - 0.7%
           600,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              631,500
         3,601,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15#                           3,871,075
                                                                                                                           4,502,575
Computers - Memory Devices - 1.4%
         2,525,000    EMC Corp., convertible, 1.75% (144A)                                                                 2,685,969
         1,775,000    Maxtor Corp., convertible, 2.375%                                                                    2,928,750
         1,330,000    Seagate Technology HDD Holdings, 6.375%, company guaranteed notes, due 10/1/11                       1,326,675
         2,050,000    Seagate Technology HDD Holdings, 6.80%, company guaranteed notes, due 10/1/16                        2,044,875
                                                                                                                           8,986,269
Consumer Products - Miscellaneous - 1.3%
         1,235,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                  1,210,300
         2,350,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12#                                           2,488,063
         4,800,000    Visant Holding Corp.,8.75%, senior notes, due 12/1/13                                                5,040,000
                                                                                                                           8,738,363
Containers - Metal and Glass - 1.3%
         1,425,000    GREIF, Inc., 6.75%, senior notes, due 2/1/2017 (144A)                                                1,425,000
         2,840,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  2,903,900
           820,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13#                    854,850
         1,350,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14#                  1,329,750
         1,945,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                               1,949,863
                                                                                                                           8,463,363
Containers - Paper and Plastic - 1.5%
         1,795,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12#                                 1,821,925
         3,935,000    Graham Packaging Co., 9.875%, subordinated notes, due 10/15/14#                                      4,053,050
         3,739,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14#                        3,570,745
                                                                                                                           9,445,720
Cosmetics and Toiletries - 0.2%
         1,275,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14#                                         1,259,063
Direct Marketing - 0.6%
         3,605,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15**                               3,875,375
Distribution/Wholesale - 0.3%
         2,199,000    Nebraska Book Company, Inc., 8.625%, senior subordinated notes, due 3/15/12                          2,171,513
Diversified Operations - 0.5%
         1,037,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A) ss.          954,040
         1,049,000    Kansas City Southern, 7.50% company guaranteed notes, due 6/15/09                                    1,063,424
         1,572,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14#                          1,513,050
                                                                                                                           3,530,514
Diversified Operations - Commercial Services - 0.6%
         1,175,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                1,202,906
         2,575,000    Aramark Corp., 8.86%, senior notes, due 2/1/15 (144A) ***                                            2,626,500
                                                                                                                           3,829,406
Educational Software - 0.2%
         1,200,000    Riverdeep Interactive Learning, 0%, bank loan, due 12/20/13 ***                                      1,211,100
Electric - Generation - 1.6%
         2,360,000    AES Corp., 8.875%, senior notes, due 2/15/11                                                         2,525,200
         2,800,000    Edison Mission Energy, 7.73%, senior notes, due 6/15/09                                              2,883,999
         1,265,000    Edison Mission Energy, 7.75%, senior unsecured notes, due 6/15/16                                    1,337,738
         1,983,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13                                              2,126,768
         1,369,689    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A) ***                            1,371,947
                                                                                                                          10,245,652
Electric - Integrated - 2.4%
         1,166,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                       1,237,418
         1,132,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)               1,233,880
         2,273,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09#                                                  2,329,824
         1,055,000    CMS Energy Corp., 6.875%, senior unsecured notes, due 12/15/15#                                      1,086,650
         4,294,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                     4,707,297
           774,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                      770,141
         1,569,000    TXU Corp., 5.55%, senior notes, due 11/15/14#                                                        1,476,757
         2,921,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                         2,704,974
                                                                                                                          15,546,941
Electronic Components - Miscellaneous - 0.4%
           500,000    NXP BV, 7.875%, secured notes, due 10/15/14 (144A) ss.                                                 516,250
         1,744,000    NXP BV, 9.50%, senior notes, due 10/15/15 (144A) ss.                                                 1,802,860
                                                                                                                           2,319,110
Electronic Components - Semiconductors - 1.8%
           883,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13#                                            832,228
         1,200,000    Freescale Semiconductor, Inc., 7.36938%, bank loan, due 11/29/13 ***                                 1,207,500
         1,200,000    Freescale Semiconductor, Inc., 8.875%, senior notes, due 12/15/14 (144A)                             1,194,000
         1,250,000    Freescale Semiconductor, Inc., 9.24440%, senior notes, due 12/15/14 (144A) ***                       1,243,750
         1,225,000    Freescale Semiconductor, Inc., 10.125%, senior subordinated notes, due 12/15/16 (144A)#              1,218,875
           700,000    Spansion LLC, 8.37531%, bank loan, due 11/1/12 ***                                                     702,919
         3,601,000    Spansion LLC, 11.25%, senior notes, due 1/15/16 (144A) ss.                                           3,790,052
         1,797,000    Spansion LLC, 2.25%, senior subordinate notes, due 6/15/16 (144A)                                    1,711,643
                                                                                                                          11,900,967
Finance - Auto Loans - 4.6%
         4,265,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                    4,262,633
         3,241,000    Ford Motor Credit Co., 7.375%, notes, due 10/28/09                                                   3,261,535
         1,188,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)#                            1,267,241
         4,309,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 ***                                                 4,671,571
         1,400,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13#                                                     1,335,536
         1,261,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07#                                           1,261,525
         1,261,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                     1,253,896
         4,738,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                           4,921,222
         1,804,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11#                                           1,855,750
         1,425,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14#                                          1,445,821
         4,502,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31#                                          5,067,491
                                                                                                                          30,604,221
Finance - Investment Bankers/Brokers - 0.2%
         1,085,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14#                          1,198,925
Food - Diversified - 1.4%
         2,602,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                        2,553,213
         1,066,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09 #,***                                      1,066,000
         5,581,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13 #,***                                        5,497,285
                                                                                                                           9,116,498
Food - Meat Products - 0.5%
         1,333,000    National Beef Packing Company LLC, 10.50%, senior notes, due 8/1/11 ***                              1,406,315
         1,495,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                   1,543,588
                                                                                                                           2,949,903
Food - Wholesale/Distribution - 0.4%
         2,705,000    Supervalu, Inc., 7.50%, senior notes, due 11/15/14                                                   2,818,499
Gambling - Non-Hotel - 1.4%
         2,521,000    Jacobs Entertainment, Inc., 9.75%, company guaranteed notes, due 6/15/14                             2,609,235
         1,399,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                        1,453,211
         2,168,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                          2,219,490
           696,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                    763,860
         2,048,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                 2,186,240
                                                                                                                           9,232,036
Housewares - 0.2%
         1,445,000    Libbey Glass, Inc., 12.34813%, senior notes, due 6/1/11 (144A) *** , ss.                             1,560,600
Independent Power Producer - 1.8%
         1,700,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                        1,699,686
           857,192    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13 ***                                                  864,607
           221,929    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13 ***                                                  223,525
         5,413,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                       5,419,765
           450,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                                472,500
         3,009,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14                                             2,963,865
                                                                                                                          11,643,948
Medical - Hospitals - 2.8%
         1,550,000    HCA, Inc., 8.11375%, bank loan, due 11/18/13 ***                                                     1,564,648
         7,470,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 7,936,874
         7,818,000    Tenet Healthcare Corp., 9.25%, senior notes, due 2/1/15 #,***                                        7,798,455
         1,050,000    Triad Hospitals, Inc., 7.00%, senior notes, due 5/15/2012                                            1,076,250
                                                                                                                          18,376,227
Medical - Outpatient and Home Medical Care - 0.5%
         1,149,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16#                                      1,255,282
               739    National Mentor Holdings, Inc., 7.87%, bank loan, due 6/29/13 ***                                          741
           646,079    National Mentor Holdings, Inc., 7.87%, bank loan, due 6/29/13 ***                                      648,502
           333,062    National Mentor Holdings, Inc., 7.86%, bank loan, due 6/29/13 ***                                      334,311
            59,158    National Mentor Holdings, Inc., 5.32%, bank loan, due 6/29/13 ***                                       59,232
           769,000    National Mentor Holdings, Inc., 11.25%, senior subordinated notes, due 7/1/14 (144A)                   832,443
                                                                                                                           3,130,511
Metal - Aluminum - 0.4%
         2,753,000    Novelis, Inc., 7.25%, company guaranteed notes, due 2/15/15                                          2,821,825
Metal Products - Fasteners - 0.6%
         3,560,000    FastenTech, Inc., 12.50%, company guaranteed notes, due 5/1/11 #,***                                 3,773,600
Miscellaneous Manufacturing - 0.4%
         2,460,000    Nutro Products, Inc., 10.75%, senior subordinated notes, due 4/15/14 (144A)                          2,693,700
Multimedia - 0.3%
         1,949,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                      2,068,376
Music - 0.4%
         2,940,000    Steinway Musical Instruments, Inc., 7.00%. senior notes, due 3/1/14 (144A) ss.                       2,895,900
Non-Hazardous Waste Disposal - 0.8%
         1,761,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11#                                   1,741,189
         1,135,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                     1,169,050
         2,067,000    Allied Waste Industries, Inc., 7.25%, senior notes, due 3/15/15                                      2,069,584
           350,000    Allied Waste Industries, Inc., 9.25%, debentures, due 5/1/21                                           371,000
                                                                                                                           5,350,823
Office Automation and Equipment - 0.3%
         1,241,000    Xerox Corp., 6.875%, senior notes, due 8/15/11#                                                      1,287,537
           592,000    Xerox Corp., 6.40%, senior unsecured notes, due 3/15/16#                                               599,113
                                                                                                                           1,886,650
Office Supplies and Forms - 1.2%
         7,923,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     7,784,348
Oil - Field Services - 0.2%
           699,000    Hornbeck Offshore Services, Inc., 6.125%, senior notes, due 12/1/14                                    661,813
         1,055,000    Titan Petrochemicals Group, Ltd., 8.50%, company guaranteed notes, due 3/18/12 (144A) ss.              888,838
                                                                                                                           1,550,651
Oil Companies - Exploration and Production - 2.6%
         1,075,000    Chaparral Energy, Inc., 8.875%, senior notes, due 2/1/17 (144A)                                      1,072,313
         2,526,000    Chesapeake Energy Corp., 6.50%, company guaranteed notes, due 8/15/17                                2,412,330
         2,885,000    Encore Acquisition Co., 6.25%, senior subordinated notes, due 4/15/14#                               2,675,837
         2,457,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                   2,512,283
           700,000    Hilcorp Energy I, 9.00%, senior notes, due 6/1/16 (144A)#                                              742,000
           674,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                            706,858
         2,525,000    Petrohawk Energy Corp., 9.125%, company guaranteed note, due 7/15/13                                 2,613,374
         3,604,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                            3,504,889
           700,000    Swift Energy Co., 9.375%, senior subordinated notes, due 5/1/12#                                       735,000
                                                                                                                          16,974,884
Oil Companies - Integrated - 0.8%
         2,490,000    El Paso Corp., 6.50%, senior notes, due 6/1/08                                                       2,502,450
         1,703,000    El Paso Corp., 6.375%, senior notes, due 2/1/09#                                                     1,713,644
         1,138,000    El Paso Corp., 9.6255, senior notes, due 5/15/12                                                     1,288,785
                                                                                                                           5,504,879
Oil Field Machinery and Equipment - 0.2%
         1,205,000    Dresser-Rand Group, Inc., 7.625%, company guaranteed notes, due 11/1/14 ***                          1,208,013
Paper and Related Products - 2.1%
         3,959,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14#                                   3,860,024
           167,576    Georgia Pacific Corporation, Inc., 7.36375%, bank loan, due 12/20/12 ***                               169,017
           187,235    Georgia Pacific Corporation, Inc., 7.36375%, bank loan, due 12/20/12 ***                               188,846
         1,497,884    Georgia Pacific Corporation, Inc., 7.35313%, bank loan, due 12/20/12 ***                             1,510,766
            93,618    Georgia Pacific Corporation, Inc., 7.345%, bank loan, due 12/20/12 ***                                  94,423
         1,400,000    Georgia-Pacific Corp., 7.125%, company guaranteed notes, due 1/15/17 (144A)                          1,393,000
         2,651,000    NewPage Corp., 12.00%, senior subordinated notes, due 5/1/13#                                        2,889,589
           699,000    Rock-Tenn Co., 8.20%, senior notes, due 8/15/11                                                        740,066
         1,803,000    Rock-Tenn Co., 5.625%, bonds, due 3/15/13                                                            1,685,805
           681,000    Verso Paper Holdings LLC, 9.12125%, secured notes, due 8/1/14 (144A) #,***                             698,025
           525,000    Verso Paper Holdings LLC, 11.375%, senior subordinated notes, due 8/1/16 (144A)                        556,500
                                                                                                                          13,786,061
Photo Equipment and Supplies - 0.3%
           302,363    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  303,025
           306,955    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  307,627
            69,964    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                   70,118
           688,386    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12 ***                                                  689,894
           348,183    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                     348,945
                                                                                                                           1,719,609
Physical Therapy and Rehabilitation Centers - 1.7%
         2,130,000    Affinion Group, 0%, bank loan, due 10/17/12 ***                                                      2,135,325
         1,770,000    HEALTHSOUTH Corp., 11.35438%, senior notes, due 6/15/14 (144A) #,***                                 1,944,788
         6,301,000    HEALTHSOUTH Corp., 10.75%, senior notes, due 6/15/16 (144A)#                                         6,923,223
                                                                                                                          11,003,336
Pipelines - 1.6%
         1,087,000    ANR Pipeline Co., 8.875%, notes, due 3/15/10                                                         1,138,202
         1,059,000    Dynegy Holdings, Inc., 6.875%, senior notes, due 4/1/11                                              1,059,000
         1,259,000    El Paso Corp., 7.625%, senior notes, due 9/1/08#                                                     1,287,328
         1,039,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                      1,064,975
         1,037,000    El Paso Natural Gas Co., 7.625%, senior notes, due 8/1/10                                            1,078,480
         2,331,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15#                             2,196,967
         1,523,000    Southern Natural Gas Co., 8.875%, unsubordinated notes, due 3/15/10#                                 1,595,557
         1,082,000    Utilicorp Canada Finance Corp., 7.75%, company guaranteed notes, due 6/15/11#                        1,146,208
                                                                                                                          10,566,717
Poultry - 0.4%
         2,775,000    Pilgrims Pride, corp., 8.375%, senior subordinated notes, due 5/1/2017#                              2,733,375
Private Corrections - 0.3%
         1,297,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11#                                 1,331,046
           675,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13#                      664,875
                                                                                                                           1,995,921
Publishing - Newspapers - 0.6%
         3,959,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A) ss.                             3,998,590
Publishing - Periodicals - 2.0%
           675,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11#                                         695,250
         1,229,000    CBD Media, Inc.,  9.25%, senior notes, due 7/15/12#                                                  1,278,160
         3,952,000    Dex Media, Inc., 8.00%, notes, due 11/15/13**,#                                                      4,119,959
         1,800,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)                         1,885,500
         1,805,000    PRIMEDIA, Inc., 10.74875%, senior notes, due 5/15/10 #,***                                           1,874,944
         2,881,000    PRIMEDIA, Inc., 8.875% company guaranteed notes, due 5/15/11#                                        2,938,620
                                                                                                                          12,792,433
Racetracks - 0.2%
         1,048,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                             1,010,010
Real Estate Operating/Development - 0.2%
         1,415,000    Kimball Hill, Inc., 10.50%, company guaranteed notes, due 12/15/12                                   1,390,238
REIT - Health Care - 0.3%
         1,949,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                   2,114,665
REIT - Hotels - 0.3%
         2,242,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                    2,188,753
Rental Auto/Equipment - 0.4%
         2,704,000    Hertz Corp., 8.875%, company guaranteed notes, due 1/1/14                                            2,873,000
Retail - Building Products - 0.1%
           700,000    The Home Depot, Inc., 5.875%, senior unsecured notes, due 12/16/36                                     682,170
Retail - Computer Equipment - 0.3%
           225,000    GameStop Corp., 9.235%, company guaranteed notes, due 10/1/11 ***                                      233,438
         1,799,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12#                                        1,902,442
                                                                                                                           2,135,880
Retail - Drug Store - 0.3%
         1,802,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                         1,795,243
Retail - Miscellaneous/Diversified - 0.5%
         1,085,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                     1,202,994
         1,250,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                            1,243,750
           725,000    Harry & David Operations Corp., 10.36938%, company guaranteed notes, due 3/1/12 ***                    732,250
                                                                                                                           3,178,994
Retail - Propane Distribution - 0.8%
           696,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15#                                    689,040
         2,192,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                           2,224,880
         2,114,000    Ferrellgas Partners L.P., 6.75% senior notes, due 5/1/14                                             2,034,725
                                                                                                                           4,948,645
Retail - Restaurants - 0.7%
         3,040,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12                                          2,933,600
           699,000    The Restaurant Co., 10.00%, senior unsecured notes, due 10/1/13#                                       671,040
           929,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11                                            877,905
                                                                                                                           4,482,545
Rubber - Tires - 1.9%
         1,275,000    Goodyear Tire & Rubber Co., 9.14%, senior notes, due 12/1/09 (144A) #,***                            1,284,563
           800,000    Goodyear Tire & Rubber Co., 8.625%, senior notes, due 12/1/11 (144A)                                   842,000
         1,894,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                1,894,000
         7,566,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15                                          8,152,364
                                                                                                                          12,172,927
Satellite Telecommunications - 2.0%
         2,525,000    Inmarsat Finance PLC, 7.625%, company guaranteed notes, due 6/30/12                                  2,607,062
           721,000    INTELSAT Bermuda, Ltd., 8.25%, senior notes, due 1/15/13 ***                                           746,235
         1,925,000    INTELSAT Bermuda, 0%, bank loan, due 2/1/14 ***                                                      1,938,243
           675,000    Intelsat Corp., 9.00%, company guaranteed notes, due 8/15/14#                                          727,313
           350,000    Intelsat Corp., 9.00%, company guaranteed notes, due 6/15/16 (144A)                                    381,063
         1,415,000    INTELSAT Subsidiary Holding Company, Ltd., 10.25188% company guaranteed notes, due 1/15/12#,***      1,429,150
         3,941,000    INTELSAT Subsidiary Holding Company, Ltd., 6.50%, notes, due 11/1/13                                 3,497,637
         1,414,000    INTELSAT Subsidiary Holding Company, Ltd., 8.625% company guaranteed notes, due 1/15/15 #,***        1,504,143
           350,000    INTELSAT Subsidiary Holding Company, Ltd., 9.25%, company guaranteed notes, due 6/15/16 (144A)         384,125
                                                                                                                          13,214,971
Schools - 0.5%
           501,393    Education Management LLC, 7.875%, bank loan, due 6/1/13 ***                                            505,655
         2,705,000    Education Management, LLC, 8.75%, company guaranteed notes, due 6/1/2014                             2,840,250
                                                                                                                           3,345,905
Semiconductor Equipment - 0.4%
         2,520,000    Sensata Technologies B.V., 8.25%, senior notes, due 5/1/14 (144A) ***                                2,475,900
Special Purpose Entity - 1.7%
         1,186,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                          1,368,348
           354,901    CCM Merger, Inc., 7.37%, bank loan, due 4/25/12 ***                                                    355,899
         1,321,652    CCM Merger, Inc., 7.36375%, bank loan, due 4/25/12 ***                                               1,325,366
           141,961    CCM Merger, Inc., 7.35%, bank loan, due 4/25/12 ***                                                    142,359
         4,142,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)#                                                   4,116,112
         2,875,000    Dow Jones & Co, Inc.,7.125%, pass through certificates, due 12/29/11 (144A)                          2,907,344
           658,362    Vanguard Health Holding Company II LLC, 7.61375%, bank loan, due 9/23/11 ***                           661,246
                                                                                                                          10,876,674
Specified Purpose Acquisition Company - 0.2%
         1,132,750    Solar Capital Corp., 0%, bank loan, due 1/5/13 ***                                                   1,142,469
Telecommunication Services - 0.4%
         1,713,000    Eschelon Operating Co., 8.375%, secured notes, due 3/15/10#                                          1,648,763
           675,000    Qwest Corp., 5.625%, notes, due 11/15/08#                                                              675,000
                                                                                                                           2,323,763
Telephone - Integrated - 2.4%
         2,874,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14#                               2,945,850
         1,075,000    Hawaiian Telecom Communications, 0%, bank loan, due 10/31/12 ***                                     1,075,172
         1,425,000    Level 3 Communications, 11.50%, senior notes, due 3/1/10                                             1,535,438
           700,000    NTL Cable PLC, 9.125%, senior notes, due 8/15/16                                                       740,250
         1,243,000    Qwest Communications International, Inc., 7.50%, company guaranteed notes, due 2/15/14               1,283,398
         2,855,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                        3,033,437
         4,435,000    Qwest Corp., 8.875%, notes, due 3/15/12 #,***                                                        4,922,849
                                                                                                                          15,536,394
Theaters - 0.4%
         1,425,000    AMC Entertainment, Inc., 8.00%, senior subordinated notes, due 3/1/14**                              1,430,344
           833,000    AMC Entertainment, Inc., 11.00%, company guaranteed notes, due 2/1/16#                                 941,290
                                                                                                                           2,371,634
Transactional Software - 0.1%
           358,000    Open Solutions, Inc., 9.75%, senior subordinated notes, due 2/1/15 (144A)                              365,160
Transportation - Marine - 0.8%
           452,000    H-Lines Finance Holding Corp., 0%, senior discount notes, due 4/1/13 ***                               419,230
         2,963,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12                                      3,118,558
         1,398,000    Ship Finance International, Ltd., 8.50%, senior notes, due 12/15/13#                                 1,408,485
                                                                                                                           4,946,273
Transportation - Railroad - 0.4%
         1,149,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%, senior notes, due 5/1/12            1,226,557
           350,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 12.50%, senior notes, due 6/15/12             378,000
           825,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 7.625%, senior notes, due 12/1/13
(144A) 827,063
                                                                                                                           2,431,620
Travel Services - 0.3%
         1,425,000    Travelport, Inc., 11.875%, senior subordinated notes, due 9/1/16 (144A)                              1,535,438
           700,000    Worldspan L.P., 0%, bank loan, due 12/7/14 ***                                                         706,566
                                                                                                                           2,242,004
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $502,030,247)                                                                                514,477,704
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Containers - Metal and Glass - 0.0%
             3,845    Owens-Illinois, Inc., convertible, 4.75%                                                               148,033
Non-Hazardous Waste Disposal - 0.1%
             2,055    Allied Waste Industries, Inc., convertible, 6.25%                                                      706,149
Oil Companies - Exploration and Production - 0.5%
            21,400    Chesapeake Energy Corp., convertible, 5.00%                                                          2,811,425
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,550,046)                                                                                    3,665,607
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
Casino Services - 0.1%
           166,722    Progressive Gaming Corp. - expires 08/15/08 ##, ss. (cost $167)                                        647,165
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.5%
        23,113,594    Janus Institutional Cash Reserves Fund, 5.30%                                                       23,113,594
        12,555,142    Janus Money Market Fund, 5.25%                                                                      12,555,142
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $35,668,736)                                                                                    35,668,736
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.5%
        93,721,103    State Street Navigator Securities Lending Prime Portfolio+ (cost $93,721,103)                       93,721,103
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $634,970,299) - 100%                                                                    $  648,180,315
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $ 11,558,299              1.7%
Canada                                              10,418,936              1.6%
Mexico                                               1,604,557              0.3%
Netherlands                                          4,795,010              0.8%
United Kingdom                                       5,908,625              0.9%
United States++                                    613,894,888             94.7%
--------------------------------------------------------------------------------
Total                                             $648,180,315            100.0%
                                                  ============            =====

++ Includes Short-Term Securities and Other Securities(74.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

## Schedule of Fair Valued Securities
as of January 31, 2007

--------------------------------------------------------------------------------
                                                              Value as a % of
Janus High-Yield Fund                             Value    Investment Securities
--------------------------------------------------------------------------------
Progressive Gaming Corp. - expires 08/15/08     $ 647,165                   0.1%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a %
                                                                        Acquisition       Acquisition                  of Investment
                                                                            Date             Cost           Value        Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Block Communications, Inc., 8.25%
  senior notes, due 12/15/15 (144A)                                 12/13/05 - 12/19/06     $ 3,911,902    $ 3,998,590          0.6%
Covalence Specialty Materials Corp., 10.25%
  senior subordinated notes, due 3/1/16 (144A)                       5/10/06 - 6/28/06        1,020,985        954,040          0.2%
Libbey Glass, Inc., 12.43563%
  senior notes, due 6/1/11 (144A)                                    6/9/06 - 12/19/06        1,422,050      1,560,600          0.2%
NXP BV, 7.875%
  secured notes, due 10/15/14 (144A)                                      10/5/06               500,000        516,520          0.1%
NXP BV, 9.50%
  senior notes, due 10/15/15 (144A)                                  10/5/06 - 11/9/06        1,762,125      1,802,860          0.3%
Progressive Gaming Corp. - expires 08/15/08 oo                            9/26/03                   167        647,165          0.1%
Spansion LLC, 11.25%
  senior notes, due 1/15/16 (144A)                                   6/6/06 - 12/19/06        3,670,625      3,790,052          0.6%
Steinway Musical Instruments, Inc., 7.00%
  senior notes, due 3/1/14 (144A)                                    9/13/06 - 12/19/06       2,893,250      2,895,900          0.4%
Titan Petrochemicals Group, Ltd., 8.50%
  company guaranteed notes, due 3/18/12 (144A)                       3/10/05 - 11/1/06        1,047,575        888,838          0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 16,228,679   $ 17,054,565          2.6%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                             $ 5,111,438

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Janus Institutional Cash Reserves Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 12.7%
$       10,000,000    ABN Amro Bank N.V., Chicago, 5.35%, 12/11/07                                                    $   10,000,000
        10,000,000    Deutsche Bank Securities, Inc., 5.38%, 12/12/07                                                     10,000,000
        15,000,000    Mitsubishi Trust and Bank, 5.34%, 4/24/07                                                           15,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.00%, 2/5/07                                                 10,000,000
        20,000,000    Natexis Banques Populaires, New York, 5.13%, 2/27/07                                                20,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.40%, 1/14/08                                                10,000,000
        20,000,000    Norinchunkin Bank, New York, 5.44%, 2/16/07                                                         20,000,000
        10,000,000    Norinchunkin Bank, New York, 5.355%, 6/12/07                                                        10,000,000
        18,000,000    Norinchunkin Bank, New York, 5.37%, 7/17/07                                                         18,000,000
        10,000,000    Shinkin Central Bank, 5.345%, 4/18/07                                                               10,000,000
        10,000,000    Shinkin Central Bank, 5.34%, 4/30/07                                                                10,000,000
        10,000,000    Shinkin Central Bank, 5.37%, 7/20/07                                                                10,000,000
        20,000,000    Skandinaviska Enskilda Bank, New York, 5.27%, 4/11/07                                               20,000,184
        15,000,000    Societe Generale, New York, 5.45%, 6/4/07                                                           15,000,000
        15,000,000    Societe Generale, New York, 5.45%, 1/29/08                                                          15,000,000
        10,000,000    Stanfield Victoria LLC, 5.45%, 2/1/08 (144A)                                                        10,000,000
        28,000,000    Sumitomo Trust and Bank, 5.37%, 7/20/07                                                             28,000,000
        15,000,000    Toronto Dominion Bank, New York, 5.42%, 12/17/07                                                    15,000,000
        10,000,000    Unicredito Italiano Bank of Ireland, New York, 5.395%, 3/14/07                                      10,000,111
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $266,000,295)                                                                        266,000,295
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 18.0%
        25,000,000    Altius I Funding Corp., 5.29%, 3/14/07 (Section 4(2))                                               24,849,382
        10,000,000    Altius I Funding Corp., 5.27%, 4/18/07 (Section 4(2))                                                9,888,744
        15,000,000    Altius I Funding Corp., 5.275, 4/10/07 (Section 4(2))                                               14,850,683
        10,000,000    Bavaria TRR Corp., 5.30%, 2/13/07 (Section 4(2))                                                     9,982,333
        29,000,000    Bavaria TRR Corp., 5.30%, 2/16/07 (Section 4(2))                                                    28,935,958
         9,115,000    Bavaria TRR Corp., 5.29%, 2/26/07 (Section 4(2))                                                     9,081,515
         9,000,000    Bavaria TRR Corp., 5.29% - 5.295%, 2/20/07 (Section 4(2))                                            8,974,849
        10,000,000    BTM Capital Corp., 5.27%, 3/27/07 (Section 4(2))                                                     9,920,950
        38,500,000    Check Point Charlie, Inc., 5.245% - 5.27%, 3/5/07 (Section 4(2))                                    38,319,950
        24,880,000    Davis Square Funding Corp., 5.275%, 4/3/07 (Section 4(2))                                           24,657,618
        10,577,000    Davis Square Funding III Corp., 5.28%, 3/28/07 (Section 4(2))                                       10,491,679
        20,000,000    Davis Square Funding III Corp., 5.27%, 4/16/07 (Section 4(2))                                       19,783,344
        10,000,000    Davis Square Funding IV Corp., 5.27%, 3/7/07 (Section 4(2))                                          9,950,228
        25,000,000    Davis Square Funding IV Corp., 5.27%, 4/10/07 (Section 4(2))                                        24,751,139
        10,000,000    Davis Square Funding IV Corp., 5.27%, 4/17/07 (Section 4(2))                                         9,890,208
        15,000,000    G Street Finance Corp., 5.28%, 3/28/07 (Section 4(2))                                               14,879,000
        20,000,000    G Street Finance Corp., 5.27%, 4/11/07 (Section 4(2))                                               19,797,983
        15,000,000    G Street Finance Corp., 5.27%, 4/19/07 (Section 4(2))                                               14,830,921
        15,000,000    Klio Funding Corp., 5.27%, 4/10/07 (144A)                                                           14,850,683
        20,000,000    La Fayette Asset Securitization LLC, 5.29%, 2/12/07 (Section 4(2))                                  19,967,672
        16,146,000    La Fayette Asset Securitization LLC, 5.30%, 2/21/07 (Section 4(2))                                  16,098,459
        11,000,000    Medical Building Funding IV LLC, 5.47%, 2/28/07                                                     10,954,873
        10,000,000    PB Finance (Delaware), Inc., 5.28%, 3/27/07                                                          9,920,800
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $375,628,971)                                                                               375,628,971
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 14.5%
        25,000,000    Ares VII CLO, Ltd., Class A-1A, 5.42531%, 5/8/15ss.                                                 25,000,000
         5,000,000    Banco Santander Totta SA, 5.32%, 7/16/11ss.                                                          5,000,250
        62,000,000    Bank of America Securities LLC (same day put), 5.38%, 2/1/07                                        62,000,000
         3,220,000    Cornerstone Funding Corp. I, Series 2003B, 5.39%, 2/26/23                                            3,220,000
        11,000,000    Cullinan Finance Corp., 5.30%, 2/15/08ss.                                                           10,997,754
        35,000,000    EMC Mortgage Corp. (same day put), 5.4325%, 5/8/26                                                  35,000,000
        45,000,000    Lehman Brothers, Inc. (90 day put), 5.4625%, 4/5/27 *                                               45,000,000
         3,075,000    Lone Tree Building Authority, 5.40%, 12/1/17                                                         3,075,000
         4,300,000    Lowell Family LLC, 5.36%, 4/1/30                                                                     4,300,000
         2,075,000    New Jersey Economic Development Authority Revenue, (Three Woodbury
                      Project), Series B, 5.66%, 5/1/31                                                                    2,075,000
         1,659,331    Park Place Securities Trust, 2004-MM1 AM5, 5.35%, 2/25/35ss.                                         1,659,331
         3,255,000    Public Building Authority of Irondale, AL, 5.32%, 10/2/35                                            3,255,000
        20,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 5.34%, 10/15/38 (144A)                    20,000,000
         5,220,000    Springfield, Tennessee, Health and Educational Facilities Revenue, Series A, 5.37%, 6/1/26           5,220,000
        25,000,000    Sumitomo Trust and Bank, 5.32%, 6/28/07                                                             25,000,000
         4,095,000    Tim-Bar Corp., Series 1998, 5.42%, 8/1/07                                                            4,095,000
        20,000,000    Union Hamilton Special, 5.36%, 6/15/07 (144A)                                                       20,000,000
        30,000,000    Union Hamilton Special, 5.365%, 6/21/07 (144A)                                                      30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $304,897,334)                                                                            304,897,334
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 40.0.%
        25,000,000    ABN Amro Bank N.V., New York Branch, 5.280%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $25,003,667
                       collateralized by $28,007,443
                       in U.S. Government Agencies
                       5.00% - 5.544%, 12/1/35 - 3/1/36
                       with a value of $25,500,000                                                                        25,000,000

        27,000,000    Bear Stearns & Company, Inc., 5.29%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $27,003,968
                       collateralized by $201,279,493
                       in U.S. Government Agencies
                       4% - 8%, 10/1/13 - 4/1/37
                       with a value of $27,540,017                                                                        27,000,000

        62,000,000    Cantor Fitzgerald & Co., 5.29%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $62,009,111
                       collateralized by $63,846,000
                       in U.S. Government Agencies
                       2.35% - 6.00%, 5/3/07 - 7/9/21
                       with a value of $63,241,046                                                                        62,000,000

        35,000,000    Citigroup Global Markets, Inc., 5.4625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $35,005,311
                       collateralized by $42,041,673
                       in U.S. Government Agencies
                       0.001% - 9/20/36 - 11/29/36
                       with a value of $41,919,140                                                                        35,000,000

        62,000,000     Credit Suisse Securities (USA) LLC, 5.3925% dated
                       1/31/07, maturing 2/1/07 to be purchased at $62,009,287
                       collateralized by $92,740,027 in Collateralized Mortgage
                       Obligations 0% - 5.889%, 9/29/31 - 4/8/41
                       with a value of $65,102,741                                                                        62,000,000

        25,000,000    Deutsche Bank Securities, Inc., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $25,003,759
                       collateralized by $45,911,439
                       in U.S. Government Agencies
                       4.00%, 2/25/10
                       with a value of $25,500,000                                                                        25,000,000

        30,000,000    Dresdner Kleinwort Wasserstein Securities LLC, 5.3625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $30,004,469
                       collateralized by $30,600,000
                       in Asset Backed Securities
                       5.91%, 10/20/09
                       with a value of $30,600,171                                                                        30,000,000

        58,000,000    Goldman Sachs & Co., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $58,008,720
                       collateralized by $58,927,531
                       in Certificates of Deposit
                       5.26%, 10/3/07
                       with a value of $59,160,000                                                                        58,000,000

        30,000,000    Greenwich Capital, 5.4625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $30,004,552
                       collateralized by $30,103,630
                       in U.S. Government Agencies
                       5.372%, 7/8/35
                       with a value of $33,378,062                                                                        30,000,000

       103,000,000     ING Financial Markets LLC, 5.29% dated 1/31/07, maturing
                       2/1/07 to be purchased at $103,015,135 collateralized by
                       $197,236,558 in U.S. Government Agencies 3.421% - 7.134%,
                       9/1/31 - 9/1/44
                       with a value of $105,060,695                                                                      103,000,000

        62,000,000    J.P. Morgan Securities, Inc., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $62,009,322
                       collateralized by $64,335,000
                       in Corporate Bonds
                       10.125% - 10.50%, 3/25/09 - 12/29/09
                       with a value of $65,103,813                                                                        62,000,000

        30,000,000    Lehman Brothers, Inc., 5.3225%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $30,004,435
                       collateralized by $30,448,500
                       in U.S. Government Agencies
                       5.00%, 2/1/36
                       with a value of $30,600,125                                                                        30,000,000

        62,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.4825%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $62,009,442
                       collateralized by $90,645,000
                       in Corporate Bonds
                       0% - 9.318%, 1/15/09 - 8/10/26
                       with a value of $65,101,055                                                                        62,000,000

        62,000,000    Morgan Stanley & Co., Inc., 5.3625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $62,009,235
                       collateralized by $1,917,115,281
                       in Collateralized Mortgage Obligations
                       0.096825% - 6.605%, 7/15/09 - 6/20/43
                       with a value of $63,348,098                                                                        62,000,000

        62,000,000    RBC Capital Markets Corp., 5.3825%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $62,009,270
                       collateralized by $63,566,734
                       in Commercial Paper
                       0%, 3/5/07
                       with a value of $63,240,001                                                                        62,000,000

        73,000,000     Societe Generale, New York, 5.29% dated 1/31/07, maturing
                       2/1/07 to be purchased at $73,010,727 collateralized by
                       $535,143,373 in U.S. Government Agencies 0% - 6.35%,
                       10/15/09 - 12/15/36
                       with a value of $74,460,000                                                                        73,000,000

        28,700,000    UBS Financial Services, Inc., 5.3225%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $28,704,243
                       collateralized by $83,437,590
                       in U.S. Government Agencies
                       0% - 10.5%, 1/1/18 - 11/15/36
                       with a value of $29,274,131                                                                        28,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $836,700,000)                                                                          836,700,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.9%
         4,407,756    Ford Credit Auto Owner Trust, Series 2006-B, A1, 5.4048%, 9/15/07 (144A)                             4,407,756
        20,000,000    K2 (USA) LLC, 5.53%, 8/15/07 (144A)                                                                 20,000,000
        15,000,000    Sedna Finance, Inc., 5.60%, 6/20/07 ss.                                                             15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $39,407,756)                                                                       39,407,756
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 6.9%
         1,680,000    A.E. Realty LLC, Series 2003, 5.32%, 10/1/23                                                         1,680,000
        16,045,000    Brooklyn Tabernacle, 5.37%, 4/1/24                                                                  16,045,000
         3,667,700    Campus Research Corp., 5.55%, 6/1/13                                                                 3,667,700
         1,700,000    Capel, Inc., 5.32%, 9/1/09                                                                           1,700,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC),
                      Series A, 5.37%, 7/1/35                                                                              4,350,000
         6,000,000    Colorado Natural Gas, Inc., Series 2004, 5.37%, 7/1/32                                               6,000,000
        12,923,000    Cornerstone Funding Corp. I, Series 2003J, 5.39%, 1/1/29                                            12,923,000
         9,559,000    Cornerstone Funding Corp. I, Series 2004D, 5.49%, 1/1/25                                             9,559,000
         5,165,000    Courtesy Realty LLC, Series 2002, 5.37%, 12/1/17                                                     5,165,000
         7,765,000    Crozer-Keystone Health Systems, 5.38%, 12/15/21                                                      7,765,000
        17,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                      Series A, 5.37%, 5/1/39                                                                             17,100,000
         4,840,000    H.C. Equities L.P., 5.32%, 12/1/23                                                                   4,840,000
         3,550,000    J.D. Parks and Lissa Parks, Series 2002, 5.37%, 6/1/22                                               3,550,000
         7,200,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development
                      Authority Revenue, (Industrial Park Project), 5.35%, 12/1/20                                         7,200,000
         9,875,000    Mississippi Business Finance Corp., 5.35%, 12/1/22                                                   9,875,000
         9,130,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick
                      Co.), Series A, 5.42%, 9/1/14                                                                        9,130,000
         3,965,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project),
                      Series 2002,5.38%, 9/1/27                                                                            3,965,000
         7,490,000    Orthopedic Institute of Ohio, 5.42%, 12/1/11                                                         7,490,000
         5,600,000    Tennessee Aluminum Processors, Inc., 5.33%, 5/1/14                                                   5,600,000
         3,777,000    TOG Properties LLC, 5.35%, 9/1/18                                                                    3,777,000
         2,065,000    Washington, Missouri Industrial Development Authority Industrial Revenue
                      (Pauwels Project), 5.70%, 12/1/19 (cost $2,065,000)                                                  2,065,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $143,446,700)                                                             143,446,700
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.0%
        40,000,000    BNP Paribas, 5.28%, 2/1/07                                                                          40,000,000
        62,000,000    Calyon, New York, 5.29%, 2/1/07                                                                     62,000,000
        23,200,000    Dexia Bank, New York, 5.33%, 2/1/07                                                                 23,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $125,200,000)                                                                                  125,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,091,281,056) - 100%                                                                  $2,091,281,056
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                       Value as a %
                                                                          Acquisition    Acquisition                   of Investment
                                                                             Date           Cost            Value       Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO, Ltd., Class A-1A
  5.4253%, 5/8/15 (144A)                                                    4/23/03      $ 25,000,000    $ 25,000,000           1.2%
Banco Santander Totta SA
  5.32%, 7/16/11 (144A)                                                     6/15/06         5,000,250       5,000,249           0.2%
Cullinan Finance Corp.
  5.30%, 2/15/08 (144A)                                                     1/16/07        10,997,659      10,997,754           0.5%
Park Place Securities Trust, 2004-MM1 AM5
  5.35%, 2/25/35 (144A)                                                    11/22/06         1,659,331       1,659,331           0.1%
Sedna Finance, Inc.
  5.60%, 6/20/07 (144A)                                                     6/15/06        15,000,000      15,000,000           0.7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         $ 57,657,240    $ 57,657,334           2.7%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus INTECH Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.9%
Advertising Agencies - 0.5%
            26,600    Omnicom Group, Inc.                                                                             $    2,798,320
Aerospace and Defense - 4.0%
            54,500    Boeing Co.                                                                                           4,881,020
            58,600    General Dynamics Corp.                                                                               4,579,590
            67,900    Lockheed Martin Corp.                                                                                6,599,201
            17,000    Northrop Grumman Corp.                                                                               1,205,980
            64,800    Raytheon Co.                                                                                         3,363,120
            21,400    Rockwell Collins, Inc.                                                                               1,459,694
                                                                                                                          22,088,605
Aerospace and Defense - Equipment - 0.1%
             6,900    United Technologies Corp.                                                                              469,338
Agricultural Chemicals - 0.3%
            26,500    Monsanto Co.                                                                                         1,459,885
Agricultural Operations - 1.4%
           238,300    Archer-Daniels-Midland Co.                                                                           7,625,600
Airlines - 0%
            12,700    Southwest Airlines Co.                                                                                 191,770
Apparel Manufacturers - 0.7%
            12,600    Jones Apparel Group, Inc.                                                                              430,416
             8,800    Liz Claiborne, Inc.                                                                                    390,720
            38,700    V. F. Corp.                                                                                          2,936,169
                                                                                                                           3,757,305
Appliances - 0%
               716    Whirlpool Corp.                                                                                         65,464
Applications Software - 0.5%
             3,100    Citrix Systems, Inc.*                                                                                   98,177
            76,100    Intuit, Inc.*                                                                                        2,393,345
                                                                                                                           2,491,522
Athletic Footwear - 0%
             1,200    NIKE, Inc. - Class B                                                                                   118,572
Automotive - Cars and Light Trucks - 0.4%
            71,900    General Motors Corp.#                                                                                2,361,196
Automotive - Medium and Heavy Duty Trucks - 0.3%
            24,700    PACCAR, Inc.                                                                                         1,651,689
Automotive - Truck Parts and Equipment - Original - 0.6%
            38,600    Johnson Controls, Inc.                                                                               3,568,956
Beverages - Non-Alcoholic - 1.3%
            14,300    Coca-Cola Co.                                                                                          684,684
             4,300    Coca-Cola Enterprises, Inc.                                                                             88,236
            39,200    Pepsi Bottling Group, Inc.                                                                           1,239,896
            81,000    PepsiCo, Inc.                                                                                        5,284,440
                                                                                                                           7,297,256
Beverages - Wine and Spirits - 0.2%
            11,700    Brown-Forman Corp. - Class B                                                                           767,403
             4,700    Constellation Brands, Inc. - Class A*                                                                  116,278
                                                                                                                             883,681
Brewery - 0.3%
            14,300    Anheuser-Busch Companies, Inc.                                                                         728,871
            12,100    Molson Coors Brewing Co. - Class B                                                                     977,680
                                                                                                                           1,706,551
Broadcast Services and Programming - 0.1%
            11,700    Clear Channel Communications, Inc.                                                                     424,944
Cable Television - 1.5%
           110,900    Comcast Corp. - Class A*                                                                             4,915,088
           147,000    DIRECTV Group, Inc.*                                                                                 3,585,330
                                                                                                                           8,500,418
Casino Services - 1.1%
           139,900    International Game Technology                                                                        6,080,054
Chemicals - Diversified - 0.2%
             2,600    E.I. du Pont de Nemours and Co.                                                                        128,856
            45,300    Hercules, Inc.                                                                                         888,333
                                                                                                                           1,017,189
Chemicals - Specialty - 0.8%
             4,100    Ashland, Inc.                                                                                          285,155
            76,500    Ecolab, Inc.                                                                                         3,358,350
            20,100    Sigma-Aldrich Corp.                                                                                    762,795
                                                                                                                           4,406,300
Coal - 0%
             3,600    Peabody Energy Corp.                                                                                   146,988
Coatings and Paint Products - 0.3%
            23,200    Sherwin-Williams Co.                                                                                 1,603,120
Commercial Banks - 1.0%
            15,300    BB&T Corp.                                                                                             646,578
            36,400    Compass Bancshares, Inc.                                                                             2,216,760
             7,500    M&T Bank Corp.                                                                                         909,825
            30,924    Regions Financial Corp.                                                                              1,121,304
             6,300    Zions Bancorporation                                                                                   534,366
                                                                                                                           5,428,833
Commercial Services - 0.2%
            51,400    Convergys Corp.*                                                                                     1,338,456
Commercial Services - Finance - 0.3%
            16,800    Moody's Corp.                                                                                        1,202,208
             9,300    Paychex, Inc.                                                                                          372,093
                                                                                                                           1,574,301
Computer Services - 0.4%
            22,900    Cognizant Technology Solutions Corp.*                                                                1,953,141
               300    Computer Sciences Corp.*                                                                                15,738
                                                                                                                           1,968,879
Computers - 1.1%
             9,700    Apple Inc.*                                                                                            831,581
           120,300    Hewlett-Packard Co.                                                                                  5,206,584
                                                                                                                           6,038,165
Computers - Integrated Systems - 0%
             4,700    NCR Corp.*                                                                                             222,733
Computers - Memory Devices - 0.2%
            33,900    Network Appliance, Inc.*                                                                             1,274,640
Computers - Peripheral Equipment - 0.4%
            33,500    Lexmark International Group, Inc. - Class A*                                                         2,111,505
Consumer Products - Miscellaneous - 0.4%
            23,200    Clorox Co.                                                                                           1,517,744
             7,100    Kimberly-Clark Corp.                                                                                   492,740
                                                                                                                           2,010,484
Containers - Paper and Plastic - 0.5%
            26,200    Bemis Company, Inc.                                                                                    888,442
            58,000    Pactiv Corp.*                                                                                        1,881,520
                                                                                                                           2,769,962
Cosmetics and Toiletries - 3.2%
            18,700    Avon Products, Inc.                                                                                    643,093
           105,100    Colgate-Palmolive Co.                                                                                7,178,330
             3,500    Estee Lauder Companies, Inc. - Class A                                                                 166,250
            28,400    International Flavors & Fragrances, Inc.                                                             1,376,832
           124,687    Procter & Gamble Co.                                                                                 8,088,446
                                                                                                                          17,452,951
Data Processing and Management - 0.5%
            40,500    Automatic Data Processing, Inc.                                                                      1,932,660
             3,200    Fidelity National Information Services, Inc.                                                           136,064
             5,100    First Data Corp.                                                                                       126,786
             5,400    Fiserv, Inc.*                                                                                          283,878
                                                                                                                           2,479,388
Disposable Medical Products - 0.3%
            19,000    C.R. Bard, Inc.                                                                                      1,567,880
Diversified Operations - 1.2%
            23,600    Cooper Industries, Ltd. - Class A                                                                    2,156,804
            11,200    Danaher Corp.                                                                                          829,472
             9,300    Dover Corp.                                                                                            461,280
            89,800    General Electric Co.                                                                                 3,237,290
             1,500    PPG Industries, Inc.                                                                                    99,435
               600    Textron, Inc.                                                                                           55,902
                                                                                                                           6,840,183
E-Commerce/Services - 0.1%
            17,400    IAC/InterActiveCorp*                                                                                   668,160
Electric - Generation - 0.8%
           207,600    AES Corp.*                                                                                           4,316,004
Electric - Integrated - 4.0%
            62,900    Allegheny Energy, Inc.*                                                                              2,926,108
             2,500    American Electric Power Company, Inc.                                                                  108,825
            72,400    CenterPoint Energy, Inc.#                                                                            1,249,624
             4,600    Constellation Energy Group, Inc.                                                                       333,730
             3,200    Dominion Resources, Inc.                                                                               265,472
             3,900    Duke Energy Corp.                                                                                       76,791
             1,600    Edison International                                                                                    71,968
            18,000    Entergy Corp.                                                                                        1,671,300
            23,200    Exelon Corp.                                                                                         1,391,768
            73,300    FirstEnergy Corp.                                                                                    4,348,889
            27,500    FPL Group, Inc.                                                                                      1,557,875
            84,100    PG&E Corp.                                                                                           3,925,788
            11,100    Pinnacle West Capital Corp.                                                                            541,569
             7,800    PPL Corp.                                                                                              277,680
             6,700    Public Service Enterprise Group, Inc.                                                                  449,101
            32,500    TXU Corp.                                                                                            1,757,600
            52,300    Xcel Energy, Inc.#                                                                                   1,220,159
                                                                                                                          22,174,247
Electric Products - Miscellaneous - 0.4%
            36,500    Emerson Electric Co.                                                                                 1,641,405
            23,600    Molex, Inc.#                                                                                           693,604
                                                                                                                           2,335,009
Electronic Components - Semiconductors - 0.8%
             1,300    Micron Technology, Inc.*                                                                                16,835
           116,000    NVIDIA Corp.*                                                                                        3,555,400
            35,200    QLogic Corp.*                                                                                          644,160
                                                                                                                           4,216,395
Engines - Internal Combustion - 0.3%
            14,100    Cummins, Inc.                                                                                        1,897,296
Enterprise Software/Services - 1.2%
            71,000    BMC Software, Inc.*                                                                                  2,441,690
           252,142    Oracle Corp.*                                                                                        4,326,757
                                                                                                                           6,768,447
Fiduciary Banks - 1.1%
            21,100    Bank of New York Company, Inc.                                                                         844,211
            65,700    Mellon Financial Corp.                                                                               2,808,018
            17,300    Northern Trust Corp.                                                                                 1,050,975
            21,700    State Street Corp.                                                                                   1,541,785
                                                                                                                           6,244,989
Finance - Investment Bankers/Brokers - 4.0%
            12,800    Bear Stearns Companies, Inc.                                                                         2,110,080
            60,500    Citigroup, Inc.                                                                                      3,335,365
            28,700    Goldman Sachs Group, Inc.                                                                            6,088,992
            68,000    JP Morgan Chase & Co.                                                                                3,463,240
            11,800    Lehman Brothers Holdings, Inc.                                                                         970,432
            34,700    Merrill Lynch & Company, Inc.                                                                        3,246,532
            34,500    Morgan Stanley Co.                                                                                   2,856,255
                                                                                                                          22,070,896
Finance - Mortgage Loan Banker - 0%
             1,700    Fannie Mae                                                                                              96,101
Finance - Other Services - 0.5%
             4,000    Chicago Mercantile Exchange Holdings, Inc.                                                           2,253,200
            13,700    Western Union Co.                                                                                      306,058
                                                                                                                           2,559,258
Financial Guarantee Insurance - 0.4%
            19,900    Ambac Financial Group, Inc.                                                                          1,753,190
             2,500    MBIA, Inc.                                                                                             179,575
                                                                                                                           1,932,765
Food - Diversified - 2.9%
            91,200    Campbell Soup Co.                                                                                    3,509,376
            88,400    ConAgra Foods, Inc.                                                                                  2,272,764
            48,700    General Mills, Inc.                                                                                  2,787,588
            89,700    H.J. Heinz Co.                                                                                       4,226,664
            24,500    Kellogg Co.                                                                                          1,207,115
            53,500    McCormick & Company, Inc.                                                                            2,088,640
                                                                                                                          16,092,147
Food - Meat Products - 0%
             7,100    Tyson Foods, Inc. - Class A                                                                            126,025
Food - Retail - 1.7%
           175,000    Kroger Co.                                                                                           4,480,000
           141,100    Safeway, Inc.                                                                                        5,083,833
                                                                                                                           9,563,833
Food - Wholesale/Distribution - 0.1%
            21,400    Sysco Corp.                                                                                            739,370
Gas - Distribution - 0.7%
            60,900    KeySpan Corp.                                                                                        2,484,720
             4,300    Nicor, Inc.                                                                                            195,650
             5,000    NiSource, Inc.                                                                                         119,000
            15,700    Peoples Energy Corp.                                                                                   683,735
             6,500    Sempra Energy Co.                                                                                      372,970
                                                                                                                           3,856,075
Health Care Cost Containment - 0.1%
             8,200    McKesson Corp.                                                                                         457,150
Home Decoration Products - 0.4%
            78,400    Newell Rubbermaid, Inc.#                                                                             2,315,936
Hotels and Motels - 0.6%
            50,500    Hilton Hotels Corp.                                                                                  1,787,195
            33,800    Marriott International, Inc. - Class A                                                               1,627,132
                                                                                                                           3,414,327
Industrial Gases - 0%
               200    Air Products and Chemicals, Inc.                                                                        14,932
Instruments - Controls - 0.9%
           104,900    Thermo Electron Corp.*,#                                                                             5,019,465
Instruments - Scientific - 0.5%
            78,000    Applera Corp. - Applied Biosystems Group                                                             2,711,280
             4,200    Waters Corp.*                                                                                          238,098
                                                                                                                           2,949,378
Insurance Brokers - 0.1%
            21,400    Aon Corp.                                                                                              767,404
Internet Security - 0.1%
            24,000    Symantec Corp.*                                                                                        425,040
Investment Management and Advisory Services - 0.7%
            25,700    Ameriprise Financial, Inc.                                                                           1,515,272
            11,900    Franklin Resources, Inc.                                                                             1,417,409
            22,000    T. Rowe Price Group, Inc.                                                                            1,055,780
                                                                                                                           3,988,461
Life and Health Insurance - 1.2%
             2,900    AFLAC, Inc.                                                                                            138,069
            21,630    Lincoln National Corp.                                                                               1,452,238
            41,900    Principal Financial Group, Inc.                                                                      2,581,459
             5,300    Prudential Financial, Inc.                                                                             472,389
            30,600    Torchmark Corp.                                                                                      1,988,694
                                                                                                                           6,632,849
Machinery - Construction and Mining - 0.2%
            16,500    Terex Corp.*                                                                                           938,685
Machinery - Farm - 0.2%
            12,700    Deere & Co.                                                                                          1,273,556
Medical - Biomedical and Genetic - 0.6%
            57,500    Celgene Corp.*                                                                                       3,086,600
Medical - Drugs - 2.5%
            10,700    Abbott Laboratories                                                                                    567,100
            20,400    Bristol-Myers Squibb Co.                                                                               587,316
             1,300    Eli Lilly and Co.                                                                                       70,356
            32,600    Forest Laboratories, Inc.*                                                                           1,829,186
           198,900    Merck & Company, Inc.                                                                                8,900,775
            10,600    Pfizer, Inc.                                                                                           278,144
             7,000    Schering-Plough Corp.                                                                                  175,000
            31,100    Wyeth                                                                                                1,536,651
                                                                                                                          13,944,528
Medical - Generic Drugs - 0%
               500    Mylan Laboratories, Inc.                                                                                11,070
Medical - HMO - 0.4%
            43,400    Humana, Inc.*                                                                                        2,408,700
Medical - Nursing Homes - 0.3%
            26,600    Manor Care, Inc.                                                                                     1,416,184
Medical - Wholesale Drug Distributors - 0.6%
            40,200    AmerisourceBergen Corp.                                                                              2,105,676
            15,200    Cardinal Health, Inc.                                                                                1,085,584
                                                                                                                           3,191,260
Medical Information Systems - 0.1%
            10,700    IMS Health, Inc.                                                                                       308,802
Medical Instruments - 0%
             1,600    Medtronic, Inc.                                                                                         85,520
Medical Labs and Testing Services - 0.9%
            48,900    Laboratory Corporation of America Holdings*,#                                                        3,591,216
            23,200    Quest Diagnostics, Inc.                                                                              1,217,536
                                                                                                                           4,808,752
Medical Products - 1.0%
            32,800    Baxter International, Inc.                                                                           1,628,848
            13,600    Becton, Dickinson and Co.                                                                            1,046,384
            38,900    Johnson & Johnson                                                                                    2,598,520
             1,800    Stryker Corp.                                                                                          111,492
                                                                                                                           5,385,244
Metal - Copper - 1.0%
            43,200    Phelps Dodge Corp.                                                                                   5,339,520
Motorcycle and Motor Scooter Manufacturing - 0.5%
            37,700    Harley-Davidson, Inc.                                                                                2,573,779
Multi-Line Insurance - 1.6%
               700    ACE, Ltd. (U.S. Shares)                                                                                 40,446
             7,100    Allstate Corp.                                                                                         427,136
             2,700    Cincinnati Financial Corp.                                                                             120,798
            14,800    Genworth Financial, Inc. - Class A                                                                     516,520
           163,500    Loews Corp.                                                                                          7,105,710
            13,500    MetLife, Inc.                                                                                          838,620
                                                                                                                           9,049,230
Multimedia - 2.3%
            38,500    McGraw-Hill Companies, Inc.                                                                          2,582,580
           236,600    News Corporation, Inc. - Class A                                                                     5,500,950
            31,000    Time Warner, Inc.                                                                                      677,970
           117,400    Walt Disney Co.                                                                                      4,128,958
                                                                                                                          12,890,458
Networking Products - 0.6%
           130,700    Cisco Systems, Inc.*                                                                                 3,475,313
Non-Hazardous Waste Disposal - 0.8%
            89,000    Allied Waste Industries, Inc.*                                                                       1,138,310
            86,000    Waste Management, Inc.                                                                               3,266,280
                                                                                                                           4,404,590
Oil - Field Services - 0.5%
             8,800    Baker Hughes, Inc.                                                                                     607,464
            33,200    Schlumberger, Ltd. (U.S. Shares)                                                                     2,107,868
                                                                                                                           2,715,332
Oil and Gas Drilling - 0.1%
             5,800    ENSCO International, Inc.                                                                              295,046
Oil Companies - Integrated - 1.8%
            12,233    Chevron Corp.                                                                                          891,541
            83,400    Exxon Mobil Corp.                                                                                    6,179,940
            30,611    Marathon Oil Corp.                                                                                   2,765,398
                                                                                                                           9,836,879
Optical Supplies - 0.7%
            33,000    Allergan, Inc.                                                                                       3,851,430
Pharmacy Services - 0.5%
             8,300    Caremark Rx, Inc.                                                                                      508,458
             1,300    Express Scripts, Inc. - Class A*                                                                        90,376
            33,917    Medco Health Solutions, Inc.*                                                                        2,008,226
                                                                                                                           2,607,060
Pipelines - 0.3%
            11,600    Kinder Morgan, Inc.#                                                                                 1,229,600
             1,800    Questar Corp.                                                                                          146,160
             6,450    Spectra Energy Corp.                                                                                   168,474
                                                                                                                           1,544,234
Power Converters and Power Supply Equipment - 0.3%
            52,400    American Power Conversion Corp.                                                                      1,610,776
Property and Casualty Insurance - 0.5%
            27,200    Chubb Corp.                                                                                          1,415,488
            11,500    Progressive Corp.                                                                                      266,685
             2,400    SAFECO Corp.                                                                                           153,624
            17,900    St. Paul Travelers Companies, Inc.                                                                     910,215
                                                                                                                           2,746,012
Real Estate Management/Services - 0.3%
            41,200    CB Richard Ellis Group, Inc.*                                                                        1,549,532
REIT - Apartments - 1.9%
            37,500    Apartment Investment & Management Co.- Class A                                                       2,348,625
            57,100    Archstone-Smith Trust, Inc.                                                                          3,609,291
             2,900    Avalonbay Communities, Inc.                                                                            430,244
            67,700    Equity Residential Properties Trust                                                                  3,810,156
                                                                                                                          10,198,316
REIT - Diversified - 0.7%
            30,100    Vornado Realty Trust                                                                                 3,682,735
REIT - Office Property - 1.7%
            38,500    Boston Properties, Inc.                                                                              4,854,465
            83,000    Equity Office Properties Trust                                                                       4,610,650
                                                                                                                           9,465,115
REIT - Regional Malls - 0.1%
             2,300    Simon Property Group, Inc.                                                                             263,097
REIT - Shopping Centers - 0.5%
            52,700    Kimco Realty Corp.                                                                                   2,613,920
REIT - Storage - 0.2%
            12,500    Public Storage, Inc.                                                                                 1,359,500
REIT - Warehouse and Industrial - 0.3%
            24,800    ProLogis                                                                                             1,612,000
Retail - Apparel and Shoe - 0.5%
            89,600    Limited, Inc.                                                                                        2,503,424
             2,500    Nordstrom, Inc.                                                                                        139,275
                                                                                                                           2,642,699
Retail - Auto Parts - 0.1%
             5,500    AutoZone, Inc.*                                                                                        690,965
Retail - Consumer Electronics - 0.1%
            14,600    Circuit City Stores, Inc.                                                                              297,986
Retail - Discount - 0.9%
            38,000    Big Lots, Inc.*                                                                                        985,340
            26,000    Costco Wholesale Corp.                                                                               1,460,680
            21,800    Family Dollar Stores, Inc.                                                                             706,320
            66,900    TJX Companies, Inc.                                                                                  1,978,233
                                                                                                                           5,130,573
Retail - Drug Store - 0.1%
             6,000    CVS Corp.                                                                                              201,900
             3,000    Walgreen Co.                                                                                           135,900
                                                                                                                             337,800
Retail - Major Department Stores - 1.4%
            58,800    J.C. Penney Company, Inc.                                                                            4,776,912
            16,900    Sears Holdings Corp.*                                                                                2,985,385
                                                                                                                           7,762,297
Retail - Office Supplies - 1.0%
           112,900    Office Depot, Inc.*                                                                                  4,221,331
            29,200    OfficeMax, Inc.                                                                                      1,410,068
                                                                                                                           5,631,399
Retail - Regional Department Stores - 1.2%
            20,500    Dillard's, Inc. - Class A                                                                              703,970
             7,080    Federated Department Stores, Inc.                                                                      293,749
            75,200    Kohl's Corp.*                                                                                        5,332,432
                                                                                                                           6,330,151
Retail - Restaurants - 1.3%
             3,400    Darden Restaurants, Inc.#                                                                              133,076
            55,500    McDonald's Corp.                                                                                     2,461,425
            78,000    Starbucks Corp.*                                                                                     2,725,320
            47,100    Wendy's International, Inc.                                                                          1,599,516
             5,900    Yum! Brands, Inc.                                                                                      354,059
                                                                                                                           7,273,396
Rubber - Tires - 0%
            10,900    Goodyear Tire & Rubber Co.*,#                                                                          269,121
Savings/Loan/Thrifts - 0.1%
            18,800    Sovereign Bancorp, Inc.                                                                                463,420
Semiconductor Equipment - 0.1%
            10,600    Novellus Systems, Inc.*                                                                                326,798
Steel - Producers - 1.1%
            88,200    Nucor Corp.                                                                                          5,692,428
             5,100    United States Steel Corp.                                                                              425,799
                                                                                                                           6,118,227
Steel - Specialty - 0.7%
            38,500    Allegheny Technologies, Inc.                                                                         3,984,365
Super-Regional Banks - 2.9%
           133,526    Bank of America Corp.                                                                                7,020,797
            10,600    KeyCorp                                                                                                404,602
            11,600    National City Corp.                                                                                    439,060
            45,300    PNC Bank Corp.                                                                                       3,341,781
             6,900    SunTrust Banks, Inc.                                                                                   573,390
            44,100    U.S. Bancorp                                                                                         1,569,960
             5,290    Wachovia Corp.                                                                                         298,885
            69,400    Wells Fargo & Co.                                                                                    2,492,848
                                                                                                                          16,141,323
Telecommunication Equipment - 0.1%
            34,400    Avaya, Inc.*                                                                                           441,352
Telephone - Integrated - 4.1%
           487,953    AT&T, Inc.                                                                                          18,361,670
            42,500    CenturyTel, Inc.                                                                                     1,905,700
            28,300    Citizens Communications Co.                                                                            414,878
            12,400    Verizon Communications, Inc.                                                                           477,648
            93,408    Windstream Corp.                                                                                     1,389,911
                                                                                                                          22,549,807
Television - 0.7%
            25,800    CBS Corp. - Class B                                                                                    804,186
            79,100    Univision Communications, Inc. - Class A*                                                            2,824,661
                                                                                                                           3,628,847
Therapeutics - 0.5%
            39,700    Gilead Sciences, Inc.*                                                                               2,553,504
Tobacco - 2.3%
            48,000    Altria Group, Inc.                                                                                   4,194,720
            72,900    Reynolds American, Inc.                                                                              4,702,050
            67,100    UST, Inc.#                                                                                           3,854,224
                                                                                                                          12,750,994
Tools - Hand Held - 0.1%
            15,600    Snap-On, Inc.                                                                                          752,076
Toys - 0.9%
            47,100    Hasbro, Inc.                                                                                         1,337,640
           138,300    Mattel, Inc.                                                                                         3,368,988
                                                                                                                           4,706,628
Transportation - Railroad - 1.7%
            16,900    Burlington Northern Santa Fe Corp.                                                                   1,358,084
           108,400    CSX Corp.                                                                                            3,988,036
            12,400    Norfolk Southern Corp.                                                                                 615,660
            33,600    Union Pacific Corp.                                                                                  3,393,600
                                                                                                                           9,355,380
Transportation - Services - 0.5%
            11,800    FedEx Corp.                                                                                          1,302,720
            18,200    Ryder System, Inc.#                                                                                    992,628
             4,900    United Parcel Service, Inc. - Class B                                                                  354,172
                                                                                                                           2,649,520
Travel Services - 0.1%
            20,800    Sabre Group Holdings, Inc.                                                                             672,048
Web Portals/Internet Service Providers - 0.5%
             5,900    Google, Inc. - Class A*                                                                              2,957,670
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $450,253,509)                                                                                   522,396,163
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
         5,806,103    Janus Institutional Cash Reserves Fund, 5.30%                                                        5,806,103
        15,694,241    Janus Money Market Fund, 5.25%                                                                      15,694,241
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $21,500,344)                                                                                    21,500,344
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.9%
         5,187,274    State Street Navigator Securities Lending Prime Portfolio+ (cost $5,187,274)                         5,187,274
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.3%
         1,500,000    U.S. Treasury Bill, 4.84%, 3/22/07** (amortized cost $1,490,129)                                     1,490,129
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $478,431,256) - 100%                                                                    $  550,573,910
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $  2,156,804              0.4%
Cayman Islands                                          40,446              0.0%
Netherlands                                          2,107,868              0.4%
United States ++                                   546,268,792             99.2%
--------------------------------------------------------------------------------
Total                                             $550,573,910            100.0%
                                                  ============            =====

++ Includes Short-Term Securities and Other Securities (94.1% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of January 31, 2007

Financial Futures - Long

306 Contracts  S&P 500(R) E-mini
               expires March 2007, principal
               amount $21,806,757, value $22,077,900
               cumulative appreciation  ................................$271,143

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus INTECH Risk-Managed Stock Fund                              $1,490,129

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.9%
Agricultural Chemicals - 1.0%
         1,200,000    Agrium, Inc. (U.S. Shares)                                                                      $   41,616,000
         1,350,000    Mosaic Co.*,#                                                                                       26,892,000
                                                                                                                          68,508,000
Airlines - 1.1%
         5,200,000    Southwest Airlines Co.                                                                              78,520,000
Apparel Manufacturers - 0.3%
           450,000    Liz Claiborne, Inc.#                                                                                19,980,000
Automotive - Truck Parts and Equipment - Original - 0.6%
           500,000    Magna International, Inc. - Class A (U.S. Shares)                                                   39,060,000
Beverages - Non-Alcoholic - 0.6%
           700,000    PepsiCo, Inc.                                                                                       45,668,000
Beverages - Wine and Spirits - 0.2%
           500,000    Constellation Brands, Inc. - Class A*                                                               12,370,000
Brewery - 0.7%
           650,000    Molson Coors Brewing Co. - Class B                                                                  52,520,000
Broadcast Services and Programming - 0.3%
           500,000    Clear Channel Communications, Inc.                                                                  18,160,000
Building - Residential and Commercial - 0.7%
           950,000    D.R. Horton, Inc.                                                                                   27,607,000
           700,000    Toll Brothers, Inc. *                                                                               23,681,000
                                                                                                                          51,288,000
Chemicals - Diversified - 0.9%
           404,600    E.I. du Pont de Nemours and Co.                                                                     20,051,976
         2,250,000    Huntsman Corp.*                                                                                     47,047,500
                                                                                                                          67,099,476
Chemicals - Specialty - 1.5%
         4,500,000    Chemtura Corp.#                                                                                     51,840,000
         1,050,000    Lubrizol Corp.                                                                                      54,096,000
                                                                                                                         105,936,000
Coal - 0.4%
           900,000    Arch Coal, Inc.#                                                                                    26,748,000
Commercial Banks - 5.1%
         1,479,100    Bank of Hawaii Corp.                                                                                77,430,885
         3,308,808    Colonial BancGroup, Inc.#                                                                           81,198,148
         1,600,000    Mercantile Bankshares Corp.                                                                         75,376,000
         2,500,000    Synovus Financial Corp.                                                                             79,825,000
         2,003,800    Valley National Bancorp#                                                                            51,317,318
                                                                                                                         365,147,351
Computers - Integrated Systems - 1.1%
         1,650,000    Diebold, Inc.                                                                                       76,477,500
Consumer Products - Miscellaneous - 0.6%
           600,000    Kimberly-Clark Corp.                                                                                41,640,000
Containers - Metal and Glass - 0.9%
         1,449,990    Ball Corp.                                                                                          67,163,537
Cosmetics and Toiletries - 1.3%
           850,000    International Flavors & Fragrances, Inc.#                                                           41,208,000
           800,000    Procter & Gamble Co.                                                                                51,896,000
                                                                                                                          93,104,000
Data Processing and Management - 1.0%
         1,700,000    First Data Corp.                                                                                    42,262,000
           550,000    Fiserv, Inc.*                                                                                       28,913,500
                                                                                                                          71,175,500
Diagnostic Equipment - 0.4%
         1,050,000    Cytyc Corp.*                                                                                        30,366,000
Distribution/Wholesale - 2.1%
         1,100,000    Genuine Parts Co.                                                                                   52,272,000
         1,400,000    Tech Data Corp.*                                                                                    51,996,000
           550,000    W.W. Grainger, Inc.                                                                                 42,707,500
                                                                                                                         146,975,500
Diversified Operations - 2.2%
         1,500,000    General Electric Co.                                                                                54,075,000
         1,050,000    Illinois Tool Works, Inc.                                                                           53,539,500
         1,500,000    Tyco International, Ltd. (U.S. Shares)                                                              47,820,000
                                                                                                                         155,434,500
Electric - Integrated - 1.6%
         2,500,000    DPL, Inc.#                                                                                          71,700,000
         1,200,000    PPL Corp.                                                                                           42,720,000
                                                                                                                         114,420,000
Electronic Components - Miscellaneous - 0.6%
         3,500,000    Vishay Intertechnology, Inc.*                                                                       45,990,000
Electronic Components - Semiconductors - 1.3%
         3,200,000    OmniVision Technologies, Inc.*,#,**                                                                 36,928,000
         1,500,000    QLogic Corp.*                                                                                       27,450,000
         1,200,000    Xilinx, Inc.                                                                                        29,160,000
                                                                                                                          93,538,000
Engineering - Research and Development Services - 1.0%
         1,700,000    URS Corp.*                                                                                          73,049,000
Engines - Internal Combustion - 0.5%
         1,250,000    Briggs & Stratton Corp.#                                                                            37,050,000
Enterprise Software/Services - 0.5%
           800,000    Hyperion Solutions Corp.*,#                                                                         33,776,000
E-Services/Consulting - 0.5%
         1,800,000    Websense, Inc.*,#                                                                                   38,970,000
Fiduciary Banks - 0.4%
           450,000    Mellon Financial Corp.                                                                              19,233,000
           175,125    Wilmington Trust Corp.                                                                               7,342,991
                                                                                                                          26,575,991
Food - Confectionary - 1.0%
           650,000    Hershey Foods Corp.#                                                                                33,176,000
           850,000    J.M. Smucker Co.                                                                                    40,366,500
                                                                                                                          73,542,500
Food - Diversified - 0.2%
           300,000    H.J. Heinz Co.                                                                                      14,136,000
Gas - Distribution - 0.6%
         1,450,000    Southern Union Co.#                                                                                 40,324,500
Gold Mining - 0.5%
           800,200    Newmont Mining Corp.                                                                                36,089,020
Hotels and Motels - 1.0%
         1,200,000    Hilton Hotels Corp.                                                                                 42,468,000
           500,000    Starwood Hotels & Resorts Worldwide, Inc.                                                           31,290,000
                                                                                                                          73,758,000
Instruments - Controls - 0.6%
           900,000    Thermo Electron Corp.*                                                                              43,065,000
Instruments - Scientific - 0.7%
         2,200,000    PerkinElmer, Inc.                                                                                   52,514,000
Internet Infrastructure Equipment - 0.9%
         1,800,000    Avocent Corp.*                                                                                      62,172,000
Internet Security - 0.3%
           950,000    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              22,667,000
Investment Management and Advisory Services - 4.4%
         1,850,030    AllianceBernstein Holding L.P.#                                                                    166,669,203
           600,000    Federated Investors, Inc. - Class B                                                                 21,186,000
           750,000    Legg Mason, Inc.                                                                                    78,637,500
         1,750,000    Waddell & Reed Financial, Inc. - Class A                                                            44,922,500
                                                                                                                         311,415,203
Life and Health Insurance - 1.5%
         1,000,000    AFLAC, Inc.                                                                                         47,610,000
         1,249,980    Protective Life Corp.                                                                               61,161,521
                                                                                                                         108,771,521
Machinery - Farm - 0.8%
           600,000    Deere & Co.                                                                                         60,168,000
Medical - Biomedical and Genetic - 1.4%
           750,000    Charles River Laboratories International, Inc.*                                                     33,750,000
         1,100,000    Invitrogen Corp.*,#                                                                                 67,353,000
                                                                                                                         101,103,000
Medical - Drugs - 1.1%
           250,000    Eli Lilly and Co.                                                                                   13,530,000
         1,400,000    Endo Pharmaceuticals Holdings, Inc.*                                                                43,008,000
           500,000    Wyeth                                                                                               24,705,000
                                                                                                                          81,243,000
Medical - Generic Drugs - 0.5%
         2,050,000    Perrigo Co.                                                                                         35,424,000
Medical - HMO - 0.6%
           300,000    Coventry Health Care, Inc.*                                                                         15,465,000
           600,000    Health Net, Inc.*                                                                                   29,226,000
                                                                                                                          44,691,000
Medical - Hospitals - 0.5%
         1,700,000    Health Management Associates, Inc. - Class A#                                                       33,065,000
Medical Instruments - 0.9%
           450,000    Beckman Coulter, Inc.#                                                                              29,034,000
           750,000    St. Jude Medical, Inc.*                                                                             32,070,000
                                                                                                                          61,104,000
Medical Labs and Testing Services - 0.4%
           400,000    Laboratory Corporation of America Holdings*,#                                                       29,376,000
Medical Products - 0.8%
           800,000    Biomet, Inc.                                                                                        33,888,000
           420,260    Cooper Companies, Inc.                                                                              20,046,402
                                                                                                                          53,934,402
Metal - Aluminum - 0.4%
           800,000    Alcoa, Inc.                                                                                         25,840,000
Multi-Line Insurance - 1.3%
         4,150,000    Old Republic International Corp.                                                                    92,545,000
Multimedia - 0.2%
           200,000    McGraw-Hill Companies, Inc.                                                                         13,416,000
Networking Products - 0.7%
         1,600,000    Foundry Networks, Inc.*                                                                             23,152,000
         1,400,000    Juniper Networks, Inc.*                                                                             25,368,000
                                                                                                                          48,520,000
Non-Hazardous Waste Disposal - 1.5%
         1,100,000    Republic Services, Inc.                                                                             47,575,000
         1,500,000    Waste Management, Inc.                                                                              56,970,000
                                                                                                                         104,545,000
Office Automation and Equipment - 1.3%
         1,400,000    Pitney Bowes, Inc.                                                                                  67,018,000
         1,600,000    Xerox Corp.*                                                                                        27,520,000
                                                                                                                          94,538,000
Oil - Field Services - 0.9%
         2,400,000    BJ Services Co.                                                                                     66,384,000
Oil and Gas Drilling - 0.7%
         1,650,000    Nabors Industries, Ltd.*,#                                                                          49,962,000
Oil Companies - Exploration and Production - 6.6%
         1,550,000    Anadarko Petroleum Corp.                                                                            67,812,500
         1,750,000    Bill Barrett Corp.*                                                                                 54,075,000
           500,000    Devon Energy Corp.                                                                                  35,045,000
         1,100,000    Encore Acquisition Co.*                                                                             28,545,000
         2,100,000    Forest Oil Corp.*                                                                                   67,032,000
           400,000    Murphy Oil Corp.#                                                                                   19,884,000
         1,600,000    Newfield Exploration Co.*                                                                           68,496,001
           950,000    Noble Energy, Inc.                                                                                  50,739,500
           900,000    Southwestern Energy Co.*                                                                            34,614,000
         1,275,000    St. Mary Land & Exploration Co.#                                                                    45,887,250
                                                                                                                         472,130,251
Oil Companies - Integrated - 0.5%
           300,000    Hess Corp.                                                                                          16,197,000
           200,000    Marathon Oil Corp.                                                                                  18,068,000
                                                                                                                          34,265,000
Oil Field Machinery and Equipment - 0.4%
           650,000    Grant Prideco, Inc.*                                                                                25,467,000
Paper and Related Products - 2.7%
         1,000,000    Potlatch Corp.                                                                                      47,210,000
         1,150,000    Rayonier, Inc.                                                                                      49,680,000
         2,400,000    Smurfit-Stone Container Corp.*                                                                      25,920,000
         1,400,000    Temple-Inland, Inc.                                                                                 69,916,000
                                                                                                                         192,726,000
Pharmacy Services - 0.8%
         1,450,000    Omnicare, Inc.#                                                                                     58,275,500
Pipelines - 1.9%
           392,600    Energy Transfer Partners L.P.#                                                                      20,725,354
         1,700,000    Kinder Morgan Energy Partners L.P.#                                                                 85,697,000
           500,000    Plains All American Pipeline L.P.#                                                                  26,925,000
                                                                                                                         133,347,354
Property and Casualty Insurance - 1.2%
           900,000    Mercury General Corp.                                                                               46,944,000
         1,600,000    Progressive Corp.                                                                                   37,104,000
                                                                                                                          84,048,000
Reinsurance - 2.2%
            24,000    Berkshire Hathaway, Inc. - Class B*                                                                 88,016,400
           700,000    Everest Re Group, Ltd.                                                                              65,520,000
                                                                                                                         153,536,400
REIT - Apartments - 0.9%
           500,000    Archstone-Smith Trust, Inc.                                                                         31,605,000
           600,000    Equity Residential Properties Trust                                                                 33,768,000
                                                                                                                          65,373,000
REIT - Diversified - 0.6%
         1,000,000    Crescent Real Estate Equities, Inc.#                                                                20,060,000
           500,000    Liberty Property Trust                                                                              25,870,000
                                                                                                                          45,930,000
REIT - Office Property - 0.9%
           250,000    Alexandria Real Estate Equities, Inc.                                                               27,090,000
           761,641    Douglas Emmett, Inc.                                                                                20,838,498
           348,600    Mack-Cali Realty Corp.                                                                              19,396,104
                                                                                                                          67,324,602
REIT - Regional Malls - 0.3%
           250,000    Macerich Co.                                                                                        23,882,500
REIT - Shopping Centers - 0.5%
           750,000    Weingarten Realty Investors#                                                                        37,132,500
REIT - Warehouse and Industrial - 0.7%
           750,000    ProLogis                                                                                            48,750,000
Retail - Apparel and Shoe - 1.8%
         1,500,000    Chico's FAS, Inc.*,#                                                                                31,320,000
         2,150,000    Foot Locker, Inc.                                                                                   48,246,000
           700,000    Ross Stores, Inc.                                                                                   22,673,000
         1,100,000    Urban Outfitters, Inc.*,#                                                                           26,840,000
                                                                                                                         129,079,000
Retail - Auto Parts - 0.9%
           856,100    Advance Auto Parts, Inc.                                                                            32,488,995
           250,000    AutoZone, Inc.*                                                                                     31,407,500
                                                                                                                          63,896,495
Retail - Drug Store - 0.7%
         1,400,000    CVS Corp.                                                                                           47,110,000
Retail - Mail Order - 0.4%
           900,000    Williams-Sonoma, Inc.#                                                                              31,500,000
Savings/Loan/Thrifts - 0.7%
         1,700,000    Astoria Financial Corp.#                                                                            50,303,000
Semiconductor Components/Integrated Circuits - 0.4%
           800,000    Linear Technology Corp.                                                                             24,760,000
Semiconductor Equipment - 0.5%
         2,202,400    Teradyne, Inc.*,#                                                                                   32,815,760
Super-Regional Banks - 2.6%
           500,000    PNC Bank Corp.                                                                                      36,885,000
         1,000,000    SunTrust Banks, Inc.                                                                                83,100,000
         1,900,000    U.S. Bancorp                                                                                        67,640,000
                                                                                                                         187,625,000
Telecommunication Equipment - 0.2%
         1,100,000    Avaya, Inc.*                                                                                        14,113,000
Telecommunication Equipment - Fiber Optics - 0.4%
         1,400,000    Corning, Inc.*                                                                                      29,176,000
Telephone - Integrated - 1.6%
           650,000    ALLTEL Corp.                                                                                        39,838,500
           550,000    CenturyTel, Inc.                                                                                    24,662,000
         2,900,000    Sprint Nextel Corp.                                                                                 51,707,000
                                                                                                                         116,207,500
Transportation - Railroad - 1.5%
           650,000    CSX Corp.                                                                                           23,913,500
         1,850,000    Kansas City Southern*,#                                                                             55,611,000
           500,000    Norfolk Southern Corp.                                                                              24,825,000
                                                                                                                         104,349,500
Transportation - Services - 0.3%
           700,000    Laidlaw International, Inc.                                                                         20,797,000
Transportation - Truck - 0.6%
         1,650,000    J.B. Hunt Transport Services, Inc.#                                                                 41,464,500
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,339,425,340)                                                                               6,266,408,363
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.0%
       222,974,539    Janus Institutional Cash Reserves Fund, 5.30%                                                      222,974,538
       205,179,423    Janus Money Market Fund, 5.25%                                                                     205,179,423
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $428,153,961)                                                                                  428,153,961
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.1%
$      434,051,595    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $434,051,595)                                                               434,051,595
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,201,630,896) - 100%                                                                  $7,128,613,919
------------------------------------------------------------------------------------------------------------------------------------

                  Geographic Summary of Investments by Country
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $  163,302,000               2.3%
Canada                                             80,676,000               1.1%
Israel                                             22,667,000               0.3%
United States++                                 6,861,968,919              96.3%
--------------------------------------------------------------------------------
Total                                          $7,128,613,919             100.0%
                                               ==============             =====

++ Includes Short-Term and Other Securities (84.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                           Purchases                       Sales             Realized       Dividend        Value
                                   Shares             Cost          Shares        Cost      Gain/(Loss)      Income       at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund
OmniVision Technologies, Inc.      3,200,000      $44,833,744          --      $     --      $     --       $     --     $36,928,000
------------------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 17.0%
$       50,000,000    ABN Amro Bank N.V., Chicago, 4.945%, 2/2/07                                                     $   50,000,000
        50,000,000    ABN Amro Bank N.V., Chicago, 5.35%, 12/11/07                                                        50,000,000
        50,000,000    Deutsche Bank Securities, Inc., 5.40%, 11/21/07                                                     50,000,000
        50,000,000    Deutsche Bank Securities, Inc., 5.38%, 12/12/07                                                     50,000,000
        50,000,000    Mitsubishi Trust and Bank, 5.35%, 2/5/07                                                            50,000,000
        50,000,000    Mitsubishi Trust and Bank, 5.34%, 4/24/07                                                           50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 5.43%, 2/16/07                                                     50,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.00%, 2/5/07                                                 50,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.35%, 12/11/07                                               50,000,000
        50,000,000    Natexis Banques Populaires, New York, 5.40%, 1/14/08                                                50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.44%, 2/16/07                                                         50,000,000
        25,000,000    Norinchunkin Bank, New York, 5.38%, 4/10/07                                                         25,000,000
        50,000,000    Norinchunkin Bank, New York, 5.39%, 4/17/07                                                         50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.36%, 5/14/07                                                         50,000,000
        50,000,000    Norinchunkin Bank, New York, 5.355%, 6/12/07                                                        50,000,000
        24,000,000    Norinchunkin Bank, New York, 5.37%, 7/17/07                                                         24,000,000
        40,000,000    Shinkin Central Bank, 5.35%, 2/22/07                                                                40,000,000
        50,000,000    Shinkin Central Bank, 5.345%, 4/18/07                                                               50,000,000
        30,000,000    Shinkin Central Bank, 5.34%, 4/30/07                                                                30,000,000
        20,000,000    Shinkin Central Bank, 5.37%, 7/20/07                                                                20,000,000
        45,000,000    Shinkin Central Bank, New York, 5.355%, 2/6/07                                                      45,000,000
        15,000,000    Shinkin Central Bank, New York, 5.36%, 2/8/07                                                       15,000,000
        20,000,000    Shinkin Central Bank, New York, 5.35%, 2/28/07                                                      20,000,000
        50,000,000    Skandinaviska Enskilda Bank, New York, 5.27%, 4/11/07                                               50,000,458
        35,000,000    Societe Generale, New York, 5.45%, 6/4/07                                                           35,000,000
        50,000,000    Societe Generale, New York, 5.45%, 1/29/08                                                          50,000,000
        30,000,000    Stanfield Victoria LLC, 5.45%, 2/1/08 (144A)                                                        30,000,000
        25,000,000    Sumitomo Trust and Bank, 5.32%, 5/21/07                                                             25,000,000
        18,000,000    Sumitomo Trust and Bank, 5.37%, 7/20/07                                                             18,000,000
        50,000,000    Toronto Dominion Bank, New York, 5.42%, 12/17/07                                                    50,000,000
        50,000,000    UBS Financial Services, Inc., 5.40%, 12/20/07                                                       49,997,795
        40,000,000    Unicredito Italiano Bank of Ireland, New York, 5.395%, 3/14/07                                      40,000,444
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $1,316,998,697)                                                                    1,316,998,697
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 17.3%
        50,000,000    Altius I Funding Corp., 5.28%, 3/14/07                                                              49,699,333
        50,000,000    Altius I Funding Corp., 5.275, 4/10/07 (Section4(2))                                                49,502,278
        28,330,000    Altius I Funding Corp., 5.27%, 4/16/07 (Section4(2))                                                28,023,107
        50,000,000    Altius I Funding Corp., 5.27%, 4/18/07 (Section4(2))                                                49,443,722
        50,000,000    Bavaria TRR Corp., 5.30%, 2/13/07 (Section4(2))                                                     49,911,667
        50,000,000    Bavaria TRR Corp., 5.30%, 2/16/07 (Section4(2))                                                     49,889,583
        69,897,000    Bavaria TRR Corp., 5.29% - 5.295%, 2/20/07 (Section4(2))                                            69,701,720
        20,000,000    Bavaria TRR Corp., 5.29%, 2/26/07 (Section4(2))                                                     19,926,528
        40,000,000    BTM Capital Corp., 5.27%, 3/27/07 (Section4(2))                                                     39,683,800
        50,000,000    Davis Square Funding Corp., 5.275%, 4/3/07 (Section4(2))                                            49,553,090
        50,000,000    Davis Square Funding III Corp., 5.29%, 2/22/07 (Section4(2))                                        49,845,708
        50,000,000    Davis Square Funding III Corp., 5.28%, 3/28/07 (Section4(2))                                        49,596,667
        50,000,000    Davis Square Funding III Corp., 5.27%, 4/16/07 (Section4(2))                                        49,458,361
        39,700,000    Davis Square Funding IV Corp., 5.27%, 3/7/07 (Section4(2))                                          39,502,404
        50,000,000    Davis Square Funding IV Corp., 5.28%, 3/13/07 (Section4(2))                                         49,706,667
        40,000,000    Davis Square Funding IV Corp., 5.27%, 4/10/07 (Section4(2))                                         39,601,822
        40,000,000    Davis Square Funding IV Corp., 5.27%, 4/17/07 (Section4(2))                                         39,560,833
        47,537,000    G Street Finance Corp., 5.28%, 3/27/07 (Section4(2))                                                47,160,507
        50,000,000    G Street Finance Corp., 5.28%, 3/28/07 (Section4(2))                                                49,596,667
        30,000,000    G Street Finance Corp., 5.27%, 4/11/07 (Section4(2))                                                29,696,975
        50,000,000    G Street Finance Corp., 5.27%, 4/19/07 (Section4(2))                                                49,436,403
        24,250,000    G Street Finance Corp., 5.27%, 4/20/07 (Section4(2))                                                23,973,105
        16,008,000    Klio Funding Corp., 5.28%, 2/13/07 (144A)                                                           15,979,826
        39,544,000    Klio Funding Corp., 5.27%, 4/10/07 (144A)                                                           39,150,361
        39,814,000    Klio II Funding Corp., 5.28%, 2/13/07 (144A)                                                        39,743,927
        50,000,000    La Fayette Asset Securitization LLC, 5.29%, 2/12/07 (Section4(2))                                   49,919,181
        31,500,000    Medical Building Funding IV LLC, 5.47%, 2/28/07                                                     31,370,771
        50,000,000    PB Finance (Delaware), Inc., 5.26%, 2/14/07                                                         49,905,028
        40,000,000    PB Finance (Delaware), Inc., 5.26%, 2/20/07                                                         39,888,956
        50,000,000    Sedna Finance, Inc., 5.25%, 3/21/07 (144A)                                                          49,650,000
        17,000,000    Stanfield Victoria LLC, 5.27%, 2/5/07 (144A)                                                        16,990,046
        38,500,000    Stanfield Victoria LLC, 5.20%, 5/15/07 (144A)                                                       37,927,206
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,342,996,249)                                                                           1,342,996,249
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 23.8%
        75,000,000    Ares VII CLO, Ltd., Class A-1A, 5.42531%, 5/8/15ss.                                                 75,000,000
        50,000,000    Banco Santander Totta SA, 5.32%, 7/16/11ss.                                                         50,000,000
       231,000,000    Bank of America Securities LLC (same day put), 5.38%, 2/1/07                                       231,000,000
        10,105,000    City of Irondale, AL, 5.32%, 10/1/35                                                                10,105,000
        12,715,000    Custom Window Systems, 5.37%, 11/1/26                                                               12,715,000
        20,000,000    Dekabank, NY, 5.38%, 11/19/15ss.                                                                    20,000,000
         9,345,000    Edison Chouest Offshore LLC, 5.35%, 3/1/14                                                           9,345,000
       150,000,000    EMC Mortgage Corp. (same day put), 5.4325%, 5/8/26                                                 150,000,000
        80,000,000    HSH Nordbank A.G., New York, 5.33%, 11/21/11 (144A)                                                 80,000,000
       140,000,000    HSH Nordbank A.G., New York, 5.35%, 6/23/15 (144A)                                                 140,000,000
         4,800,000    J&E Land Company, 5.34%, 6/1/23                                                                      4,800,000
       170,000,000    Lehman Brothers, Inc. (90 day put), 5.4625%, 4/5/27 *                                              170,000,000
        45,000,000    Lehman Brothers, Inc. (same day put), 5.4325%, 4/17/27                                              45,000,000
         6,500,000    McElroy Metal Mill, Inc., Series 2003, 5.35%, 7/1/18                                                 6,500,000
        60,000,000    Natexis Banques Populaires, New York, 5.33%, 10/15/10 (144A)                                        60,000,000
        10,100,000    Nautical Transport LLC, 5.35%, 6/1/16                                                               10,100,000
         8,296,650    Park Place Securities Trust, 2004-MM1 AM5, 5.35%, 2/25/35ss.                                         8,296,650
       142,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 5.34%, 10/15/38 (144A)                   142,000,000
       100,000,000    Sumitomo Trust and Bank, 5.32%, 2/23/07                                                            100,000,000
        30,000,000    Sumitomo Trust and Bank, 5.32%, 4/5/07                                                              30,000,000
        25,000,000    Sumitomo Trust and Bank, 5.32%, 5/14/07                                                             25,000,000
        50,000,000    Sumitomo Trust and Bank, 5.32%, 5/15/07                                                             50,000,000
        10,000,000    The Robinette Company, 5.32%, 1/1/17                                                                10,000,000
        99,000,000    Unicredito Italiano Bank of Ireland, 5.33%, 3/9/11 (144A)                                           99,000,000
        30,000,000    Union Hamilton Special, 5.36%, 6/15/07 (144A)                                                       30,000,000
        75,000,000    Union Hamilton Special, 5.365%, 6/21/07 (144A)                                                      75,000,000
        12,600,000    Village Green Finance Co., 5.32%, 11/1/22                                                           12,600,000
       190,000,000    Westdeutsche Landesbank A.G., 5.38%, 3/10/15 (144A)                                                190,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,846,461,650)                                                                        1,846,461,650
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 33.4%
        81,000,000    Bear Stearns & Company, Inc., 5.29%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $81,011,903
                       collateralized by $603,838,478
                       in U.S. Government Agencies
                       4% - 8%, 10/1/13 - 4/1/37
                       with a value of $82,620,050                                                                        81,000,000

       100,000,000    Citigroup Global Markets, Inc., 5.4625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $100,015,174
                       collateralized by $117,844,098
                       in U.S. Government Agencies
                       0% - 8.62%, 5/31/30 - 11/29/36
                       with a value of $115,295,560                                                                      100,000,000

        50,000,000    Credit Suisse Securities (USA) LLC, 5.4125% dated
                       1/31/07, maturing 2/1/07 to be purchased at $50,007,517
                       collateralized by $171,143,808 in Collateralized Mortgage
                       Obligations 0% - 8.50%, 6/17/27 - 3/25/45
                       with a value of $52,503,458                                                                        50,000,000

       181,000,000    Credit Suisse Securities (USA) LLC, 5.3925%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $181,027,112
                       collateralized by $59,066,000
                       in Corporate Notes
                       1.50% - 12.00%, 6/30/11 - 2/15/24
                       $170,241,710 in Collateralized Mortgage Obligations
                       0% - 6.90%, 4/15/13 - 7/25/43
                       with respective values of
                       $58,126,952 and $131,923,479                                                                      181,000,000

        25,000,000    Deutsche Bank Securities, Inc., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $25,003,759
                       collateralized by $45,911,439
                       in U.S. Government Agencies
                       4.00%, 2/25/10
                       with a value of $25,500,000                                                                        25,000,000

       120,000,000    Dresdner Kleinwort Wasserstein Securities LLC, 5.3625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $120,017,875
                       collateralized by $205,823,980
                       in Asset Backed Securities
                       1.955% - 5.92%, 3/23/21 - 12/13/46
                       with a value of $126,002,644                                                                      120,000,000

       226,000,000    Goldman Sachs & Co., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $226,033,978
                       collateralized by $20,165,269
                       in Asset Backed Securities;
                       9.10115%, 4/12/42
                       $210,372,469 in Certificates of Deposit
                       5.26% - 5.265%, 10/3/07 - 7/22/08
                       with respective values of
                       $20,165,269 and $210,930,882                                                                      226,000,000

       120,000,000    Greenwich Capital, 5.4625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $120,018,208
                       collateralized by $134,416,606
                       in U.S. Government Agencies
                       5.717% - 6.20%, 2/1/35 - 7/6/36
                       with a value of $127,167,750                                                                      120,000,000

       199,000,000    ING Financial Markets LLC, 5.29% dated 1/31/07, maturing
                       2/1/07 to be purchased at $199,029,242 collateralized by
                       $381,068,690 in U.S. Government Agencies 3.421% - 7.134%,
                       9/1/31 - 9/1/44
                       with a value of $202,981,343                                                                      199,000,000

       231,000,000    J.P. Morgan Securities, Inc., 5.4125%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $231,034,730
                       collateralized by $225,488,295
                       in Corporate Notes
                       0% - 14.37%, 4/20/07 - 3/30/36
                       $30,085,000 in Medium Term Notes
                       5.36% - 8.375%, 5/2/07 - 8/15/07
                       with respective values of
                       $211,443,777 and $31,107,000                                                                      231,000,000

        35,700,000    Lehman Brothers, Inc., 5.3225%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $35,705,278
                       collateralized by $39,803,715
                       in U.S. Government Agencies
                       5.00%, 2/1/36
                       with a value of $36,414,149                                                                        35,700,000

       231,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.4825%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $231,035,179
                       collateralized by $289,032,225
                       in Corporate Bonds
                       0% - 14.37%, 2/15/07 - 2/19/49
                       $20,000,000 in Medium-Term Notes
                       5.245%, 12/15/35
                       with respective values of
                       $239,800,663 and $2,750,000                                                                       231,000,000

       231,000,000    Morgan Stanley & Co., Inc., 5.3625%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $231,034,409
                       collateralized by $9,448,450,997
                       in Collateralized Mortgage Obligations
                       0% - 5.50%, 8/11/16 - 7/15/56
                       with a value of $235,842,508                                                                      231,000,000

       231,000,000    RBC Capital Markets Corp., 5.3825%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $231,034,538
                       collateralized by $236,709,258
                       in Commercial Paper
                       0%, 2/1/07 - 5/2/07
                       with a value of $235,620,000                                                                      231,000,000

       148,100,000    Societe Generale, New York, 5.29% dated 1/31/07, maturing
                       2/1/07 to be purchased at $148,121,762 collateralized by
                       $1,093,542,988 in U.S. Government Agencies 0% - 6.35%,
                       5/16/08 - 1/25/37
                       with a value of $151,062,570                                                                      148,100,000

       221,400,000    UBS Financial Services, Inc., 5.3225%
                       dated 1/31/07, maturing 2/1/07
                       to be purchased at $221,432,733
                       collateralized by $643,661,410
                       in U.S. Government Agencies
                       0% - 10.5%, 1/1/18 - 11/15/36
                       with a value of $225,829,008                                                                      221,400,000

       150,000,000    Wachovia Capital Markets LLC, 5.38% dated 1/31/07,
                       maturing 2/1/07 to be purchased at $150,022,417
                       collateralized by $155,371,923 in Corporates Notes 0% -
                       10.625%, 3/15/07 - 1/18/57
                       with a value of $157,344,402                                                                      150,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $2,581,200,000)                                                                      2,581,200,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.1%
        10,284,764    Ford Credit Auto Owner Trust, Series 2006-B, A1, 5.4048%, 9/15/07 (144A)                            10,284,764
        25,000,000    K2 (USA) LLC, 5.32%, 12/3/07 (144A)                                                                 24,997,841
        50,000,000    Sedna Finance, Inc., 5.60%, 6/20/07ss.                                                              50,000,000
        32,000,000    Stanfield Victoria LLC, 5.17%, 6/12/07 (144A)                                                       31,397,982
        50,000,000    Stanfield Victoria LLC, 5.45%, 10/25/07 (144A)                                                      49,995,209
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $166,675,796)                                                                     166,675,796
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 5.3%
        11,250,000    Arbor Properties, Inc., Series 2004, 5.32%, 11/1/24                                                 11,250,000
         2,765,000    Aurora Colorado CenterTech Metropolitan District, Series B, 5.55%, 12/1/17                           2,765,000
        18,670,000    Breckenridge Terrace LLC, 5.37%, 5/1/39                                                             18,670,000
        32,610,000    Cambridge-Plano Partners, 5.32%, 10/1/28                                                            32,610,000
        16,025,000    Colorado Natural Gas, Inc., Series 2002, 5.37%, 7/1/32                                              16,025,000
        31,700,000    Cook County, Illinois, Series A, 5.34%, 11/1/23                                                     31,700,000
        11,029,000    Cornerstone Funding Corp. I, Series 2003B, 5.34%, 12/1/30                                           11,029,000
         9,608,000    Cornerstone Funding Corp. I, Series 2003C, 5.39%, 4/1/13                                             9,608,000
         8,164,000    Cornerstone Funding Corp. I, Series 2003E, 5.39%, 7/1/30                                             8,164,000
         2,262,000    First United Pentecostal, 5.39%, 3/1/23                                                              2,262,000
         5,910,000    FJM Properties-Wilmar, 5.32%, 10/1/24                                                                5,910,000
        15,830,000    HHH Supply and Investment Co., 5.35%, 7/1/29                                                        15,830,000
        14,460,000    Hillcrest Medical Plaza, 5.32%, 9/1/23                                                              14,460,000
         8,610,000    Holston Medical Group, 5.35, 1/1/13                                                                  8,610,000
         5,400,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 5.40%, 9/1/09                    5,400,000
        20,675,000    Louisiana Health Systems Corp. Revenue, Series B, 5.32%, 10/1/22                                    20,675,000
         8,245,000    Luxor Management Company, 5.35%, 4/1/18                                                              8,245,000
         8,875,000    Medical Clinic Board, Mobile, AL, 5.32%, 9/1/11                                                      8,875,000
        17,070,000    Mississippi Business Finance Corp., 5.32%, 10/1/18                                                  17,070,000
         3,870,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue, (Surgical Center), 5.32%, 3/1/24         3,870,000
        30,300,000    Olympic Club, California Revenue, Series 2002, 5.36%, 10/1/32                                       30,300,000
        13,500,000    Patrick Schaumburg Automobiles, Inc., 5.32%, 7/1/08 (144A)                                          13,500,000
        13,835,000    Phenix City Taxable Water & Sewer, 5.32%, 8/15/29                                                   13,835,000
        10,500,000    Racetrac Capital LLC, Series 1998-A, 5.32%, 4/1/18                                                  10,500,000
        25,000,000    Rehau, Inc. 5.49%, 10/1/19                                                                          25,000,000
         2,270,000    Ron Investments, Ltd., 5.32%, 3/1/19                                                                 2,270,000
        13,300,000    Russell Lands, Inc., Series 2002, 5.35%, 8/1/12                                                     13,300,000
        26,300,000    Shoosmith Brothers, Inc., 5.32%, 3/1/15                                                             26,300,000
        19,025,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 5.42%, 12/1/32                     19,025,000
         4,245,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 5.36%, 1/1/25              4,245,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $411,303,000)                                                             411,303,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 1.1%
        87,000,000    Dexia Bank, New York, 5.33%, 2/1/07 (cost $87,000,000)                                              87,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,752,635,392) - 100%                                                                  $7,752,635,392
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                   Value as a %
                                                                     Acquisition    Acquisition                   of Investment
                                                                        Date            Cost            Value        Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO, Ltd., Class A-1A
  5.4253%, 5/8/15 (144A)                                               4/23/03      $ 75,000,000    $ 75,000,000           1.0%
Banco Santander Totta SA
  5.32%, 7/16/11 (144A)                                                6/15/06        50,000,000      50,000,000           0.6%
Dekabank, NY
  5.38%, 11/19/15 (144A)                                               4/19/06        20,000,000      20,000,000           0.3%
Park Place Securities Trust, 2004-MM1 AM5
  5.35%, 2/25/35 (144A)                                               11/22/06         8,296,650       8,296,650           0.1%
Sedna Finance, Inc.
  5.60%, 6/20/07 (144A)                                                6/15/06        50,000,000      50,000,000           0.6%
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    $203,296,650    $203,296,650           2.6%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.7%
Advertising Sales - 1.1%
           609,160    Lamar Advertising Co.*                                                                          $   40,375,125
Agricultural Chemicals - 2.0%
           460,005    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              71,774,580
Audio and Video Products - 3.4%
         2,582,345    Sony Corp.                                                                                         119,447,866
Beverages - Wine and Spirits - 3.4%
        11,804,838    Davide Campari - Milano S.P.A.                                                                     121,168,267
Building - Residential and Commercial - 0.7%
           435,370    Desarrolladora Homex S.A. (ADR)*,#                                                                  25,887,100
Casino Services - 1.0%
         1,132,680    Scientific Games Corp. - Class A*,#                                                                 35,158,387
Cellular Telecommunications - 3.1%
         2,459,775    America Movil S.A. de C.V. - Series L (ADR)                                                        109,115,619
Chemicals - Specialty - 1.4%
           876,935    Cytec Industries, Inc.#                                                                             51,055,156
Commercial Banks - 0.7%
         5,862,695    Finansbank A.S.*                                                                                    23,348,544
Commercial Services - 1.7%
           872,928    CoStar Group, Inc.*                                                                                 41,437,893
         1,280,400    Park24 Company, Ltd.                                                                                18,465,386
                                                                                                                          59,903,279
Computers - 3.6%
         1,102,700    Apple Inc.*                                                                                         94,534,471
           262,990    Research In Motion, Ltd. (U.S. Shares)*                                                             33,604,862
                                                                                                                         128,139,333
Data Processing and Management - 1.1%
         1,054,395    NAVTEQ Corp.*,#                                                                                     37,409,935
Diagnostic Kits - 7.3%
         6,268,506    Dade Behring Holdings, Inc. ##                                                                     263,778,731
Diversified Minerals - 1.0%
         1,282,858    Companhia Vale do Rio Doce - Preference Shares                                                      36,238,073
E-Commerce/Products - 0.9%
           470,460    Submarino S.A.                                                                                      14,286,231
           319,605    Submarino S.A. (GDR) (144A)                                                                         19,399,609
                                                                                                                          33,685,840
E-Commerce/Services - 0.9%
           793,229    IAC/InterActiveCorp*                                                                                30,459,994
Electronic Measuring Instruments - 2.9%
         1,799,780    Trimble Navigation, Ltd.*                                                                          101,831,552
Engineering - Research and Development Services - 5.1%
        10,494,195    ABB, Ltd.                                                                                          186,335,184
Entertainment Software - 0.8%
           560,380    Electronic Arts, Inc.*                                                                              28,019,000
Finance - Investment Bankers/Brokers - 3.1%
           200,725    Goldman Sachs Group, Inc.                                                                           42,585,816
         1,107,294    UBS A.G.                                                                                            69,600,633
                                                                                                                         112,186,449
Finance - Other Services - 2.3%
           122,850    Chicago Mercantile Exchange Holdings, Inc.                                                          69,201,405
         1,141,845    MarketAxess Holdings, Inc.*                                                                         14,467,176
                                                                                                                          83,668,581
Investment Management and Advisory Services - 2.6%
         1,921,215    National Financial Partners Corp.                                                                   94,331,657
Medical - Biomedical and Genetic - 4.2%
         2,871,162    Celgene Corp.*                                                                                     154,123,976
Medical - Drugs - 3.3%
           631,587    Roche Holding A.G.                                                                                 119,070,622
Medical Instruments - 2.1%
           755,731    Intuitive Surgical, Inc.*                                                                           74,371,488
Medical Products - 1.4%
         1,043,080    Varian Medical Systems, Inc.*                                                                       48,117,280
Multi-Line Insurance - 1.9%
         1,206,365    Assurant, Inc.#                                                                                     67,049,767
Printing - Commercial - 3.2%
         2,618,272    VistaPrint, Ltd.*, ##                                                                              112,821,340
REIT - Mortgages - 4.3%
         5,467,752    CapitalSource, Inc.#                                                                               151,948,828
Retail - Apparel and Shoe - 2.7%
         1,719,060    Nordstrom, Inc.#                                                                                    95,768,833
Semiconductor Components/Integrated Circuits - 0.8%
         1,460,335    Cypress Semiconductor Corp.*,#                                                                      26,943,181
Soap and Cleaning Preparations - 1.5%
         1,077,260    Reckitt Benckiser PLC**                                                                             51,976,899
Storage and Warehousing - 0.6%
           863,870    Mobile Mini, Inc.*,#                                                                                22,970,303
Telecommunication Equipment - Fiber Optics - 2.1%
         3,522,860    Corning, Inc.*                                                                                      73,416,402
Telecommunication Services - 3.6%
         2,203,535    NeuStar, Inc. - Class A*                                                                            68,067,197
         2,522,437    Time Warner Telecom, Inc. - Class A*,#                                                              58,722,333
                                                                                                                         126,789,530
Therapeutics - 0.9%
           565,925    United Therapeutics Corp.*                                                                          30,333,580
Transportation - Marine - 0.5%
           329,590    Alexander & Baldwin, Inc.#                                                                          16,294,930
Transportation - Railroad - 0.7%
         2,171,200    All America Latina Logistica (GDR)                                                                  23,510,558
Transportation - Services - 1.9%
           612,825    FedEx Corp.                                                                                         67,655,880
Web Hosting/Design - 1.5%
           621,515    Equinix, Inc.*                                                                                      52,250,766
Web Portals/Internet Service Providers - 2.9%
         3,611,665    Yahoo!, Inc.*                                                                                      102,246,236
Wireless Equipment - 4.5%
         3,007,120    Crown Castle International Corp.*                                                                  105,730,340
         1,523,655    QUALCOMM, Inc.                                                                                      57,380,847
                                                                                                                         163,111,187
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,587,563,461)                                                                               3,374,089,838
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.6%
        93,184,977    Janus Institutional Cash Reserves Fund, 5.30% (cost $93,184,977)                                    93,184,977
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
        94,738,303    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $94,738,303)                                                                94,738,303
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,775,486,741) - 100%                                                                  $3,562,013,118
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                        $  112,821,340               3.2%
Brazil                                             93,434,471               2.6%
Canada                                            105,379,442               2.9%
Italy                                             121,168,267               3.4%
Japan                                             137,913,252               3.9%
Mexico                                            135,002,719               3.8%
Switzerland                                       375,006,439              10.3%
Turkey                                             23,348,544               0.7%
United Kingdom                                     51,976,899               1.5%
United States++                                 2,405,961,745              67.7%
--------------------------------------------------------------------------------
Total                                          $3,562,013,118             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities(62.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open

Currency Sold and           Currency              Currency           Unrealized
Settlement Date           Units Sold        Value in $U.S.           Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 3/14/07        400,000           $   785,740           $  (45,368)
British Pound 6/8/07       4,600,000             9,030,084             (107,924)
--------------------------------------------------------------------------------
Total                                          $ 9,815,824           $ (153,292)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

## The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the peroid ended January 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                        Purchases                         Sales             Realized      Dividend        Value
                                Shares               Cost          Shares        Cost      Gain/(Loss)     Income       at 1/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund
Dade Behring Holdings, Inc.     1,732,005       $ 67,430,277           --       $   --       $   --      $ 268,366    $ 263,778,731
VistaPrint, Ltd.                       --                 --           --           --           --             --      112,821,340
-----------------------------------------------------------------------------------------------------------------------------------
                                                $ 67,430,277                    $   --       $   --      $ 268,366    $ 376,600,071
-----------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                  $ 51,976,899

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.1%
Aerospace and Defense - 1.4%
        11,993,004    BAE Systems PLC                                                                                 $   99,153,623
Agricultural Chemicals - 4.1%
         1,898,365    Potash Corporation of Saskatchewan, Inc.#                                                          295,659,702
Agricultural Operations - 4.9%
            34,400    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*,**, ##                                 16,600,363
         3,118,121    Bunge, Ltd.**,#                                                                                    239,939,411
       130,988,317    Chaoda Modern Agriculture Holdings, Ltd.#                                                           92,507,356
                                                                                                                         349,047,130
Audio and Video Products - 4.9%
         7,652,700    Sony Corp.#                                                                                        353,980,077
Automotive - Cars and Light Trucks - 0.3%
           367,561    BMW A.G.                                                                                            22,505,573
Automotive - Truck Parts and Equipment - Original - 0%
           144,600    TI Automotive, Ltd.*,**, ##                                                                                  0
Broadcast Services and Programming - 0.6%
         1,558,060    Grupo Televisa S.A. (ADR)                                                                           45,900,448
Building - Residential and Commercial - 2.1%
         9,679,000    Cyrela Brazil Realty S.A.                                                                           89,542,314
         2,748,390    Gafisa S.A.*                                                                                        40,112,092
         1,609,500    Rossi Residencial S.A.                                                                              17,958,687
                                                                                                                         147,613,093
Casino Hotels - 0.4%
         1,631,775    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      31,558,529
Cellular Telecommunications - 0.7%
         1,147,900    Hikari Tsushin, Inc.                                                                                53,815,776
Commercial Banks - 3.1%
         1,323,237    Anglo Irish Bank Corporation PLC                                                                    26,877,918
         1,973,525    Banca Generali S.P.A. (144A)*                                                                       29,987,970
        30,627,067    Banco De Oro                                                                                        31,704,109
           495,960    Banco De Oro (GDR)*                                                                                 10,267,825
         1,464,225    Banco Macro Bansud S.A. (ADR)                                                                       48,319,425
           382,905    Julius Baer Holding, Ltd.                                                                           46,173,928
         2,834,764    Punjab National Bank, Ltd.                                                                          32,553,139
                                                                                                                         225,884,314
Commercial Services - 1.3%
         6,385,800    Park24 Company, Ltd.#                                                                               92,093,302
Computers - Peripheral Equipment - 0.8%
         2,017,099    Logitech International S.A.*                                                                        58,244,633
Cosmetics and Toiletries - 1.2%
           704,680    LG Household & Health Care, Ltd.                                                                    85,878,465
Distribution/Wholesale - 6.1%
        11,738,500    Esprit Holdings, Ltd.                                                                              119,952,732
        99,736,110    Li & Fung, Ltd.                                                                                    314,423,001
                                                                                                                         434,375,733
Diversified Financial Services - 0.1%
           494,156    Reliance Capital, Ltd.                                                                               6,949,414
Diversified Minerals - 4.8%
        10,148,295    Companhia Vale do Rio Doce (ADR)#                                                                  344,331,649
Diversified Operations - 2.6%
        88,157,621    Polytec Asset Holdings, Ltd. ss.                                                                    29,451,401
         1,767,200    Bradespar S.A.                                                                                      47,090,944
        50,640,000    Melco International Development, Ltd.*                                                             107,761,352
                                                                                                                         184,303,697
E-Commerce/Products - 1.0%
         2,438,376    Submarino S.A.                                                                                      74,044,986
Electric - Distribution - 0.3%
         2,780,900    Equatorial Energia S.A.*                                                                            23,828,243
Electronic Components - Semiconductors - 7.9%
        72,886,857    ARM Holdings PLC                                                                                   174,027,780
           425,274    Samsung Electronics Company, Ltd.                                                                  263,318,573
         4,120,613    Silicon-On-Insulator Technologies (SOITEC)*                                                        122,465,954
                                                                                                                         559,812,307
Energy - Alternate Sources - 2.0%
         1,034,765    SunPower Corp. - Class A*,#                                                                         45,840,090
         2,566,120    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       94,433,216
                                                                                                                         140,273,306
Finance - Mortgage Loan Banker - 0.9%
         1,619,890    Housing Development Finance Corporation, Ltd.                                                       61,660,042
Food - Diversified - 0.2%
         8,103,070    FU JI Food & Catering Services#                                                                     17,081,031
Gambling - Non-Hotel - 0.7%
           711,900    Great Canadian Gaming Corp.*                                                                         7,374,287
         1,238,170    OPAP S.A.                                                                                           46,507,101
                                                                                                                          53,881,388
Internet Connectivity Services - 0.6%
           900,000    NDS Group PLC (ADR)*                                                                                42,624,000
Internet Gambling - 1.3%
        17,675,851    IG Group Holdings PLC                                                                               95,806,114
Investment Companies - 0.8%
         7,787,786    SM Investments Corp.                                                                                59,089,272
Investment Management and Advisory Services - 0.3%
         2,496,132    Bluebay Asset Management*                                                                           19,132,365
Medical - Biomedical and Genetic - 1.6%
         2,168,395    Celgene Corp.*                                                                                     116,399,444
Medical - Drugs - 1.1%
           420,611    Roche Holding A.G.                                                                                  79,296,143
Medical Instruments - 0.4%
         1,402,874    Elekta AB - Class B#                                                                                30,938,315
Multimedia - 2.1%
        10,080,402    Publishing & Broadcasting Ltd.                                                                     154,596,798
Non-Hazardous Waste Disposal - 0.4%
        63,334,512    China Water Affairs Group, Ltd.*,ss.                                                                27,764,673
Oil - Field Services - 1.0%
         1,147,833    Technip S.A.#                                                                                       73,900,881
Oil and Gas Drilling - 2.8%
         6,612,137    Nabors Industries, Ltd.*,#                                                                         200,215,508
Oil Companies - Exploration and Production - 2.6%
         1,453,996    EnCana Corp.                                                                                        69,746,834
         1,620,217    Niko Resources, Ltd.                                                                               119,643,828
                                                                                                                         189,390,662
Oil Companies - Integrated - 2.2%
           594,680    Lukoil (ADR)                                                                                        47,057,016
           536,765    Petroleo Brasileiro S.A. (ADR)                                                                      52,753,264
           745,575    Suncor Energy, Inc.                                                                                 55,246,550
                                                                                                                         155,056,830
Oil Refining and Marketing - 5.1%
         1,045,875    Petroplus Holdings A.G.*                                                                            66,857,285
         9,756,730    Reliance Industries, Ltd.                                                                          301,862,019
                                                                                                                         368,719,304
Public Thoroughfares - 1.4%
         4,092,800    Companhia de Concessoes Rodoviarias                                                                 53,760,090
         2,903,400    Obrascon Huarte Lain Brasil S.A.*                                                                   43,946,381
                                                                                                                          97,706,471
Real Estate Management/Services - 0.3%
         2,651,200    Sao Carlos Empreendimentos e Participacoes S.A.                                                     22,429,822

Real Estate Operating/Development - 4.7%
       114,473,700    Ayala Land, Inc.                                                                                    41,160,353
         4,247,945    Brascan Residential Properties S.A.*                                                                32,998,796
         9,180,000    CapitaLand, Ltd.                                                                                    40,538,690
       171,991,000    China Overseas Land & Investment, Ltd.                                                             191,507,220
         2,992,955    PDG Realty S.A. Empreendimentos e Participacoes                                                     19,727,111
           947,080    Rodobens Negocios Imobiliarios S.A.                                                                 10,005,638
                                                                                                                         335,937,808
Recreational Centers - 0.5%
         5,556,108    Orascom Hotels & Development*                                                                       39,137,617
Retail - Consumer Electronics - 0.9%
           745,000    Yamada Denki Company, Ltd.#                                                                         61,970,794
Semiconductor Components/Integrated Circuits - 2.2%
         5,783,139    Actions Semiconductor Company, Ltd. (ADR)*                                                          46,265,112
         5,060,075    Marvell Technology Group, Ltd.*,#                                                                   92,548,772
         1,883,360    Vimicro International Corp. (ADR)*,#                                                                17,835,419
                                                                                                                         156,649,303
Semiconductor Equipment - 1.5%
         4,144,941    ASML Holding N.V.*,#                                                                               105,520,578
Steel - Producers - 0.6%
         4,068,992    Tata Steel, Ltd.                                                                                    42,830,777
Sugar - 2.0%
         5,807,259    Bajaj Hindusthan, Ltd.                                                                              22,285,298
         1,009,400    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  3,873,057
        13,335,458    Balrampur Chini Mills, Ltd.                                                                         20,440,567
         5,048,700    Cosan S.A. Industria e Comercio*                                                                    96,740,704
           456,173    Shree Renuka Sugars, Ltd.                                                                            3,464,078
                                                                                                                         146,803,704
Telecommunication Equipment - Fiber Optics - 1.0%
         3,379,220    Corning, Inc.*,#                                                                                    70,422,945
Telecommunication Services - 3.8%
         5,925,995    Amdocs, Ltd. (U.S. Shares)*,#                                                                      205,513,507
         6,314,808    Reliance Communications, Ltd.*                                                                      66,246,598
                                                                                                                         271,760,105
Transportation - Railroad - 0.5%
         3,381,806    All America Latina Logistica (GDR)                                                                  36,619,448
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,970,390,927)                                                                               6,762,596,142
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
        14,705,233    Janus Institutional Cash Reserves Fund, 5.30%                                                       14,705,233
         3,115,500    Janus Money Market Fund, 5.25%                                                                       3,115,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $17,820,733)                                                                                    17,820,733
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.7%
         1,098,062    Foreign Bonds+                                                                                       1,098,062
       411,948,684    State Street Navigator Securities Lending
                      Prime Portfolio +                                                                                  411,948,684
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $413,046,746)                                                                               413,046,746
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,401,258,406) - 100%                                                                  $7,193,463,621
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Argentina                                      $   48,319,425               0.6%
Australia                                         154,596,798               2.1%
Bermuda                                           967,079,424              13.6%
Brazil                                          1,022,490,532              14.2%
Canada                                            547,671,201               7.6%
Cayman Islands                                    297,573,535               4.2%
Egypt                                              39,137,617               0.5%
France                                            196,366,835               2.7%
Germany                                            22,505,573               0.3%
Greece                                             46,507,101               0.6%
Hong Kong                                         358,591,774               4.9%
India                                             562,164,989               7.9%
Ireland                                            26,877,918               0.4%
Italy                                              29,987,970               0.4%
Japan                                             561,859,949               7.8%
Mexico                                             45,900,448               0.6%
Netherlands                                       105,520,578               1.5%
Philippines                                       142,221,559               2.0%
Russia                                             47,057,016               0.7%
Singapore                                          40,538,690               0.6%
South Korea                                       349,197,038               5.0%
Sweden                                             30,938,315               0.4%
Switzerland                                       250,571,989               3.4%
United Kingdom                                    636,257,389               8.9%
United States++                                   663,529,958               9.1%
--------------------------------------------------------------------------------
Total                                          $7,193,463,621             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities(3.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

**          Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

## Schedule of Fair Valued Securities
as of January 31, 2007

--------------------------------------------------------------------------------
                                                               Value as a % of
Janus Overseas Fund                            Value       Investment Securities
--------------------------------------------------------------------------------
BrasilAgro - Companhia Brasileira de
  Propriedades Agricolas                  $  16,600,363                     0.2%
TI Automotive, Ltd.                                  --                     0.0%
--------------------------------------------------------------------------------
                                          $  16,600,363                     0.2%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Value as a %
                                                                    Acquisition       Acquisition                     of Investment
                                                                       Date              Cost            Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
China Water Affairs Group, Ltd.                                      12/15/06         $22,204,967     $27,764,673              0.4%
Polytec Asset Holdings, Ltd.                                          5/5/06           22,750,354      29,451,401              0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      $44,955,321     $57,216,074              0.8%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

### The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the peroid ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                     Sales             Realized      Dividend       Value
                                         Shares       Cost          Shares        Cost       Gain/(Loss)     Income      at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Actions Semiconductor
  Company, Ltd. (ADR)                  1,680,624  $ 13,922,491            --  $         --  $         --  $         --  $ 46,265,112
Balrampur Chini Mills, Ltd.                   --            --            --            --            --       448,351    20,440,567
BrasilAgro - Companhia Brasileira
  de Propriedades Agricolas                   --            --            --            --            --            --    16,600,363
Chaoda Modern Agriculture
  Holdings, Ltd.                       8,460,000     5,120,189            --            --            --     1,790,212    92,507,356
China Water Affairs Group, Ltd.               --            --            --            --            --            --    27,764,673
Cosan S.A. Industria e Comercio               --            --            --            --            --            --    96,740,704
IG Group Holdings PLC                         --            --            --            --            --       693,742    95,806,114
NDS Group PLC (ADR)                      900,000    42,779,391            --            --            --            --    42,624,000
Polytec Asset Holdings, Ltd.                  --            --            --            --            --            --    29,451,401
Sao Carlos Empreendimentos
  e Participacoes S.A                  2,651,200    24,009,139            --            --            --            --    22,429,822
Silicon-On-Insulator
  Technologies (SOITEC)                2,553,786    84,020,488            --            --            --            --   122,465,954
SunPower Corp. - Class A               1,034,765    39,112,408            --            --            --            --    45,840,090
Vimicro International
  Corp. (ADR)                          1,500,600    15,562,001            --            --            --            --    17,835,419
------------------------------------------------------------------------------------------------------------------------------------
                                                  $224,526,107                $         --  $         --  $  2,932,305  $676,771,575
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $ 2,362,365

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.8%
Advertising Sales - 0.6%
           416,910    Lamar Advertising Co.*                                                                          $   27,632,795
Aerospace and Defense - 2.3%
         3,041,805    BAE Systems PLC**                                                                                   25,148,494
           571,870    Boeing Co.                                                                                          51,216,677
           525,385    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                21,304,362
                                                                                                                          97,669,533
Agricultural Chemicals - 0.6%
           160,615    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                            25,060,758
Agricultural Operations - 1.0%
           535,245    Bunge, Ltd. #                                                                                       41,187,103
Applications Software - 0.9%
         1,691,735    Red Hat, Inc.*,#                                                                                    38,453,137
Audio and Video Products - 1.0%
           892,400    Sony Corp.**                                                                                        41,278,480
Automotive - Cars and Light Trucks - 1.7%
           416,021    BMW A.G.**                                                                                          25,472,754
           317,262    Hyundai Motor Company, Ltd.**                                                                       22,710,129
         1,907,400    Nissan Motor Company, Ltd.**                                                                        23,842,582
                                                                                                                          72,025,465
Brewery - 0.5%
           331,738    Interbrew S.A.**                                                                                    21,389,320
Broadcast Services and Programming - 1.6%
         1,237,495    Grupo Televisa S.A. (ADR)                                                                           36,456,603
         1,061,790    Liberty Global, Inc. - Class A*                                                                     31,917,407
                                                                                                                          68,374,010
Building - Residential and Commercial - 1.8%
           113,595    NVR, Inc.*,#                                                                                        78,666,809
Casino Hotels - 1.4%
           377,005    Harrah's Entertainment, Inc.                                                                        31,849,382
           358,455    Station Casinos, Inc.                                                                               29,823,456
                                                                                                                          61,672,838
Casino Services - 0.8%
         1,090,105    Scientific Games Corp. - Class A*,#                                                                 33,836,859
Cellular Telecommunications - 0.3%
           312,000    Hikari Tsushin, Inc.**                                                                              14,627,165
Commercial Banks - 0.2%
           228,160    SVB Financial Group*,#                                                                              10,643,664
Commercial Services - 0.5%
         1,454,700    Park24 Company, Ltd.**                                                                              20,979,067
Commercial Services - Finance - 1.0%
         1,060,700    Paychex, Inc.                                                                                       42,438,607
Computer Services - 1.2%
         1,786,425    Ceridian Corp.*                                                                                     53,539,157
Computers - 1.5%
           752,385    Apple Inc.*,**                                                                                      64,501,966
Computers - Memory Devices - 2.0%
         4,206,850    EMC Corp.*                                                                                          58,853,832
           710,425    SanDisk Corp.*,#                                                                                    28,559,085
                                                                                                                          87,412,917
Consumer Products - Miscellaneous - 1.0%
           634,900    Kimberly-Clark Corp.                                                                                44,062,060
Containers - Metal and Glass - 3.2%
         1,061,003    Ball Corp.                                                                                          49,145,659
         3,989,690    Owens-Illinois, Inc.*                                                                               88,810,499
                                                                                                                         137,956,158
Cosmetics and Toiletries - 1.9%
         1,142,885    Avon Products, Inc.                                                                                 39,303,815
           666,905    Procter & Gamble Co.                                                                                43,262,128
                                                                                                                          82,565,943
Data Processing and Management - 0.7%
           838,100    NAVTEQ Corp.*,#                                                                                     29,735,788
Diagnostic Kits - 0.8%
           815,235    Dade Behring Holdings, Inc.                                                                         34,305,089
Distribution/Wholesale - 0.5%
         2,178,500    Esprit Holdings, Ltd.                                                                               22,261,535
Diversified Minerals - 1.4%
         1,835,060    Companhia Vale do Rio Doce (ADR)                                                                    62,263,586
Diversified Operations - 2.1%
         2,526,025    General Electric Co.                                                                                91,063,201
Drug Delivery Systems - 0.9%
         1,037,730    Hospira, Inc.*                                                                                      38,167,709
E-Commerce/Products - 0.4%
           540,045    Submarino S.A.                                                                                      16,399,286
Electronic Components - Semiconductors - 4.5%
        15,970,101    ARM Holdings PLC**                                                                                  38,130,897
         1,182,980    Microsemi Corp.*,#                                                                                  21,530,236
            54,307    Samsung Electronics Company, Ltd.**                                                                 33,625,479
         1,435,405    SiRF Technology Holdings, Inc.*                                                                     42,143,490
         1,837,550    Texas Instruments, Inc.                                                                             57,313,184
                                                                                                                         192,743,286
Electronic Forms - 1.0%
         1,105,110    Adobe Systems, Inc.*                                                                                42,955,626
Energy - Alternate Sources - 0.9%
         1,088,580    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       40,059,744
Entertainment Software - 1.5%
         1,134,940    Activision, Inc.*                                                                                   19,328,028
           913,504    Electronic Arts, Inc.*                                                                              45,675,200
                                                                                                                          65,003,228
Finance - Consumer Loans - 0.4%
           417,605    SLM Corp.                                                                                           19,193,126
Finance - Credit Card - 0.8%
           596,830    American Express Co.                                                                                34,747,443
Finance - Investment Bankers/Brokers - 2.6%
           671,115    JP Morgan Chase & Co.                                                                               34,179,887
           362,775    Merrill Lynch & Company, Inc.                                                                       33,941,229
         1,262,460    optionsXpress Holdings, Inc.                                                                        29,983,425
           210,910    UBS A.G. (U.S. Shares) **                                                                           13,289,439
                                                                                                                         111,393,980
Finance - Mortgage Loan Banker - 0.7%
           518,195    Fannie Mae                                                                                          29,293,563
Food - Retail - 0.8%
           276,809    Metro A.G.**                                                                                        18,959,608
         2,022,397    Tesco PLC**                                                                                         16,649,053
                                                                                                                          35,608,661
Food - Wholesale/Distribution - 1.0%
         1,220,825    Sysco Corp. #                                                                                       42,179,504
Independent Power Producer - 0.9%
           627,521    NRG Energy, Inc.*,#                                                                                 37,607,334
Industrial Automation and Robotics - 1.1%
           802,325    Rockwell Automation, Inc.                                                                           49,110,313
Insurance Brokers - 0.4%
           553,455    Marsh & McLennan Companies, Inc.                                                                    16,326,923
Investment Management and Advisory Services - 0.7%
           634,405    National Financial Partners Corp.                                                                   31,149,286
Medical - Biomedical and Genetic - 1.3%
         1,047,687    Celgene Corp.*                                                                                      56,239,838
Medical - Drugs - 4.0%
           752,903    Cubist Pharmaceuticals, Inc.*                                                                       13,853,415
           898,740    Merck & Company, Inc.                                                                               40,218,615
           584,362    Novartis A.G.**                                                                                     33,741,708
           268,334    Roche Holding A.G.**                                                                                50,587,957
           387,752    Sanofi-Aventis **,#                                                                                 34,249,011
                                                                                                                         172,650,706
Medical - HMO - 1.2%
         1,041,297    Coventry Health Care, Inc.*                                                                         53,678,860
Medical - Nursing Homes - 1.0%
           775,520    Manor Care, Inc.                                                                                    41,288,685
Medical Instruments - 1.7%
           345,285    Intuitive Surgical, Inc.*                                                                           33,979,497
           939,905    St. Jude Medical, Inc.*                                                                             40,190,338
                                                                                                                          74,169,835
Medical Products - 0.8%
           742,665    Varian Medical Systems, Inc.*                                                                       34,259,136
Metal Processors and Fabricators - 1.0%
           490,825    Precision Castparts Corp. #                                                                         43,629,434
Oil and Gas Drilling - 0.5%
           785,860    Nabors Industries, Ltd.*,#                                                                          23,795,841
Oil Companies - Exploration and Production - 1.8%
           416,446    Apache Corp.                                                                                        30,388,064
           380,241    EnCana Corp.**                                                                                      18,239,807
            34,650    EnCana Corp. (U.S. Shares)**                                                                         1,664,240
           396,184    EOG Resources, Inc. #                                                                               27,388,200
                                                                                                                          77,680,311
Oil Companies - Integrated - 0.7%
           577,671    Hess Corp.                                                                                          31,188,457
Oil Refining and Marketing - 1.2%
           874,965    Reliance Industries, Ltd.                                                                           27,070,412
           452,295    Valero Energy Corp.                                                                                 24,550,573
                                                                                                                          51,620,985
Real Estate Operating/Development - 0.9%
         8,513,000    CapitaLand, Ltd. #                                                                                  37,593,232
Reinsurance - 0.9%
            10,266    Berkshire Hathaway, Inc. - Class B*,#                                                               37,649,015
Respiratory Products - 0.9%
           911,125    Respironics, Inc.*                                                                                  38,813,925
Retail - Apparel and Shoe - 2.8%
           586,630    Abercrombie & Fitch Co. - Class A                                                                   46,660,550
           416,450    Industria de Diseno Textil S.A. **,#                                                                23,713,869
           952,325    Nordstrom, Inc.                                                                                     53,054,026
                                                                                                                         123,428,445
Retail - Building Products - 0.6%
           791,640    Lowe's Companies, Inc.                                                                              26,686,184
Retail - Computer Equipment - 0.5%
           421,200    GameStop Corp. - Class A*,#                                                                         22,504,716
Retail - Consumer Electronics - 1.3%
           716,615    Best Buy Company, Inc.                                                                              36,117,396
           259,580    Yamada Denki Company, Ltd.**                                                                        21,592,455
                                                                                                                          57,709,851
Retail - Drug Store - 1.2%
         1,596,455    CVS Corp.                                                                                           53,720,711
Retail - Pet Food and Supplies - 0.6%
           853,810    PETsMART, Inc.                                                                                      26,075,357
Retail - Restaurants - 0.6%
           446,915    Chipotle Mexican Grill, Inc. - Class A*,#                                                           26,555,689
Semiconductor Components/Integrated Circuits - 1.4%
         3,264,245    Cypress Semiconductor Corp.*,#                                                                      60,225,320
Semiconductor Equipment - 0.6%
         1,056,935    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    26,972,981
Soap and Cleaning Preparations - 0.4%
           385,790    Reckitt Benckiser PLC**                                                                             18,614,047
Telecommunication Equipment - Fiber Optics - 1.3%
         2,714,555    Corning, Inc.*                                                                                      56,571,326
Telecommunication Services - 1.7%
           691,000    Amdocs, Ltd. (U.S. Shares)*,**                                                                      23,963,880
           731,660    SAVVIS, Inc.*                                                                                       32,793,001
           786,728    Time Warner Telecom, Inc. - Class A*                                                                18,315,028
                                                                                                                          75,071,909
Television - 0.7%
         2,652,641    British Sky Broadcasting Group PLC **,#                                                             28,459,359
Therapeutics - 2.3%
           930,735    Amylin Pharmaceuticals, Inc.*                                                                       36,093,903
           507,775    Gilead Sciences, Inc.*                                                                              32,660,088
           551,568    United Therapeutics Corp.*                                                                          29,564,045
                                                                                                                          98,318,036
Tobacco - 1.1%
           561,320    Altria Group, Inc.                                                                                  49,053,755
Transportation - Services - 1.0%
           606,300    United Parcel Service, Inc. - Class B                                                               43,823,364
Transportation - Truck - 0.6%
           652,315    Landstar System, Inc.                                                                               27,586,401
Web Hosting/Design - 0.0%
            23,006    Equinix, Inc.*                                                                                       1,934,114
Web Portals/Internet Service Providers - 0.9%
         1,342,070    Yahoo!, Inc.*,#                                                                                     37,994,002
Wireless Equipment - 2.2%
           930,210    Crown Castle International Corp.*                                                                   32,706,184
         1,679,535    QUALCOMM, Inc.                                                                                      63,251,288
                                                                                                                          95,957,472
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,424,544,688)                                                                               3,939,063,321
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
        22,717,800    Janus Institutional Cash Reserves Fund, 5.30%                                                       22,717,800
        23,294,200    Janus Money Market Fund, 5.25%                                                                      23,294,200
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $46,012,000)                                                                                    46,012,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.1%
        22,502,564    Foreign Bonds +                                                                                     22,502,564
       328,532,863    State Street Navigator Securities Lending Prime Portfolio +                                        328,532,863
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $351,035,427)                                                                               351,035,427
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,821,592,115) - 100%                                                                  $4,336,110,748
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
-------------------------------------------------------------------------------
Belgium                                        $   21,389,320               0.5%
Bermuda                                            87,244,479               2.0
Brazil                                             99,967,234               2.3
Canada                                             44,964,805               1.0
Cayman Islands                                     40,059,744               0.9
France                                             34,249,011               0.8
Germany                                            44,432,362               1.0
India                                              27,070,412               0.6
Japan                                             122,319,749               2.8
Mexico                                             36,456,603               0.8
Netherlands                                        26,972,981               0.6
Singapore                                          37,593,232               0.9
South Korea                                        56,335,608               1.3
Spain                                              23,713,869               0.6
Switzerland                                        97,619,104               2.3
United Kingdom                                    150,965,730               3.5
United States ++                                3,384,756,505              78.1
-------------------------------------------------------------------------------
Total                                          $4,336,110,748             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (68.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open January 31, 2007 (unaudited)

Currency Sold and                 Currency            Currency        Unrealized
Settlement Date                 Units Sold      Value in $U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 3/15/07           13,000,000      $   25,536,462    $  (1,269,232)
British Pound 6/8/07             7,000,000          13,741,432         (164,232)
Canadian Dollar  6/8/07         11,250,000           9,598,239          (25,400)
Euro 3/15/07                     4,500,000           5,875,458         (189,484)
Euro 4/18/07                    41,080,000          53,713,103         (180,523)
Japanese Yen 3/14/07         3,350,000,000          28,049,218        1,383,669
South Korean Won  3/15/07   20,650,000,000          21,970,150         (338,052)
Swiss Franc  6/8/07             34,300,000          27,888,497           65,864
--------------------------------------------------------------------------------
Total                                           $  186,372,559    $    (717,390)

Schedule of Written Options-Calls (unaudited)                              Value
--------------------------------------------------------------------------------
             Apple, Inc.
             expires April 2007
             7,520 contracts
             Exercise price $100.00.................................$(1,278,400)
--------------------------------------------------------------------------------
Total Written Options-Calls
--------------------------------------------------------------------------------
             7,520 Contracts........................................$(1,278,400)
             (Premiums received $5,041,478)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                             $   624,560,473

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 22.3%
Apparel Manufacturers - 0.5%
$        1,025,000    Hanesbrands, Inc., 8.735%, senior notes, due 12/15/14 (144A)***                                 $    1,053,188
Automotive - Cars and Light Trucks - 0.2%
           460,000    General Motors Corp., 7.745%, bank loan, due 11/29/13***                                               463,625
Brewery - 0.8%
         1,620,000    SABMiller PLC, 5.66%, company guaranteed notes, due 7/1/09 (144A)***                                 1,621,782
Cable Television - 0.6%
         1,365,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09***                                       1,368,257
Casino Services - 0.8%
         1,638,685    Wimar Opco, LLC., 0%, bank loan, due 1/3/12***                                                       1,657,694
Cellular Telecommunications - 0.4%
           850,000    Rogers Wireless Communications, Inc., 8.485%, secured notes, due 12/15/10***                           867,000
Diversified Financial Services - 1.7%
         3,735,000    General Electric Capital Corp., 3.50%, notes, due 8/15/07**                                          3,701,770
Diversified Operations - Commercial Services - 0.4%
           820,000    Aramark Corp., 8.86%, senior notes, due 2/1/15 (144A)***                                               836,400
Educational Software - 0.6%
         1,365,000    Riverdeep Interactive Learning, 8.09563%, bank loan, due 12/20/13***                                 1,377,626
Electronic Components - Semiconductors - 2.6%
         1,450,304    Advanced Micro Devices, Inc., 7.62%, bank loan, due 12/31/13***                                      1,461,456
           422,000    Freescale Semiconductor, Inc., 7.3694%, bank loan, due 12/2/13***                                      424,638
         2,465,000    Freescale Semiconductor, Inc., 9.2444%, senior notes, due 12/15/14 (144A)***                         2,452,674
         1,316,000    Spansion LLC, 8.37531%, bank loan, due 11/1/12***                                                    1,321,488
                                                                                                                           5,660,256
Finance - Investment Bankers/Brokers - 2.3%
         3,280,000    Citigroup, Inc., 3.50%, notes, due 2/1/08                                                            3,221,691
         1,643,000    Morgan Stanley, 5.61%, senior unsecured notes, due 1/9/12***                                         1,647,323
                                                                                                                           4,869,014
Independent Power Producer - 0.7%
         1,099,807    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13***                                                 1,109,320
           485,240    NRG Energy, Inc., 7.36375%, bank loan, due 2/1/13***                                                   488,729
                                                                                                                           1,598,049
Medical - Hospitals - 0.6%
         1,243,000    HCA, Inc., 8.11375%, bank loan, due 11/18/13***                                                      1,254,746
Office Automation and Equipment - 0.8%
         1,640,000    Xerox Corp., 6.11063%, senior unsecured notes, due 12/18/09***                                       1,656,400
Oil Companies - Integrated - 0.8%
         1,620,000    ConocoPhillips, 5.36%, company guaranteed notes, due 4/11/07***                                      1,620,076
Photo Equipment and Supplies - 0.7%
            81,854    Eastman Kodak Co., 0%, bank loan, due 10/18/12***                                                       82,033
            38,963    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12***                                                    39,048
           383,355    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12***                                                   384,195
           459,481    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12***                                                   460,487
           452,963    Eastman Kodak Co., 7.57%, bank loan, due 10/18/12***                                                   453,955
                                                                                                                           1,419,718
Pipelines - 0.8%
         1,815,000    Enterprise Products Operating L.P., 4.00%, senior notes, due 10/15/07                                1,794,400
Poultry - 0.6%
         1,230,000    Pilgrims Pride, Corp., 7.625%, senior notes, due 5/1/15                                              1,217,700
Publishing - Periodicals - 0.4%
           918,000    Idearc, Inc., 7.33%, bank loan, due 11/17/14***                                                        925,050
Reinsurance - 1.7%
         3,695,000    Berkshire Hathaway, Inc., 3.375%, notes, due 10/15/08                                                3,578,855
Retail - Computer Equipment - 0.1%
           275,000    GameStop Corp., 9.235%, company guaranteed notes, due 10/1/11***                                       285,313
Retail - Pet Food and Supplies - 0.3%
           362,500    Petco Animal Supplies, Inc., 8.095%, bank loan, due 10/25/13***                                        365,748
           362,500    Petco Animal Supplies, Inc., 8.11%, bank loan, due 10/25/13***                                         365,748
Retail - Restaurants - 0.4%
           825,000    Sbarro, Inc., 0%, bank loan, due 1/31/14***                                                            829,125
Rubber - Tires - 1.0%
         1,785,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                1,785,000
           305,000    Goodyear Tire & Rubber Co., 9.14%, senior notes, due 12/1/09 (144A)***                                 307,288
                                                                                                                           2,092,288
Satellite Telecommunications - 0.9%
         1,110,000    INTELSAT Bermuda, Ltd., 0%, bank loan, due 2/1/14***                                                 1,117,637
           820,000    INTELSAT Bermuda, Ltd., 8.87188%, senior notes, due 1/15/15 (144A)***                                  834,350
                                                                                                                           1,951,987
Specified Purpose Acquisition Company - 0.2%
           467,875    Solar Capital Corp., 7.87531%, bank loan, due 2/11/13***                                               471,889
Telecommunication Services - 0.4%
           880,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                               868,709
Telephone - Integrated - 0.6%
         1,305,000    Mountain States Telephone & Telegraph Co., 6.00%, debentures, due 8/1/07                             1,298,475
Transportation - Railroad - 0.4%
           820,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 12.50%
                      senior notes, due 6/15/12                                                                              885,600
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $47,970,353)                                                                                  47,956,488
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 0.9%
         1,880,000    Federal Home Loan Bank System, 3.75%, due 5/15/07
                      (cost $1,878,043)                                                                                    1,871,431
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 54.4%
           175,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                              174,371
           410,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                              407,565
         9,065,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                            8,919,461
         9,580,000    U.S. Treasury Notes, 4.375%, due 1/31/08#                                                            9,516,379
         1,700,000    U.S. Treasury Notes, 4.625%, due 2/29/08#                                                            1,692,430
        10,175,000    U.S. Treasury Notes, 4.625%, due 3/31/08#                                                           10,127,300
         3,255,000    U.S. Treasury Notes, 4.875%, due 4/30/08#                                                            3,249,024
         1,060,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                             1,043,520
           580,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                              578,958
         3,380,000    U.S. Treasury Notes, 5.00%, due 7/31/08#                                                             3,380,395
           820,000    U.S. Treasury Notes, 4.875%, due 8/31/08#                                                              818,431
         3,375,000    U.S. Treasury Notes, 4.625%, due 9/30/08#                                                            3,356,542
         6,080,000    U.S. Treasury Notes, 4.875%, due 10/31/08#                                                           6,070,260
         2,950,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                           2,920,845
        14,292,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                           14,245,108
        12,150,000    U.S. Treasury Bonds, 4.875%, due 1/31/09                                                            12,137,656
        15,985,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            15,853,252
         2,640,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                             2,588,129
         2,422,000    U.S. Treasury Notes, 3.50%, due 8/15/09                                                              2,342,907
        17,765,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                          17,654,661
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $117,502,261)                                                                      117,077,194
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.6%
         3,538,947    Janus Institutional Cash Reserves Fund, 5.30%
                      (cost $3,538,947)                                                                                    3,538,947
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.2%
        43,462,446    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $43,462,446)                                                                 43,462,446
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Notes - 0.6%
         1,217,425    California Infrastructure and Economic Development Bank Industrial Revenue,
                      Series B, 5.42%, 4/1/24 (cost $1,217,425)                                                            1,217,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $215,569,475) - 100%                                                                      $215,123,931
------------------------------------------------------------------------------------------------------------------------------------

                  Geographic Summary of Investments by Country
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $    834,350              0.4%
Canada                                                 867,000              0.4%
Mexico                                                 885,600              0.4%
United Kingdom                                       1,621,782              0.8%
United States++                                    210,915,199             98.0%
--------------------------------------------------------------------------------
Total                                             $215,123,931            100.0%
                                                  ============            =====

++ Includes Short-Term and Other Securities (76.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                        $ 1,139,768

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.2%
Agricultural Chemicals - 2.1%
         1,900,000    UAP Holding Corp.#                                                                              $   47,595,000
Automotive - Medium and Heavy Duty Trucks - 0.4%
           550,000    A.S.V., Inc.*,#                                                                                      9,322,500
Building - Mobile Home and Manufactured Homes - 0.5%
           800,000    Monaco Coach Corp.#                                                                                 12,064,000
Building - Residential and Commercial - 0.2%
           153,900    Standard Pacific Corp.#                                                                              4,223,016
Building and Construction Products - Miscellaneous - 0.7%
           567,500    Trex Company, Inc.*,#                                                                               15,186,300
Chemicals - Specialty - 3.6%
         2,100,000    Chemtura Corp.#                                                                                     24,192,000
         1,400,000    Ferro Corp.#                                                                                        29,834,000
           500,000    Lubrizol Corp.                                                                                      25,760,000
                                                                                                                          79,786,000
Coal - 0.3%
           210,000    Arch Coal, Inc.#                                                                                     6,241,200
Commercial Banks - 5.9%
         1,900,000    F.N.B. Corp.#                                                                                       33,421,000
         1,150,000    First Charter Corp.#                                                                                27,657,500
         1,750,010    First Financial Bancorp.#                                                                           28,752,664
           250,000    First Midwest Bancorp, Inc.#                                                                         9,385,000
         1,450,000    Old National Bancorp#                                                                               27,173,000
           200,000    Susquehanna Bancshares, Inc.#                                                                        5,048,000
                                                                                                                         131,437,164
Computer Services - 0.5%
           450,000    Covansys Corp.*                                                                                     10,156,500
Computers - Integrated Systems - 0.3%
           325,000    Jack Henry & Associates, Inc.#                                                                       6,935,500
Consulting Services - 0.3%
           250,000    MAXIMUS, Inc.                                                                                        7,537,500
Decision Support Software - 0.4%
           879,400    Wind River Systems, Inc.*,#                                                                          8,723,648
Distribution/Wholesale - 0.7%
           400,000    Tech Data Corp.*                                                                                    14,856,000
Diversified Operations - 1.4%
           275,000    A.O. Smith Corp.#                                                                                   10,546,250
         1,250,000    Federal Signal Corp.#                                                                               20,525,000
                                                                                                                          31,071,250
Electric Products - Miscellaneous - 0.7%
           498,800    Littelfuse, Inc.*,#                                                                                 15,657,332
Electronic Components - Miscellaneous - 0.9%
           600,000    Methode Electronics, Inc.                                                                            6,606,000
         1,045,000    Vishay Intertechnology, Inc.*,#                                                                     13,731,300
                                                                                                                          20,337,300
Electronic Components - Semiconductors - 1.8%
           454,900    Cree, Inc.*,#                                                                                        6,996,362
         1,000,000    OmniVision Technologies, Inc.*,#                                                                    11,540,000
           400,000    QLogic Corp.*                                                                                        7,320,000
         1,100,000    Semtech Corp.*,#                                                                                    15,070,000
                                                                                                                          40,926,362
Electronic Measuring Instruments - 0.9%
           285,600    Molecular Devices Corp.*                                                                            10,047,408
           450,000    Orbotech, Ltd.*                                                                                     10,773,000
                                                                                                                          20,820,408
Engineering - Research and Development Services - 1.2%
           600,000    URS Corp.*                                                                                          25,782,000
Engines - Internal Combustion - 0.9%
           650,000    Briggs & Stratton Corp.#                                                                            19,266,000
Enterprise Software/Services - 0.6%
           299,980    Hyperion Solutions Corp.*                                                                           12,665,156
E-Services/Consulting - 0.5%
           550,000    Websense, Inc.*,#                                                                                   11,907,500
Fiduciary Banks - 0.3%
           199,400    Boston Private Financial Holdings, Inc.                                                              5,766,648
Finance - Investment Bankers/Brokers - 0.8%
           600,000    KBW, Inc.*                                                                                          17,490,000
Food - Retail - 1.1%
           875,000    Ruddick Corp.#                                                                                      24,325,000
Footwear and Related Apparel - 1.5%
         1,100,000    Wolverine World Wide, Inc.#                                                                         33,847,000
Industrial Automation and Robotics - 0.7%
           684,300    Cognex Corp.#                                                                                       14,931,426
Instruments - Scientific - 1.1%
           675,000    PerkinElmer, Inc.                                                                                   16,112,250
           150,000    Varian, Inc.*                                                                                        8,026,500
                                                                                                                          24,138,750
Internet Infrastructure Equipment - 0.8%
           500,000    Avocent Corp.*,#                                                                                    17,270,000
Investment Management and Advisory Services - 1.8%
         1,600,000    Waddell & Reed Financial, Inc. - Class A                                                            41,072,000
Lasers - Systems and Components - 0.7%
           770,000    Electro Scientific Industries, Inc.*,#                                                              16,162,300
Machinery - General Industrial - 1.6%
         1,050,000    Albany International Corp. - Class A#                                                               35,637,000
Medical - Generic Drugs - 1.5%
         2,000,000    Perrigo Co.                                                                                         34,560,000
Medical Information Systems - 0.9%
           440,000    Computer Programs and Systems, Inc.#,**                                                             13,970,000
           600,000    Dendrite International, Inc.*                                                                        6,546,000
                                                                                                                          20,516,000
Medical Products - 0.6%
           350,000    Invacare Corp.#                                                                                      7,556,500
           250,000    Wright Medical Group, Inc.*,#                                                                        5,472,500
                                                                                                                          13,029,000
Medical Sterilization Products - 1.3%
         1,106,100    Steris Corp.#                                                                                       28,581,624
Metal Processors and Fabricators - 1.5%
           800,000    Kaydon Corp.#                                                                                       34,480,000
Multi-Line Insurance - 2.2%
         2,250,000    Old Republic International Corp.                                                                    50,175,000
Networking Products - 0.3%
           400,000    Foundry Networks, Inc.*,#                                                                            5,788,000
Office Furnishings - Original - 0.8%
           390,300    HNI Corp.#                                                                                          18,945,162
Oil Companies - Exploration and Production - 7.1%
           350,000    Bill Barrett Corp.*                                                                                 10,815,000
           800,000    Bois d'Arc Energy, Inc.*,#                                                                          12,288,000
         1,150,000    Compton Petroleum Corp.*                                                                            11,071,975
         1,550,000    Edge Petroleum Corp.*,#,**                                                                          22,955,500
           500,000    Encore Acquisition Co.*,#                                                                           12,975,000
           800,000    Forest Oil Corp.*                                                                                   25,536,000
           250,000    Newfield Exploration Co.*                                                                           10,702,500
         1,000,000    Petrohawk Energy Corp.*,#                                                                           11,540,000
           525,000    Quest Resource Corp.*,#                                                                              4,756,500
           950,000    St. Mary Land & Exploration Co.#                                                                    34,190,501
                                                                                                                         156,830,976
Paper and Related Products - 2.7%
         1,400,000    Glatfelter#                                                                                         22,666,000
           378,938    Potlatch Corp.#                                                                                     17,889,663
           450,000    Rayonier, Inc.                                                                                      19,440,000
            84,768    Wausau Paper Corp.#                                                                                  1,207,096
                                                                                                                          61,202,759
Physician Practice Management - 0.2%
           168,600    Matria Healthcare, Inc.*,#                                                                           4,658,418
Pipelines - 1.8%
           175,000    Magellan Midstream Partners, L.P.#                                                                   7,316,750
            57,850    Markwest Energy Partners L.P.#                                                                       3,615,625
           300,000    Regency Energy Partners L.P.#                                                                        8,472,000
           532,800    Williams Partners L.P.#                                                                             21,860,784
                                                                                                                          41,265,159
Property and Casualty Insurance - 1.3%
           900,000    Bristol West Holdings, Inc.                                                                         14,913,000
           275,000    RLI Corp.                                                                                           15,218,500
                                                                                                                          30,131,500
Publishing - Books - 0.6%
           350,000    Scholastic Corp.*,#                                                                                 12,372,500
Radio - 1.1%
           900,000    Entercom Communications Corp.#                                                                      25,371,000
REIT - Manufactured Homes - 1.0%
           425,000    Equity Lifestyle Properties, Inc.#                                                                  23,472,750
REIT - Storage - 0.5%
           500,000    U-Store-It Trust#                                                                                   10,985,000
REIT - Warehouse and Industrial - 0.5%
           200,000    EastGroup Properties, Inc.                                                                          10,948,000
Retail - Apparel and Shoe - 1.3%
           800,000    Finish Line (The), Inc. - Class A#                                                                  10,216,000
           450,000    Foot Locker, Inc.#                                                                                  10,098,000
           400,000    Kenneth Cole Productions, Inc.#                                                                      9,472,000
                                                                                                                          29,786,000
Retail - Convenience Stores - 2.2%
         1,900,000    Casey's General Stores, Inc.                                                                        48,488,000
Retail - Discount - 0.3%
           450,000    Tuesday Morning Corp.#                                                                               7,497,000
Retail - Mail Order - 0.6%
           400,000    Williams-Sonoma, Inc.#                                                                              14,000,000
Retail - Propane Distribution - 1.4%
         1,000,000    Inergy L.P.#                                                                                        30,910,000
Retail - Restaurants - 0.4%
           471,700    The Steak n Shake Co.*,#                                                                             8,320,788
Rubber - Tires - 0.5%
           700,000    Cooper Tire & Rubber Co.#                                                                           11,193,000
Savings/Loan/Thrifts - 4.3%
         1,000,000    Brookline Bancorp, Inc.#                                                                            13,310,000
         1,800,000    Dime Community Bancshares#                                                                          24,174,000
         1,100,000    First Niagara Financial Group, Inc.#                                                                15,939,000
         1,320,000    Flushing Financial Corp.#,**                                                                        23,086,800
         1,100,000    Provident Financial Services, Inc.#                                                                 20,020,000
                                                                                                                          96,529,800
Semiconductor Equipment - 0.4%
           650,000    Teradyne, Inc.*,#                                                                                    9,685,000
Telecommunication Equipment - 0.3%
           350,000    Harris Stratex Networks#                                                                             7,693,000
Telecommunication Services - 0.8%
         1,900,000    Premiere Global Services, Inc.*,#                                                                   17,974,000
Transportation - Railroad - 1.9%
         1,400,000    Kansas City Southern*,#                                                                             42,084,000
Transportation - Services - 1.5%
         1,150,000    Laidlaw International, Inc.                                                                         34,166,500
Transportation - Truck - 1.2%
           260,955    Celadon Group, Inc.*                                                                                 4,381,434
           500,000    J.B. Hunt Transport Services, Inc.#                                                                 12,565,000
           500,000    Knight Transportation, Inc.#                                                                         9,400,000
                                                                                                                          26,346,434
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,418,115,694)                                                                               1,751,124,130
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.3%
        71,570,407    Janus Institutional Cash Reserves Fund, 5.30%                                                       71,570,407
        46,088,246    Janus Money Market Fund, 5.25%                                                                      46,088,246
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $117,658,653)                                                                                  117,658,653
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.5%
       369,830,323    State Street Navigator Securities Lending Prime Portfolio+ (cost $369,830,323)                     369,830,323
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,905,604,670) - 100%                                                                  $2,238,613,106
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Canada                                             11,071,975               0.5%
Israel                                             10,773,000               0.5%
United States++                                 2,216,768,131              99.0%
--------------------------------------------------------------------------------
Total                                          $2,238,613,106             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (77.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan at January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal year ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                    Sales           Realized       Dividend         Value
                                       Shares           Cost        Shares      Cost      Gain/(Loss)      Income        at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
Computer Programs and Systems, Inc       240,000    $ 8,100,793         --     $   --        $    --      $  72,000     $ 13,970,000
Edge Petroleum Corp.                     450,000      6,283,340         --         --             --              -       22,955,500
Flushing Financial Corp.                      --             --         --         --             --        145,200       23,086,800
------------------------------------------------------------------------------------------------------------------------------------
                                                    $14,384,133                $   --        $    --      $ 217,200     $ 60,012,300
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 42.3%
           161,279    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $    2,314,355
           195,527    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              2,313,079
            69,948    Janus Contrarian Fund                                                                                1,235,985
            35,966    Janus Growth and Income Fund                                                                         1,379,999
            87,528    Janus Orion Fund                                                                                       893,656
            59,483    Janus Overseas Fund                                                                                  2,776,054
            33,946    Janus Research Fund                                                                                    883,612
                                                                                                                          11,796,740
Fixed-Income Funds - 57.7%
         1,360,030    Janus Flexible Bond Fund                                                                            12,757,076
            85,369    Janus High-Yield Fund                                                                                  843,450
           874,108    Janus Short-Term Bond Fund                                                                           2,517,431
                                                                                                                          16,117,957
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,753,156) - 100%                                                                     $   27,914,697
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds (1) - 100.0%
Equity Funds - 81.1%
           967,405    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $   13,882,262
         1,174,262    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                             13,891,517
           256,931    Janus Growth and Income Fund                                                                         9,858,438
           518,094    Janus Orion Fund                                                                                     5,289,740
           538,519    Janus Overseas Fund                                                                                 25,132,704
           281,590    Janus Research Fund                                                                                  7,329,794
           149,278    Janus Twenty Fund                                                                                    8,290,917
                                                                                                                          83,675,372
Fixed-Income Funds - 18.9%
         1,757,083    Janus Flexible Bond Fund                                                                            16,481,442
           304,261    Janus High-Yield Fund                                                                                3,006,098
                                                                                                                          19,487,540
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $95,762,243) - 100%                                                                     $  103,162,912
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 61.8%
           568,502    Janus Adviser INTECH Risk-Managed Growth Fund - I Shares                                        $    8,158,005
           627,461    Janus Adviser INTECH Risk-Managed Value Fund - I Shares                                              7,422,866
           203,522    Janus Growth and Income Fund                                                                         7,809,130
           224,535    Janus Orion Fund                                                                                     2,292,505
           288,404    Janus Overseas Fund                                                                                 13,459,817
           116,080    Janus Research Fund                                                                                  3,021,564
            53,894    Janus Twenty Fund                                                                                    2,993,296
                                                                                                                          45,157,183
Fixed Income Funds - 38.2%
         2,379,885    Janus Flexible Bond Fund                                                                            22,323,317
           219,238    Janus High-Yield Fund                                                                                2,166,074
         1,209,040    Janus Short-Term Bond Fund                                                                           3,482,034
                                                                                                                          27,971,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $68,968,979) - 100%                                                                     $   73,128,608
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 100%

Colorado - 26.5%
         $ 800,000    Arvada, Colorado, Variable Rate, 2.00%, 11/1/20                                                 $      800,000
         1,540,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate, 2.30%,
                      12/1/28                                                                                              1,540,000
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 2.01%, 12/1/34                          3,000,000
         7,000,000    Colorado Educational and Cultural Facilities Authority Revenue, (California Baptist
                      University Project), Variable Rate, 2.53%, 9/1/35                                                    7,000,000
         1,990,000    Commerce City, Colorado, Northern Infrastructure General Improvement District,
                      Variable Rate, 3.61%, 12/1/31                                                                        1,990,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate,
                      2.01%, 12/1/34                                                                                       4,000,000
         1,300,000    Ebert Metropolitan District Securitization Trust, Series 2005-S1, Variable Rate,
                      3.66%, 12/1/09                                                                                       1,300,000
         1,000,000    Four Mile Ranch Metropolitan District No. 1, Colorado, Variable Rate, 2.80%,
                      12/1/35                                                                                              1,000,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 1.96%, 12/1/30                                   2,750,000
                                                                                                                          23,380,000
Delaware - 4.0%
         3,500,000    Delaware Economic Development Authority, (Archmere Academy, Inc. Project),
                      Variable Rate, 3.99%, 7/1/36                                                                         3,500,000
Florida - 4.9%
         1,300,000    Brevard County, Florida, Health Facilities Authority Revenue, (Health First
                      Project), Variable Rate, 3.72%, 8/1/14                                                               1,300,000
         1,000,000    Jacksonville, Florida Economic Development Revenue, (Methodist Project),
                      Variable Rate, 3.57%, 10/1/15                                                                        1,000,000
         2,000,000    Jacksonville, Florida, Educational Facilities Revenue, (Edward Waters College
                      Project), Variable Rate, 3.97%, 12/1/29                                                              2,000,000
                                                                                                                           4,300,000
Georgia - 3.3%
         2,000,000    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds, (Atlantic Station
                      Project), Variable Rate, 3.90%, 12/1/24                                                              2,000,000
           900,000    Cobb County, Georgia, Industrial Development Authority Revenue, (Nuclear Power
                      Operations), Variable Rate, 3.92%, 2/1/13                                                              900,000
                                                                                                                           2,900,000
Illinois - 15.8%
         2,300,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 1.95%, 12/1/14                            2,300,000
         8,025,000    Illinois Development Finance Authority Revenue, (Illinois Central College), Series
                      A, Variable Rate, 2.09%, 6/1/33                                                                      8,025,000
         2,800,000    Illinois Development Finance Authority Revenue, (Shelby Memorial Hospital Association, Inc.),
                      Series B-1, Variable Rate, 3.84%, 10/1/29                                                            2,800,000
           850,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center),
                      Program E-1, Variable Rate, 3.06%, 10/1/29                                                             850,000
                                                                                                                          13,975,000
Indiana - 7.1%
         1,300,000    Indiana Health and Educational Facility Financing Authority Revenue, (Charity
                      Obligated Group), Series D, Variable Rate, 5.00%, 11/1/26                                            1,316,820
         2,095,000    Indiana Health and Educational Facility Financing Authority Revenue, (Schneck
                      Memorial Hospital Project), Series B, Variable Rate, 3.60%, 2/15/36                                  2,095,000
           200,000    Indiana Health Facility Financing Authority Revenue, (Fayette Memorial Hospital
                      Association), Series A, Variable Rate, 1.95%, 10/1/32                                                  200,000
         2,600,000    Logansport, Indiana, Economic Development Revenue, (Modine Manufacturing
                      Co.), Variable Rate, 2.14%, 1/1/08                                                                   2,600,000
                                                                                                                           6,211,820
Iowa - 7.4%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate,
                      2.12%, 10/1/10                                                                                       5,250,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                      Association), Variable Rate, 2.02%, 3/1/22                                                           1,275,000
                                                                                                                           6,525,000
Maryland - 3.6%
         3,200,000    Maryland State Health and Higher Educational Facilities Authority Revenue,
                      (Edenwald Project), Series B, Variable Rate, 3.65%, 1/1/37                                           3,200,000
Michigan - 2.3%
         2,000,000    Eastern Michigan University Revenue, Variable Rate, 1.67%, 6/1/27                                    2,000,000
Minnesota - 3.2%
           200,000    Center City, Minnesota, Healthcare Facilities Revenue, (Hazelden Foundation
                      Project), Variable Rate, 3.73%, 11/1/35                                                                200,000
         1,090,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue,
                      (Goodwill/Easter Seals), Variable Rate, 2.02%, 8/1/25                                                1,090,000
         1,500,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance
                      Corporation Project), Variable Rate, 2.02%, 12/1/22                                                  1,500,000
                                                                                                                           2,790,000
Nebraska - 2.2%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable
                      Rate, 1.98%, 11/1/14                                                                                 1,900,000
Nevada - 2.2%
         1,900,000    Clark County, Nevada, Economic Development Revenue, (Lutheran Secondary
                      School Association), Variable Rate, 2.07%, 2/1/30                                                    1,900,000
Ohio - 2.3%
         2,000,000    Hilliard, Ohio, School District Bond Anticipation Notes, Variable Purpose, 4.50%,
                      6/14/07                                                                                              2,005,931
Pennsylvania - 2.0%
         1,800,000    Washington County, Pennsylvania, Hospital Authority Revenue, Variable Rate,
                      1.80%, 7/1/31                                                                                        1,800,000
Texas - 5.9%
         4,675,000    Alamo Heights, Texas, Higher Education Facilities Corp. Revenue, (University of
                      the Incarnate Word), Variable Rate, 1.97%, 4/1/19                                                    4,675,000
           500,000    Duncanville, Texas, Independent School District, 4.50%, 2/15/08                                        504,256
                                                                                                                           5,179,256
Washington - 2.0%
         1,720,000    Washington State Economic Development Revenue, (Benaroya Research), Variable
                      Rate, 3.72%, 12/1/24                                                                                 1,720,000
Wisconsin - 0.3%
           300,000    Wisconsin State Health and Educational Facilities Authority Revenue, (Wisconsin
                      Lutheran College), Variable Rate, 1.85%, 9/1/31                                                        300,000
Wyoming - 5.0%
         4,360,000    Sweetwater County, Wyoming, Hospital Revenue, (Memorial Hospital Project),
                      Series A, Variable Rate, 3.93%, 9/1/26                                                               4,360,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $87,947,007) - 100%                                                                     $   87,947,007
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.8%
Advertising Sales - 1.2%
            21,043    Lamar Advertising Co.*                                                                          $    1,394,730
Aerospace and Defense - 3.0%
            26,185    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 1,061,802
            35,350    Spirit Aerosystems Holdings, Inc.*                                                                   1,082,770
            45,560    TransDigm Group, Inc.*                                                                               1,451,085
                                                                                                                           3,595,657
Airport Development - Maintenance - 0.6%
            27,590    Grupo Aeroportuario del Centro Norte (ADR)*                                                            669,333
Apparel Manufacturers - 0.9%
            76,425    Quiksilver, Inc.*                                                                                    1,085,999
Applications Software - 0.7%
            37,545    Red Hat, Inc.*                                                                                         853,398
Auction House - Art Dealer - 1.1%
            22,350    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                        1,324,685
Audio and Video Products - 1.5%
            71,010    DTS, Inc.*                                                                                           1,741,875
Casino Services - 1.6%
            60,815    Scientific Games Corp. - Class A*                                                                    1,887,698
Chemicals - Plastics - 0.5%
            48,075    Landec Corp.*                                                                                          588,919
Commercial Banks - 1.9%
            28,085    East West Bancorp, Inc.                                                                              1,078,464
            24,310    Westamerica Bancorporation                                                                           1,211,854
                                                                                                                           2,290,318
Commercial Services - 1.3%
            33,175    CoStar Group, Inc.*                                                                                  1,574,817
Commercial Services - Finance - 2.7%
            48,070    Bankrate, Inc.*                                                                                      1,899,246
            35,230    Jackson Hewitt Tax Service, Inc.                                                                     1,288,361
                                                                                                                           3,187,607
Communications Software - 1.5%
           126,620    InPhonic, Inc.*                                                                                      1,757,486
Computer Services - 2.2%
            49,785    Ceridian Corp.*                                                                                      1,492,056
            29,030    IHS, Inc. - Class A*                                                                                 1,104,882
                                                                                                                           2,596,938
Consulting Services - 2.3%
            19,470    Advisory Board Co.*                                                                                  1,096,356
            17,815    Corporate Executive Board Co.                                                                        1,616,355
                                                                                                                           2,712,711
Cosmetics and Toiletries - 1.2%
            20,235    Bare Escentuals, Inc.*                                                                                 738,375
            32,490    Physicians Formula Holdings, Inc.*                                                                     673,518
                                                                                                                           1,411,893
Data Processing and Management - 1.6%
            54,410    NAVTEQ Corp.*                                                                                        1,930,467
Distribution/Wholesale - 2.3%
            27,915    MWI Veterinary Supply, Inc.*                                                                           914,495
            83,890    NuCo2, Inc.                                                                                          1,831,319
                                                                                                                           2,745,814
Diversified Operations - 0.9%
         3,134,289    Polytec Asset Holdings, Ltd.ss.                                                                      1,047,093
Electronic Components - Semiconductors - 5.4%
            30,735    International Rectifier Corp.*                                                                       1,282,572
            38,990    IPG Photonics Corp.*                                                                                 1,029,726
            64,635    Microsemi Corp.*                                                                                     1,176,357
            40,478    Silicon-On-Insulator Technologies (SOITEC)*                                                          1,203,019
            59,155    SiRF Technology Holdings, Inc.*                                                                      1,736,790
                                                                                                                           6,428,464
Electronic Measuring Instruments - 1.1%
            22,832    Trimble Navigation, Ltd.*                                                                            1,291,835
Enterprise Software/Services - 1.8%
           103,375    Omnicell, Inc.*                                                                                      2,141,930
Finance - Consumer Loans - 1.0%
            42,280    Nelnet, Inc. - Class A*                                                                              1,169,888
Finance - Other Services - 3.0%
            20,560    International Securities Exchange, Inc.                                                                851,800
           211,365    MarketAxess Holdings, Inc.*                                                                          2,677,994
                                                                                                                           3,529,794
Hazardous Waste Disposal - 1.1%
            16,705    Stericycle, Inc.*                                                                                    1,286,285
Human Resources - 1.0%
            36,035    Resources Connection, Inc.*                                                                          1,131,499
Internet Applications Software - 0.7%
               562    E-Seikatsu Company, Ltd.*                                                                              788,753
Internet Content-Entertainment - 0.5%
           116,460    Harris Interactive, Inc.*                                                                              606,757
Machinery - General Industrial - 1.9%
            82,895    Altra Holdings, Inc.*                                                                                1,193,688
         2,256,000    Shanghai Electric Group Company, Ltd.                                                                1,105,271
                                                                                                                           2,298,959
Medical - Biomedical and Genetic - 0.5%
            14,880    Alexion Pharmaceuticals, Inc.*                                                                         618,562
Medical - Drugs - 2.7%
            30,150    Achillion Pharmaceuticals, Inc.*                                                                       580,689
            23,510    Adams Respiratory Therapeutics, Inc.*                                                                1,054,423
            39,785    Adolor Corp.*,**                                                                                       278,097
            33,970    Cubist Pharmaceuticals, Inc.*                                                                          625,048
            11,965    New River Pharmaceuticals, Inc.*                                                                       668,844
                                                                                                                           3,207,101
Medical Instruments - 2.3%
            21,870    Intuitive Surgical, Inc.*                                                                            2,152,227
            13,480    Ventana Medical Systems, Inc.*                                                                         567,508
                                                                                                                           2,719,735
Medical Products - 3.2%
            35,135    Metabolix, Inc.                                                                                        561,457
            69,890    Varian Medical Systems, Inc.*                                                                        3,224,025
                                                                                                                           3,785,482
Office Furnishings - Original - 1.7%
            93,200    Knoll, Inc.                                                                                          2,049,468
Oil and Gas Drilling - 1.2%
            54,825    Helmerich & Payne, Inc.                                                                              1,470,955
Oil Companies - Exploration and Production - 1.6%
            38,610    Carrizo Oil & Gas, Inc.*                                                                             1,108,107
           337,825    Gasco Energy, Inc.*                                                                                    793,889
                                                                                                                           1,901,996
Physician Practice Management - 2.9%
            48,425    Healthways, Inc.*                                                                                    2,198,979
            24,990    Pediatrix Medical Group, Inc.*                                                                       1,312,975
                                                                                                                           3,511,954
Printing - Commercial - 1.5%
            41,460    VistaPrint, Ltd.*                                                                                    1,786,511
Property and Casualty Insurance - 0.2%
            10,175    Employers Holdings, Inc.                                                                               203,195
Real Estate Operating/Development - 1.2%
            16,435    Rodobens Negocios Imobiliarios S.A.                                                                    173,631
            21,225    St. Joe Co.                                                                                          1,228,928
                                                                                                                           1,402,559
Recreational Vehicles - 0.5%
            13,125    Polaris Industries, Inc.                                                                               613,725
REIT - Mortgages - 1.1%
            47,699    CapitalSource, Inc.                                                                                  1,325,555
Research and Development - 0.2%
             4,970    Affymax, Inc.                                                                                          183,095
Respiratory Products - 1.9%
            52,975    Respironics, Inc.*                                                                                   2,256,735
Retail - Computer Equipment - 0.6%
            13,720    GameStop Corp. - Class B*                                                                              733,471
Retail - Gardening Products - 1.0%
            23,560    Tractor Supply Co.*                                                                                  1,185,775
Retail - Petroleum Products - 1.0%
            26,925    World Fuel Services Corp.                                                                            1,234,511
Retail - Restaurants - 1.0%
            19,845    Chipotle Mexican Grill, Inc. - Class A*                                                              1,179,190
Retail - Sporting Goods - 1.2%
            45,095    Zumiez, Inc.*                                                                                        1,483,626
Schools - 1.0%
            10,965    Strayer Education, Inc.                                                                              1,247,488
Semiconductor Components/Integrated Circuits - 1.4%
            92,805    Cypress Semiconductor Corp.*                                                                         1,712,252
Telecommunication Services - 6.5%
            34,335    Amdocs, Ltd. (U.S. Shares)*                                                                          1,190,738
            94,945    FiberTower Corp.*                                                                                      496,562
            68,740    NeuStar, Inc. - Class A*                                                                             2,123,378
            42,230    SAVVIS, Inc.*                                                                                        1,892,749
            85,260    Time Warner Telecom, Inc. - Class A*                                                                 1,984,852
                                                                                                                           7,688,279
Therapeutics - 1.1%
            12,540    Amylin Pharmaceuticals, Inc.*                                                                          486,301
            31,735    Mannkind Corp.*                                                                                        525,532
            15,370    MGI Pharma, Inc.*                                                                                      295,411
                                                                                                                           1,307,244
Transactional Software - 0.9%
            87,145    Innerworkings, Inc.*                                                                                 1,119,813
Transportation - Equipment and Leasing - 2.3%
            33,395    GATX Corp.                                                                                           1,522,812
            47,655    Genesis Lease, Ltd. (ADS)*                                                                           1,235,218
                                                                                                                           2,758,030
Transportation - Marine - 0.5%
            21,000    Horizon Lines, Inc. - Class A                                                                          624,750
Transportation - Services - 1.1%
            41,895    UTi Worldwide, Inc. (U.S. Shares)                                                                    1,273,608
Transportation - Truck - 2.5%
            25,525    Con-Way, Inc.                                                                                        1,269,614
            41,305    Landstar System, Inc.                                                                                1,746,788
                                                                                                                           3,016,402
Veterinary Diagnostics - 1.3%
            27,275    Animal Health International, Inc.                                                                      339,574
            36,615    VCA Antech, Inc.*                                                                                    1,230,996
                                                                                                                           1,570,570
Web Hosting/Design - 1.5%
            21,410    Equinix, Inc.*                                                                                       1,799,939
Web Portals/Internet Service Providers - 0.6%
            21,090    SINA Corp (U.S. Shares)*                                                                               754,389
Wireless Equipment - 2.1%
            84,335    SBA Communications Corp. - Class A*                                                                  2,505,593
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $104,021,582)                                                                                   115,303,160
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.2%
         1,898,300    Janus Institutional Cash Reserves Fund, 5.30%                                                        1,898,300
         1,892,700    Janus Money Market Fund, 5.25%                                                                       1,892,700
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,791,000)                                                                                      3,791,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $107,812,582) - 100%                                                                      $119,094,160
------------------------------------------------------------------------------------------------------------------------------------

                   Geographic Summary of Investment by Country
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $  1,786,511              1.5%
Brazil                                               1,235,433              1.0%
Canada                                               1,324,685              1.1%
Cayman Islands                                       1,801,482              1.5%
China                                                1,105,271              0.9%
France                                               1,203,019              1.0%
Ireland                                              1,235,218              1.0%
Japan                                                  788,753              0.7%
Mexico                                                 669,333              0.6%
United Kingdom                                       2,464,346              2.1%
United States++                                    105,480,109             88.6%
--------------------------------------------------------------------------------
Total                                             $119,094,160            100.0%
                                                  ============            =====

++    Includes Short-Term Securities (85.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ADS               American Depositary Shares

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates

ss. Schedule of Restricted and Illiquid Securities

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                  $ 5,138

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                      Value as a %
                                                     Acquisition           Acquisition                                of Investment
                                                        Date                  Cost                  Value              Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund
Polytec Asset Holdings, Ltd.                           5/5/06               $ 808,849            $ 1,047,093                   0.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Aerospace and Defense - 2.0%
        24,419,631    BAE Systems PLC                                                                                 $  201,892,278
Agricultural Chemicals - 10.0%
         3,006,690    Monsanto Co. #                                                                                     165,638,552
         2,855,060    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             445,475,012
         2,064,226    Syngenta A.G.*                                                                                     381,511,513
                                                                                                                         992,625,077
Agricultural Operations - 2.1%
         2,769,020    Bunge, Ltd. #                                                                                      213,076,089
Audio and Video Products - 1.7%
         3,643,575    Sony Corp. (ADR)                                                                                   168,806,830
Casino Hotels - 4.4%
         5,149,795    Harrah's Entertainment, Inc.                                                                       435,054,682
Computers - 6.9%
         3,893,185    Apple Inc.*                                                                                        333,762,750
         2,755,765    Research In Motion, Ltd. (U.S. Shares)*                                                            352,131,652
                                                                                                                         685,894,402
Cosmetics and Toiletries - 3.7%
         5,694,740    Procter & Gamble Co.                                                                               369,417,784
Diversified Minerals - 1.9%
         5,476,000    Companhia Vale do Rio Doce (ADR) #                                                                 185,800,680
Entertainment Software - 0.9%
         1,856,920    Electronic Arts, Inc.*,#                                                                            92,846,000
Finance - Investment Bankers/Brokers - 12.2%
         1,222,950    Bear Stearns Companies, Inc.                                                                       201,603,308
         2,012,435    Goldman Sachs Group, Inc.                                                                          426,958,209
         3,387,040    Lehman Brothers Holdings, Inc. #                                                                   278,550,170
         3,220,185    Merrill Lynch & Company, Inc.                                                                      301,280,508
                                                                                                                       1,208,392,195
Medical - Biomedical and Genetic - 7.9%
         8,594,391    Celgene Corp.*                                                                                     461,346,909
         3,703,431    Genentech, Inc.*,#                                                                                 323,568,766
                                                                                                                         784,915,675
Medical - Drugs - 5.2%
         2,729,414    Roche Holding A.G.                                                                                 514,565,723
Multimedia - 1.4%
         9,209,242    Publishing & Broadcasting Ltd.                                                                     141,236,364
Oil Companies - Exploration and Production - 2.1%
         1,463,290    Apache Corp.                                                                                       106,776,272
         1,535,657    EOG Resources, Inc. #                                                                              106,159,968
                                                                                                                         212,936,240
Oil Companies - Integrated - 7.0%
         4,222,205    ConocoPhillips                                                                                     280,396,635
         3,939,355    Hess Corp. #                                                                                       212,685,776
         4,243,615    Occidental Petroleum Corp.                                                                         196,733,991
                                                                                                                         689,816,402
Oil Refining and Marketing - 1.1%
         1,964,940    Valero Energy Corp.                                                                                106,656,943
Optical Supplies - 2.7%
         2,280,710    Alcon, Inc. (U.S. Shares)                                                                          268,576,410
Retail - Apparel and Shoe - 1.1%
         1,992,371    Industria de Diseno Textil S.A.                                                                    113,451,373
Super-Regional Banks - 4.6%
        12,709,650    Wells Fargo & Co. #                                                                                456,530,628
Therapeutics - 5.3%
         4,026,282    Amylin Pharmaceuticals, Inc.*                                                                      156,139,216
         5,708,610    Gilead Sciences, Inc.*                                                                             367,177,795
                                                                                                                         523,317,011
Web Portals/Internet Service Providers - 5.0%
           980,471    Google, Inc. - Class A*                                                                            491,510,112
Wireless Equipment - 1.5%
         3,816,205    QUALCOMM, Inc.                                                                                     143,718,280
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,055,300,216)                                                                               9,001,037,178
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.3%
       234,169,428    Janus Institutional Cash Reserves Fund, 5.30%                                                      234,169,428
       592,675,984    Janus Money Market Fund, 5.25%                                                                     592,675,984
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $826,845,412)                                                                                  826,845,412
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.0%
        95,558,314    State Street Navigator Securities Lending Prime Portfolio + (cost $95,558,314)                      95,558,314
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,977,703,942) - 100%                                                                  $9,923,440,904
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                      $  141,236,364               1.4%
Bermuda                                           213,076,089               2.2
Brazil                                            185,800,680               1.9
Canada                                            797,606,664               8.0
Japan                                             168,806,830               1.7
Spain                                             113,451,373               1.2
Switzerland                                     1,164,653,646              11.7
United Kingdom                                    201,892,278               2.0
United States ++                                6,936,916,980              69.9
--------------------------------------------------------------------------------
Total                                          $9,923,440,904             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (60.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S.              Shares Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.6%
Advanced Materials/Products - 0.6%
           215,851    Ceradyne, Inc.*,#                                                                               $   11,673,222
Aerospace and Defense - 0.7%
           144,668    Aerovironment, Inc.*,#                                                                               3,308,557
           301,305    TransDigm Group, Inc.*,#                                                                             9,596,564
                                                                                                                          12,905,121
Applications Software - 1.7%
           655,580    American Reprographics Co.*,#                                                                       20,532,765
           654,450    Quest Software, Inc.*,#                                                                              9,770,939
                                                                                                                          30,303,704
Auction House - Art Dealer - 0.8%
           393,240    Sotheby's Holdings, Inc. - Class A#                                                                 14,581,339
Audio and Video Products - 0.4%
           274,765    DTS, Inc.*,#                                                                                         6,739,985
Commercial Services - 2.7%
           723,415    CoStar Group, Inc.*                                                                                 34,340,510
         2,346,939    Intermap Technologies, Ltd.*,***                                                                    11,347,793
           160,110    Providence Service Corp.*,#                                                                          3,522,420
                                                                                                                          49,210,723
Commercial Services - Finance - 2.7%
           431,330    Bankrate, Inc.*,#                                                                                   17,041,849
           283,686    Euronet Worldwide, Inc.*,#                                                                           8,187,178
           473,205    Heartland Payment Systems, Inc.#                                                                    12,615,645
           226,665    Jackson Hewitt Tax Service, Inc.#                                                                    8,289,139
            91,715    Wright Express Corp.*,#                                                                              2,831,242
                                                                                                                          48,965,053
Communications Software - 0.1%
           128,245    DivX, Inc.*,#                                                                                        2,716,229
Computer Graphics - 0.4%
           321,865    Trident Microsystems, Inc.*,#                                                                        6,717,323
Computer Services - 2.0%
           446,700    IHS, Inc. - Class A*,#                                                                              17,001,402
         3,140,420    LivePerson, Inc.*,***                                                                               19,439,200
                                                                                                                          36,440,602
Computer Software - 0.7%
           801,275    Omniture, Inc.*,#                                                                                   12,163,355
Computers - Integrated Systems - 0.5%
           304,430    Riverbed Technology, Inc.*,#                                                                         9,315,558
Computers - Voice Recognition - 2.1%
         1,233,324    TALX Corp.#                                                                                         39,293,703
Consulting Services - 2.7%
           455,320    Advisory Board Co.*,#                                                                               25,639,069
           471,125    Huron Consulting Group, Inc.*,#                                                                     24,427,831
                                                                                                                          50,066,900
Consumer Products - Miscellaneous - 1.9%
           950,745    Jarden Corp.*,#                                                                                     34,863,819
Cosmetics and Toiletries - 0.2%
           213,470    Physicians Formula Holdings, Inc.*,#                                                                 4,425,233
Data Processing and Management - 2.0%
         1,702,158    Infocrossing, Inc.*,***                                                                             28,051,564
           230,055    NAVTEQ Corp.*,#                                                                                      8,162,351
                                                                                                                          36,213,915
Dental Supplies and Equipment - 0.8%
           329,729    Sirona Dental Systems, Inc.#                                                                        14,118,996
Dialysis Centers - 0.0%
            46,410    Dialysis Corporation of America*,#                                                                     609,827
Direct Marketing - 1.3%
           211,690    ValueVision Media, Inc. - Class A*                                                                   2,595,319
         1,704,932    ValueVision Media, Inc.*,ss.,***                                                                    20,902,467
                                                                                                                          23,497,786
Distribution/Wholesale - 2.3%
           722,820    Beacon Roofing Supply, Inc.*,#                                                                      15,063,569
           269,866    MWI Veterinary Supply, Inc.*,#                                                                       8,840,810
           803,330    NuCo2, Inc.#,***                                                                                    17,536,694
                                                                                                                          41,441,073
Diversified Operations - 0.5%
        27,950,763    Polytec Asset Holdings, Ltd.ss.                                                                      9,337,697
Drug Delivery Systems - 0.8%
           904,930    I-Flow Corp.*,#                                                                                     14,171,204
E-Commerce/Products - 0.2%
            29,670    Baby Universe, Inc.*,#                                                                                 162,592
           143,340    Submarino S.A.                                                                                       4,352,736
                                                                                                                           4,515,328
E-Commerce/Services - 0.7%
         2,085,250    Think Partnership, Inc.*,#                                                                           6,860,473
         4,957,152    Workstream, Inc. (U.S. Shares)*,***                                                                  6,196,440
                                                                                                                          13,056,913
Electronic Components - Semiconductors - 2.2%
           575,753    IPG Photonics Corp.*                                                                                15,205,637
           186,255    Microsemi Corp.*,#                                                                                   3,389,841
           733,685    SiRF Technology Holdings, Inc.*                                                                     21,540,991
                                                                                                                          40,136,469
Electronic Measuring Instruments - 0.9%
           296,781    Trimble Navigation, Ltd.*,#                                                                         16,791,869
E-Marketing/Information - 0.8%
           232,475    Liquidity Services, Inc.*                                                                            4,644,851
           403,790    ValueClick, Inc.*,#                                                                                 10,304,720
                                                                                                                          14,949,571
Engineering - Research and Development Services - 0.2%
           172,125    Stanley, Inc.*,#                                                                                     2,784,983
Enterprise Software/Services - 4.3%
         1,879,729    Omnicell, Inc.*,***                                                                                 38,947,985
         1,732,180    Ultimate Software Group, Inc.*,#,***                                                                42,230,549
                                                                                                                          81,178,534
E-Services/Consulting - 0.7%
           804,165    GSI Commerce, Inc.*,#                                                                               13,099,848
Finance - Consumer Loans - 0.4%
           247,758    Nelnet, Inc. - Class A*,#                                                                            6,855,464
Finance - Investment Bankers/Brokers - 0.5%
           417,485    optionsXpress Holdings, Inc.#                                                                        9,915,269
Finance - Other Services - 1.5%
           602,755    International Securities Exchange, Inc.#                                                            24,972,140
           260,015    MarketAxess Holdings, Inc.*                                                                          3,294,390
                                                                                                                          28,266,530
Firearms and Ammunition - 0.4%
           587,825    Smith & Wesson Holding Corp.*,#                                                                      6,524,858
Food - Canned - 0.8%
           468,575    TreeHouse Foods, Inc.*                                                                              13,968,221
Gambling - Non-Hotel - 0.9%
         1,528,091    Century Casinos, Inc.*,***                                                                          16,426,978
Hotels and Motels - 1.6%
            92,020    Morgans Hotel Group Co.*,#                                                                           1,631,515
           569,445    Orient-Express Hotel, Ltd. - Class A#                                                               27,134,054
                                                                                                                          28,765,569
Human Resources - 1.9%
           425,854    Barrett Business Services, Inc.#                                                                     9,368,788
           424,790    Kenexa Corp.*,#                                                                                     15,504,835
           298,770    Resources Connection, Inc.*                                                                          9,381,378
                                                                                                                          34,255,001
Identification Systems and Devices - 0.1%
           183,435    L-1 Identity Solutions, Inc.*,#                                                                      2,648,801
Internet Applications Software - 0.7%
           472,245    DealerTrack Holdings, Inc.*,#                                                                       13,090,631
Internet Connectivity Services - 0.1%
            91,985    Internap Network Services Corp.*,#                                                                   1,677,806
Internet Content - Information/News - 0.5%
         1,563,480    Health Grades, Inc.*,***                                                                             8,599,140
Internet Content-Entertainment - 0.7%
         2,308,435    Harris Interactive, Inc.*,#                                                                         12,026,946
Internet Infrastructure Software - 0.2%
         1,007,795    Chordiant Software, Inc.*,#                                                                          3,235,022
Investment Companies - 0.6%
           568,740    Hercules Technology Growth Capital, Inc.#                                                            8,070,421
            30,000    UTEK Corp.#                                                                                            328,500
           230,960    UTEK Corp.ss.                                                                                        2,529,012
                                                                                                                          10,927,933
Marine Services - 0.3%
         1,748,955    Odyssey Marine Exploration, Inc.*,#                                                                  5,246,865
Medical - Drugs - 0.5%
           196,920    Adams Respiratory Therapeutics, Inc.*,#                                                              8,831,862
Medical - HMO - 0.8%
           595,994    Centene Corp.*,#                                                                                    14,852,170
Medical - Outpatient and Home Medical Care - 3.2%
           684,932    Hythiam, Inc.*,##,ss.                                                                                5,335,620
         1,549,375    Hythiam, Inc.*                                                                                      13,417,588
           557,450    LHC Group LLC*,#                                                                                    14,510,424
           852,209    Radiation Therapy Services, Inc.*                                                                   25,302,084
                                                                                                                          58,565,716
Medical Instruments - 0.2%
            92,970    Ventana Medical Systems, Inc.*,#                                                                     3,914,037
Medical Labs and Testing Services - 0.2%
           184,763    Bio-Reference Laboratories, Inc.*,#                                                                  4,240,311
Medical Products - 1.2%
           213,595    Metabolix, Inc.#                                                                                     3,413,248
           939,425    PSS World Medical, Inc.*,#                                                                          18,807,289
                                                                                                                          22,220,537
Motion Pictures and Services - 1.7%
         2,880,100    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     31,306,687
Music - 0.8%
         4,750,000    Genius Products, Inc.*,ss.,***                                                                      14,250,000
Networking Products - 0.3%
           321,080    Acme Packet, Inc.*,#                                                                                 5,098,750
Office Furnishings - Original - 0.9%
           770,860    Knoll, Inc.                                                                                         16,951,211
Oil - Field Services - 1.0%
           229,860    Basic Energy Services, Inc.*,#                                                                       5,449,981
           424,664    Flint Energy Services, Ltd.*                                                                         9,111,799
           139,264    Flint Energy Services, Ltd.*                                                                         2,988,117
                                                                                                                          17,549,897
Oil Companies - Exploration and Production - 0.6%
           277,860    Carrizo Oil & Gas, Inc.*,#                                                                           7,974,582
         1,412,205    Gasco Energy, Inc.*,#                                                                                3,318,682
                                                                                                                          11,293,264
Pharmacy Services - 0.7%
           500,566    HealthExtras, Inc.*,#                                                                               12,794,467
         1,869,694    Ronco Fi-Tek, Inc.*,##,ss.,***                                                                               0
                                                                                                                          12,794,467
Physician Practice Management - 1.2%
           275,060    Healthways, Inc.*,#                                                                                 12,490,475
           192,210    Pediatrix Medical Group, Inc.*,#                                                                    10,098,713
                                                                                                                          22,589,188
Printing - Commercial - 2.7%
         1,142,494    VistaPrint, Ltd.*                                                                                   49,230,066
Private Corrections - 0.0%
            10,720    The GEO Group, Inc.                                                                                    469,750

Property and Casualty Insurance - 0.9%
           137,405    First Mercury Financial Corp.*                                                                       3,009,170
           550,950    OneBeacon Insurance Group, Ltd.*                                                                    14,264,095
                                                                                                                          17,273,265
Real Estate Management/Services - 0.4%
           355,940    HFF, Inc.                                                                                            6,656,078
Real Estate Operating/Development - 1.5%
         1,973,020    Lps Brasil Cons De Imoveis                                                                          22,061,263
           504,980    PDG Realty SA Empreendimentos e Participacoes                                                        3,328,415
           206,735    Rodobens Negocios Imobiliarios S.A.                                                                  2,184,098
                                                                                                                          27,573,776
Recreational Vehicles - 0.3%
           116,315    Polaris Industries, Inc.#                                                                            5,438,889
Research and Development - 0.1%
            60,145    Affymax, Inc.#                                                                                       2,215,742
Retail - Apparel and Shoe - 1.2%
           622,605    J. Crew Group, Inc.*,#                                                                              22,619,240
Retail - Petroleum Products - 1.9%
           738,715    World Fuel Services Corp.#                                                                          33,870,083
Retail - Sporting Goods - 0.6%
           320,760    Zumiez, Inc.*,#                                                                                     10,553,004
Schools - 0.1%
            50,825    Capella Education Co.*,#                                                                             1,444,447
Semiconductor Components/Integrated Circuits - 0.3%
           177,857    Hittite Microwave Corp.*,#                                                                           6,185,866
Telecommunication Equipment - 0.1%
            63,890    Optium Corp.*,#                                                                                      1,526,332
Telecommunication Services - 1.3%
           558,925    NeuStar, Inc. - Class A*                                                                            17,265,193
           125,580    SAVVIS, Inc.*,#                                                                                      5,628,496
                                                                                                                          22,893,689
Therapeutics - 0.6%
           188,508    United Therapeutics Corp.*                                                                          10,104,029
Toys - 1.1%
           752,685    Marvel Entertainment, Inc.*                                                                         21,014,965
Transactional Software - 1.5%
         1,668,905    Innerworkings, Inc.*                                                                                21,445,429
           412,955    Synchronoss Technologies, Inc.*                                                                      6,359,507
                                                                                                                          27,804,936
Transportation - Marine - 0.4%
           246,950    Horizon Lines, Inc. - Class A#                                                                       7,346,763
Transportation - Services - 0.8%
           467,145    Pacer International, Inc.#                                                                          14,556,238
Veterinary Diagnostics - 0.2%
           341,695    Animal Health International, Inc.                                                                    4,254,103
Web Hosting/Design - 3.2%
           492,145    Equinix, Inc.*                                                                                      41,374,630
         3,216,205    NaviSite Inc.*,***                                                                                  17,367,507
                                                                                                                          58,742,137
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,051,542,410)                                                                               1,494,948,411
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
Computers - Peripheral Equipment - 0%
           665,000    Candescent Technologies Corp. - Series E**,o,## (cost $3,657,500)                                            0
------------------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0.4%
Data Processing and Management - 0.3%
           521,660    Infocrossing, Inc. - expires 10/16/08##,ss.                                                          4,833,023
Medical - Wholesale Drug Distributors - 0%
           305,000    Familymeds Group, Inc. - expires 9/29/10##,ss.                                                          38,613
Music - 0.1%
         1,425,000    Genius Products, Inc. - expires 12/5/10##,ss.                                                        1,565,933
Travel Services - 0%
           458,181    OneTravel Holdings, Inc. - expires 4/14/10##,ss.                                                             0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants/Rights (cost $1,464,250)                                                                                    6,437,569
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 18.0%
       329,134,622    State Street Navigator Securities Lending Prime Portfolio+ (cost $329,134,622)                     329,134,622
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,385,798,782) - 100%                                                                  $1,830,520,602
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                            90,628,215               4.9%
Brazil                                             31,926,512               1.7%
Canada                                             60,950,836               3.3%
Cayman Islands                                      9,337,697               0.5%
United States++                                 1,637,677,342              89.6%
--------------------------------------------------------------------------------
Total                                          $1,830,520,602             100.0%
                                               ==============             =====

++    Includes Other Securities (71.6% excluding Other Securities)

Notes to Schedule of Investments (unaudited)

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

**          Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan. o Defaulted security.

##          Schedule of Fair Valued Securities (as of January 31, 2007)

                                                              Value as a % of
                                                  Value    Investment Securities
--------------------------------------------------------------------------------
Janus Venture Fund
Candescent Technologies Corp. - Series E       $        --                  0.0%
Familymeds Group, Inc. - expires 9/29/10            38,613                  0.0%
Genius Products, Inc. - expires 12/5/10          1,565,933                  0.1%
Hythiam, Inc.                                    5,355,620                  0.3%
Infocrossing, Inc. - expires 10/16/08            4,833,023                  0.3%
OneTravel Holdings, Inc. - expires 4/14/10              --                  0.0%
Ronco Fi-Tek, Inc.                                      --                  0.0%
--------------------------------------------------------------------------------
                                               $11,793,189                  0.7%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of January 31, 2007)

                                                                                                                   Value as a % of
                                                           Acquisition        Acquisition                            Investment
                                                              Date               Cost               Value            Securities
----------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Familymeds Group, Inc. - expires 9/29/10##                   9/23/05          $    381,250       $     38,613                 0.0%
Genius Products, Inc.                                        12/5/05             8,417,000         14,250,000                 0.8%
Genius Products, Inc. - expires 12/5/10##                    12/5/05             1,083,000          1,565,933                 0.1%
Hythiam, Inc.##                                             12/12/06             5,000,004          5,355,620                 0.3%
Infocrossing, Inc. - expires 10/16/08##                     10/16/03                    --          4,833,023                 0.3%
OneTravel Holdings, Inc. - expires 4/14/10##                 4/14/05                    --                 --                 0.0%
Polytec Asset Holdings, Ltd.                                 5/5/06              7,213,100          9,337,697                 0.5%
Ronco Fi-Tek, Inc.##                                    6/24/05 - 9/6/06         6,000,000                 --                 0.0%
UTEK Corp.                                                   8/12/05             2,575,204          2,529,012                 0.1%
ValueVision Media, Inc.                                      7/8/05             18,754,252         20,902,467                 1.1%
----------------------------------------------------------------------------------------------------------------------------------
                                                                              $ 49,423,810       $ 58,812,365                 3.2%
----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2007. The issuer incurs all registration costs.

*** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                     Sales            Realized     Dividend         Value
                                       Shares            Cost        Shares       Cost      Gain/(Loss)    Income        at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.                         --     $         --         --    $      --    $     --    $         --   $ 16,426,978
Genius Products, Inc.                         --               --         --           --          --              --     14,250,000
Health Grades, Inc.                      649,880        3,174,344         --           --          --              --      8,599,140
Infocrossing, Inc.                            --               --     21,470      225,435      51,953              --     28,051,564
Intermap Technologies, Ltd.                   --               --         --           --          --              --     11,347,793
LivePerson, Inc.                              --               --         --           --          --              --     19,439,200
Navisite, Inc.                         3,216,205       14,472,923         --           --          --              --     17,367,507
NuCo2, Inc.                                   --               --         --           --          --              --     17,536,694
Omnicell, Inc.                                --               --         --           --          --              --     38,947,985
Ronco Fi-Tek, Inc.                            --               --         --           --          --              --             --
Ultimate Software Group, Inc.                 --               --     23,440     (257,840)    340,197              --     42,230,549
ValueVision Media, Inc.                       --               --         --           --          --              --     20,902,467
Workstream, Inc. (U.S. Shares)                --               --         --           --          --              --      6,196,440
------------------------------------------------------------------------------------------------------------------------------------
                                                     $ 17,647,267               $ (32,405)   $392,150    $         --   $241,296,317
------------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.1%
Advertising Services - 1.0%
         3,051,151    WPP Group PLC                                                                                   $   44,888,181
Aerospace and Defense - 0.2%
         1,368,135    BAE Systems PLC                                                                                     11,311,223
Agricultural Chemicals - 3.0%
           477,800    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              74,551,134
           346,914    Syngenta A.G.*                                                                                      64,116,858
                                                                                                                         138,667,992
Apparel Manufacturers - 1.0%
         3,439,150    Burberry Group PLC                                                                                  44,762,386
Audio and Video Products - 1.0%
           979,700    Sony Corp.                                                                                          45,316,592
Automotive - Cars and Light Trucks - 2.3%
           958,827    BMW A.G.#                                                                                           58,708,490
           254,727    Hyundai Motor Company, Ltd.                                                                         18,233,772
         2,550,914    Nissan Motor Company, Ltd.                                                                          31,886,534
                                                                                                                         108,828,796
Broadcast Services and Programming - 1.7%
         2,389,045    Liberty Global, Inc. - Class A*                                                                     71,814,693
           310,010    Liberty Global, Inc. - Class C*                                                                      8,751,582
                                                                                                                          80,566,275
Building - Residential and Commercial - 4.3%
         1,188,190    Centex Corp.                                                                                        63,793,921
         1,262,655    Lennar Corp.                                                                                        68,663,179
         1,980,750    Pulte Homes, Inc.#                                                                                  68,018,955
                                                                                                                         200,476,055
Casino Hotels - 0.5%
           268,785    Harrah's Entertainment, Inc.                                                                        22,706,957
Cellular Telecommunications - 2.3%
           261,900    Hikari Tsushin, Inc.                                                                                12,278,380
        32,505,068    Vodafone Group PLC                                                                                  94,911,227
                                                                                                                         107,189,607
Chemicals - Diversified - 1.4%
           979,600    Shin-Etsu Chemical Company, Ltd.                                                                    64,043,193
Commercial Banks - 0.5%
         1,031,200    ICICI Bank, Ltd.                                                                                    22,091,895
Computers - 5.1%
         9,780,650    Dell, Inc.*                                                                                        237,180,763
Computers - Memory Devices - 0.5%
         1,572,525    EMC Corp.*                                                                                          21,999,625
Distribution/Wholesale - 4.1%
        15,254,500    Esprit Holdings, Ltd.                                                                              155,881,837
        11,014,400    Li & Fung, Ltd.                                                                                     34,723,439
                                                                                                                         190,605,276
Diversified Minerals - 0.8%
         1,075,725    Companhia Vale do Rio Doce (ADR)                                                                    36,499,349
Diversified Operations - 3.7%
         5,360,545    Tyco International, Ltd. (U.S. Shares)                                                             170,894,175
E-Commerce/Products - 2.3%
         2,804,815    Amazon.com, Inc.*,#                                                                                105,657,381
E-Commerce/Services - 5.5%
         2,494,720    eBay, Inc.*                                                                                         80,803,981
         4,545,646    Expedia, Inc.*                                                                                      97,504,106
         1,990,430    IAC/InterActiveCorp*                                                                                76,432,512
                                                                                                                         254,740,599
Electronic Components - Miscellaneous - 2.7%
         3,204,273    Koninklijke (Royal) Philips Electronics N.V.                                                       125,172,755
Electronic Components - Semiconductors - 2.3%
        11,493,959    ARM Holdings PLC                                                                                    27,443,469
            54,155    Samsung Electronics Company, Ltd.                                                                   33,531,364
         1,536,380    Texas Instruments, Inc.                                                                             47,919,692
                                                                                                                         108,894,525
Energy - Alternate Sources - 0.2%
           296,700    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       10,918,560
Entertainment Software - 0.5%
         1,479,050    Activision, Inc.*                                                                                   25,188,222
Finance - Investment Bankers/Brokers - 6.8%
         1,153,510    Citigroup, Inc.                                                                                     63,593,006
         2,728,183    JP Morgan Chase & Co.                                                                              138,946,360
         3,142,000    Mitsubishi UFJ Securities Company, Ltd.                                                             35,652,886
         1,266,826    UBS A.G.                                                                                            79,628,257
                                                                                                                         317,820,509
Finance - Mortgage Loan Banker - 1.3%
           369,755    Fannie Mae                                                                                          20,902,250
         1,046,360    Housing Development Finance Corporation, Ltd.                                                       39,829,002
                                                                                                                          60,731,252
Food - Retail - 0.5%
           317,696    Metro A.G.                                                                                          21,760,100
Insurance Brokers - 4.0%
         4,593,175    Willis Group Holdings, Ltd.                                                                        187,677,131
Investment Companies - 0.2%
           366,681    RHJ International*                                                                                   7,598,590
Medical - Drugs - 2.2%
           602,590    Merck & Company, Inc.                                                                               26,965,903
           960,580    Pfizer, Inc.                                                                                        25,205,619
           253,639    Roche Holding A.G.                                                                                  47,817,566
                                                                                                                          99,989,088
Medical - HMO - 2.0%
           441,480    Aetna, Inc.                                                                                         18,612,797
           350,885    Coventry Health Care, Inc.*                                                                         18,088,122
         1,075,110    UnitedHealth Group, Inc.                                                                            56,185,248
                                                                                                                          92,886,167
Multimedia - 1.0%
         1,256,425    Walt Disney Co.                                                                                     44,188,467
Networking Products - 2.0%
         3,508,910    Cisco Systems, Inc.*                                                                                93,301,917
Pharmacy Services - 2.1%
         1,670,500    Medco Health Solutions, Inc.*                                                                       98,910,305
Property and Casualty Insurance - 2.3%
         3,022,400    Millea Holdings, Inc.                                                                              108,176,014
Real Estate Management/Services - 0.9%
         1,464,000    Mitsubishi Estate Company, Ltd.                                                                     41,951,648
Real Estate Operating/Development - 0.9%
         9,828,000    CapitaLand, Ltd.                                                                                    43,400,244
Reinsurance - 2.4%
            30,000    Berkshire Hathaway, Inc. - Class B*                                                                110,020,500
Retail - Apparel and Shoe - 1.6%
         1,327,855    Industria de Diseno Textil S.A.                                                                     75,611,908
Retail - Consumer Electronics - 1.0%
           549,840    Yamada Denki Company, Ltd.                                                                          45,736,941
Retail - Drug Store - 1.5%
         2,017,115    CVS Corp.                                                                                           67,875,920
Schools - 0.4%
           386,970    Apollo Group, Inc. - Class A*                                                                       16,794,498
Semiconductor Components/Integrated Circuits - 1.1%
         2,876,611    Marvell Technology Group, Ltd.*                                                                     52,613,215
Semiconductor Equipment - 0.5%
           889,048    ASML Holding N.V.*                                                                                  22,633,099
Soap and Cleaning Preparations - 1.2%
         1,141,747    Reckitt Benckiser PLC                                                                               55,088,343
Telephone - Integrated - 1.2%
         3,115,560    Sprint Nextel Corp.#                                                                                55,550,435
Television - 5.0%
        21,515,861    British Sky Broadcasting Group PLC                                                                 230,836,974
Transportation - Services - 1.0%
           644,620    United Parcel Service, Inc. - Class B                                                               46,593,134
Web Portals/Internet Service Providers - 3.6%
         5,929,170    Yahoo!, Inc.*                                                                                      167,854,803
Wireless Equipment - 1.5%
         3,193,195    Nokia Oyj                                                                                           70,278,761
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,503,447,216)                                                                               4,414,480,345
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.3%
         9,812,500    Janus Institutional Cash Reserves Fund, 5.30%                                                        9,812,500
        98,255,500    Janus Money Market Fund, 5.25%                                                                      98,255,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $108,068,000)                                                                                  108,068,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.6%
       122,158,015    State Street Navigator Securities Lending Prime Portfolio+ (cost $122,158,015)                     122,158,015
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,733,673,231) - 100%                                                                  $4,644,706,360
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Belgium                                             7,598,590               0.2%
Bermuda                                           601,789,797              12.9%
Brazil                                             36,499,349               0.8%
Canada                                             74,551,134               1.6%
Cayman Islands                                     10,918,560               0.2%
Finland                                            70,278,761               1.5%
Germany                                            80,468,590               1.7%
India                                              61,920,897               1.3%
Japan                                             385,042,188               8.4%
Netherlands                                       147,805,854               3.2%
Singapore                                          43,400,244               0.9%
South Korea                                        51,765,136               1.1%
Spain                                              75,611,908               1.6%
Switzerland                                       191,562,681               4.1%
United Kingdom                                    509,241,803              11.0%
United States++                                 2,296,250,868              49.5%
--------------------------------------------------------------------------------
Total                                          $4,644,706,360             100.0%
                                               ==============             =====

++ Includes Short-Term Securities and Other Securities (44.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security; a portion or all of the security is on loan at January 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus Fundamental Equity Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund (formerly named Janus Research Fund), Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, INTECH Risk-Managed Stock Fund, Janus Institutional Cash Reserves Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Olympus Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund (formerly named Janus Mercury Fund), Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Institutional Cash Reserves Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC") or otherwise in compliance with applicable regulation. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC and/or applicable laws. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 under the 1940 Act relating to money market funds.

As of January 31, 2007, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                        Value at
Fund                                                            January 31, 2007
--------------------------------------------------------------------------------
Janus Fund                                                           395,623,611
Janus Balanced Fund                                                  525,366,344
Janus Contrarian Fund                                                506,846,310
Janus Enterprise Fund                                                162,611,432
Janus Flexible Bond Fund                                              40,929,900
Janus Fundamental Equity Fund                                         37,538,797
Janus Global Life Sciences Fund                                       97,321,557
Janus Global Opportunities Fund                                        8,869,899
Janus Global Technology Fund                                          61,660,635
Janus Global Research Fund                                            17,699,893
Janus Growth and Income Fund                                         228,123,258
Janus High-Yield Fund                                                 91,799,872
INTECH Risk-Managed Stock Fund                                         5,073,391
Janus Mid Cap Value Fund                                             423,409,629
Janus Orion Fund                                                      92,576,250
Janus Overseas Fund                                                  397,279,085
Janus Research Fund                                                  341,186,039
Janus Short-Term Bond Fund                                            42,595,613
Janus Small Cap Value Fund                                           360,256,686
Janus Twenty Fund                                                     93,592,859
Janus Venture Fund                                                   321,009,302
Janus Worldwide Fund                                                 119,154,439
--------------------------------------------------------------------------------

As of January 31, 2007, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
Fund                                                            January 31, 2007
--------------------------------------------------------------------------------
Janus Fund                                                           407,010,066
Janus Balanced Fund                                                  535,062,678
Janus Contrarian Fund                                                520,082,019
Janus Enterprise Fund                                                166,464,464
Janus Flexible Bond Fund                                              41,749,678
Janus Fundamental Equity Fund                                         38,667,897
Janus Global Life Sciences Fund                                       99,582,926
Janus Global Opportunities Fund                                        9,167,223
Janus Global Technology Fund                                          63,233,638
Janus Global Research Fund                                            18,230,573
Janus Growth and Income Fund                                         235,791,368
Janus High-Yield Fund                                                 93,721,103
INTECH Risk-Managed Stock Fund                                         5,187,274
Janus Mid Cap Value Fund                                             434,051,595
Janus Orion Fund                                                      94,738,303
Janus Overseas Fund                                                  413,046,746
Janus Research Fund                                                  351,035,427
Janus Short-Term Bond Fund                                            43,462,446
Janus Small Cap Value Fund                                           369,830,323
Janus Twenty Fund                                                     95,558,314
Janus Venture Fund                                                   329,134,622
Janus Worldwide Fund                                                 122,158,015
--------------------------------------------------------------------------------

As of January 31, 2007, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund and Janus Research Fund which invested $2,154,796, $229,211, $1,098,062 and $22,502,564, respectively, of the cash collateral in foreign government bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

During the quarter ended January 31, 2007, there were no such securities lending agreements for Janus Federal Tax-Exempt Fund, Janus Triton Fund and the Money Market Funds.

Futures Contracts

The Funds except the Money Market Funds may enter into futures contracts, particularly Janus INTECH Risk-Managed Stock Fund. The Funds intend to use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian. As of January 31, 2007, the Funds were not invested in futures contracts except Janus INTECH Risk-Managed Stock Fund.

Forward Currency Transactions

The Funds except the Money Market Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at January 31, 2007. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at January 31, 2007, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

All Funds except Janus INTECH Risk-Managed Stock Fund, may engage in "short sales against the box." Short sales against the box involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus INTECH Risk-Managed Stock Fund and the Money Market Funds may also engage in "naked" (uncovered) short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Mortgage Dollar Rolls

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not participate in mortgage dollar rolls during the quarter ended January 31, 2007.

Bank Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average value of borrowings outstanding under bank loan arrangements for the quarter ended January 31, 2007 are indicated in the table below:

--------------------------------------------------------------------------------
Fund                                        Average Value              Rates
--------------------------------------------------------------------------------
Janus Balanced Fund                          $12,871,120          1.75%-8.11375%
Janus Flexible Bond Fund                      15,562,831       7.07250%-8.37531%
Janus High-Yield Fund                         18,958,133         5.32%-11.37125%
Janus Short-Term Bond Fund                    18,162,008            7.32%-10.00%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 2007, Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not hold TBA securities.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower- rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer. Janus Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Options Contracts

All Funds except the Money Market Funds may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. In addition, the Funds, particularly Janus INTECH Risk-Managed Stock Fund, may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Options Contracts Written
Written option activity for the quarter ended
January 31, 2007 was as follows:

                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2006                 29,787      $ 1,992,219
Options written                                         50,919        2,484,265
Options closed                                          (6,456)        (643,876)
Options expired                                        (56,116)      (2,546,740)
Options exercised                                         (653)         (31,787)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                 17,481      $ 1,254,081
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                         31,962        1,132,971
Options closed                                              --               --
Options expired                                        (10,864)        (443,343)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                 21,098      $   689,628
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                          8,857        3,021,970
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                  8,857      $ 3,021,970
--------------------------------------------------------------------------------

                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                          1,657          666,176
Options closed                                          (1,657)        (666,176)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                     --      $        --
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                            920          133,433
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                    920      $   133,433
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2006                  1,032      $   241,312
Options written                                         10,945        2,768,452
Options closed                                          (4,527)        (647,542)
Options expired                                         (1,032)        (241,312)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                  6,418      $ 2,120,910
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                            290           82,357
Options closed                                            (290)         (82,357)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                     --      $        --
--------------------------------------------------------------------------------

                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Growth and Income Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                          1,632          656,125
Options closed                                          (1,632)        (656,125)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                     --      $        --
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Put Options                                           Contracts       Received
--------------------------------------------------------------------------------
Janus Growth and Income Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                          9,482        1,375,226
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                  9,482      $ 1,375,226
--------------------------------------------------------------------------------


                                                      Number of
                                                       Options        Premiums
Call Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Research Fund
Options outstanding at October 31, 2006                     --      $        --
Options written                                          7,520        5,041,478
Options expired                                             --               --
Options closed                                              --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2007                  7,520      $ 5,041,478
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Fund may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended January 31, 2007, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's' custodian sufficient to cover the purchase price. As of January 31, 2007, the Funds were not invested in when-issued securities.

Initial Public Offerings

All Funds except the Money Market Funds may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended January 31, 2007, the following Funds had the following affiliated purchases and sales:

Janus Institutional Cash Reserves Fund
Janus Fund                               $  121,229,848   $  127,349,848   $      169,348   $           --
Janus Balanced Fund                          39,772,347       53,545,210           90,875       14,951,137
Janus Contrarian Fund                       114,823,747       70,328,672          161,618       55,078,075
Janus Enterprise Fund                        41,976,453       37,546,653           65,510        7,824,800
Janus Flexible Bond Fund                     39,808,065       37,472,665           61,527        5,939,400
Janus Fundamental Equity Fund                10,488,564       12,692,416          172,476        9,211,648
Janus Global Life Sciences Fund                 887,000          887,000              272               --
Janus Global Opportunities Fund               2,576,856        2,183,256            4,844          393,600
Janus Global Technology Fund                  5,706,047        3,719,602           12,792        2,284,446
Janus Global Research Fund                   35,683,297       32,700,207           91,672        3,340,600
Janus Growth and Income Fund                176,783,452      184,636,652          231,589       27,916,800
Janus High-Yield Fund                        30,319,616       13,308,000          170,340       23,113,594
Janus Mid Cap Value Fund                     10,892,264       15,146,000           43,841        5,806,103
Janus Orion Fund                            220,929,947      205,468,000        2,300,181      222,974,538
Janus Overseas Fund                         224,769,198      168,865,811        2,105,931       93,184,977
Janus Research Fund                          92,770,190       87,871,957          226,177       14,705,233
Janus Risk-Managed Stock Fund                98,218,956      106,680,156          175,232       22,717,800
Janus Short-Term Bond Fund                   18,628,978       17,036,031           22,015        3,538,947
Janus Small Cap Value Fund                   32,774,718      126,378,000          906,273       71,570,407
Janus Triton Fund                             7,454,561        5,556,261           13,695        1,898,300
Janus Twenty Fund                           308,752,878       74,583,450          680,007      234,169,428
Janus Venture Fund                           16,849,079       23,032,079           16,132               --
Janus Worldwide Fund                         62,660,185       69,393,685           90,063        9,812,500
----------------------------------------------------------------------------------------------------------
                                         $1,714,756,246   $1,476,381,611   $    7,812,410   $  830,432,333
----------------------------------------------------------------------------------------------------------

Janus Money Market Fund
Janus Fund                               $  521,606,763   $  600,179,368   $    3,072,114   $      321,000
Janus Balanced Fund                         128,839,501      113,206,790          479,222       22,874,169
Janus Contrarian Fund                       249,062,047      162,881,778          489,893       99,211,997
Janus Enterprise Fund                        80,463,721       75,297,805          208,390       13,361,200
Janus Flexible Bond Fund                     73,851,621       59,598,021           79,437       17,987,600
Janus Fundamental Equity Fund                41,295,084       47,642,584          135,522               --
Janus Global Life Sciences Fund              12,637,000       12,637,000            4,936               --
Janus Global Opportunities Fund               5,105,445        4,645,250           25,920          460,195
Janus Global Research Fund                   11,522,259       10,448,398           19,690        1,231,800
Janus Global Technology Fund                 56,976,957       63,027,787          115,630       14,665,400
Janus Growth and Income Fund                549,085,146      269,883,946          576,672      279,201,200
Janus High-Yield Fund                        64,721,775       63,351,000          203,518       12,555,142
Janus Mid Cap Value Fund                     18,551,722       14,275,000          245,746       15,694,241
Janus Orion Fund                            297,002,744      369,003,000        3,524,321      205,179,423
Janus Overseas Fund                         332,854,288      351,446,189        3,158,925               --
Janus Research Fund                         408,115,373      450,212,043        1,138,266        3,115,500
Janus Risk-Managed Stock Fund               269,860,151      246,565,951          394,541       23,294,200
Janus Short-Term Bond Fund                   24,057,076       28,140,975           35,110               --
Janus Small Cap Value Fund                  112,961,375      150,221,000        1,039,233       46,088,246
Janus Triton Fund                            12,492,649       11,351,949           43,429        1,892,700
Janus Twenty Fund                           852,597,804      482,602,836        2,207,794      592,675,984
Janus Venture Fund                           22,521,503       22,521,503           14,104               --
Janus Worldwide Fund                        279,175,947      180,920,447          250,289       98,255,500
----------------------------------------------------------------------------------------------------------
                                         $4,425,357,951   $3,790,060,620   $   17,462,702   $1,448,065,497
----------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same board of directors. During the period ended January 31, 2007, the following Portfolios had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                      Sales             Realized      Dividend        Value
                                        Shares       Cost            Shares       Cost       Gain/(Loss)     Income      at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
------------------------------------
Janus Adviser INTECH
  Risk-Managed Growth Fund - I Shares     43,873  $    616,703            --  $         --  $         --  $      8,938  $  2,314,355
Janus Adviser INTECH
  Risk-Managed Value Fund - I Shares      55,023       638,425            --            --            --        30,661     2,313,079
Janus Contrarian Fund                     23,617       409,053            --            --            --        18,530     1,235,985
Janus Flexible Bond Fund                 387,851     3,655,223            --            --            --       129,546    12,757,076
Janus Growth and Income Fund              10,001       382,934            --            --            --         3,081     1,379,999
Janus High-Yield Fund                     24,039       236,300            --            --            --        12,794       843,450
Janus Orion Fund                          23,188       229,570            --            --            --         1,659       893,656
Janus Overseas Fund                       15,595       710,875            --            --            --        27,140     2,776,054
Janus Research Fund                        9,099       228,438            --            --            --           527       883,612
Janus Short-Term Bond Fund               268,425       773,350            --            --            --        21,333     2,517,431
------------------------------------------------------------------------------------------------------------------------------------
                                                  $  7,880,871                $         --  $         --  $    254,209  $ 27,914,697
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                      Sales             Realized      Dividend        Value
                                        Shares       Cost            Shares       Cost       Gain/(Loss)     Income      at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
------------------------------
Janus Adviser INTECH
  Risk-Managed Growth Fund - I Shares    307,688  $  4,324,997            --  $         --  $         --  $     51,130  $ 13,882,262
Janus Adviser INTECH
  Risk-Managed Value Fund - I Shares     383,779     4,449,473            --            --            --  $    175,606    13,891,517
Janus Flexible Bond Fund                 587,898     5,542,732            --            --            --       159,229    16,481,442
Janus Growth and Income Fund              83,339     3,186,512            --            --            --        20,685     9,858,438
Janus High-Yield Fund                    101,066       993,685            --            --            --        43,443     3,006,098
Janus Orion Fund                         160,819     1,592,163            --            --            --         9,250     5,289,740
Janus Overseas Fund                      164,952     7,513,386            --            --            --       231,983    25,132,704
Janus Research Fund                       88,481     2,220,188            --            --            --         4,110     7,329,794
Janus Twenty Fund                         46,986     2,569,726            --            --            --        37,064     8,290,917
------------------------------------------------------------------------------------------------------------------------------------
                                                  $ 32,392,862                $         --  $         --  $    732,500  $103,162,912
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                      Sales             Realized      Dividend        Value
                                        Shares       Cost            Shares       Cost       Gain/(Loss)     Income      at 1/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
--------------------------------
Janus Adviser INTECH
  Risk-Managed Growth Fund - I Shares    152,047  $  2,140,772            --  $         --  $         --  $     32,030  $  8,158,005
Janus Adviser INTECH
  Risk-Managed Value Fund - I Shares     173,803     2,017,045            --            --            --       100,007     7,422,866
Janus Flexible Bond Fund                 674,470     6,361,728            --            --            --       227,188    22,323,317
Janus Growth and Income Fund              55,537     2,126,324            --            --            --        17,582     7,809,130
Janus High-Yield Fund                     61,843       608,100            --            --            --        32,989     2,166,074
Janus Orion Fund                          58,417       579,399            --            --            --         4,288     2,292,505
Janus Overseas Fund                       74,414     3,391,442            --            --            --       132,476    13,459,817
Janus Research Fund                       30,590       768,629            --            --            --         1,814     3,021,564
Janus Short-Term Bond Fund               343,083       988,549            --            --            --        30,075     3,482,034
Janus Twenty Fund                         14,258       781,134            --            --            --        14,319     2,993,296
------------------------------------------------------------------------------------------------------------------------------------
                                                  $ 19,763,122                $         --  $         --  $    592,768  $ 73,128,608
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of January 31, 2007, the Fund's and Portfolio's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------------------------------------------------
                                             Federal Tax       Unrealized       Unrealized           Net
                                                 Cost         Appreciation    (Depreciation)     Appreciation/
                                                                                                (Depreciation)
Fund
---------------------------------------------------------------------------------------------------------------
Janus Fund                                  $9,283,986,706   $2,611,019,501   $ (256,704,486)   $2,354,315,015
Janus Balanced Fund                          2,644,622,616      411,815,899      (22,280,506)      389,535,393
Janus Contrarian Fund                        4,310,362,990    1,542,207,818      (52,619,620)    1,489,588,198
Janus Enterprise Fund                        1,379,072,936      651,327,677      (19,340,297)      631,987,380
Janus Federal Tax-Exempt Fund                   94,873,278          339,717         (588,001)         (248,284)
Janus Flexible Bond Fund                       793,414,869        4,267,725       (9,403,467)       (5,135,742)
Janus Fundamental Equity Fund                  915,921,436      200,171,199      (32,619,941)      167,551,258
Janus Global Life Sciences Fund                782,507,328      194,560,072      (10,153,635)      184,406,437
Janus Global Opportunities Fund                130,046,578       36,787,601       (5,983,366)       30,804,235
Janus Global Research Fund                     136,486,033       18,804,272       (2,605,832)       16,198,440
Janus Global Technology Fund                   762,596,226      231,305,044      (26,931,117)      204,373,927
Janus Growth and Income Fund                 5,611,764,281    1,337,460,231     (165,312,453)    1,172,147,778
Janus High-Yield Fund                          635,234,472       15,447,235       (2,501,392)       12,945,843
INTECH Risk-Managed Stock Fund                 478,927,252       75,097,017       (3,450,359)       71,646,658
Janus Mid Cap Value Fund                     6,217,892,716      984,136,335      (73,415,132)      910,721,203
Janus Orion Fund                             2,776,530,369      812,405,362      (26,922,613)      785,482,749
Janus Overseas Fund                          5,434,398,057    1,874,287,238     (115,221,674)    1,759,065,564
Janus Research Fund                          3,835,961,297      616,131,804     (115,982,353)      500,149,451
Janus Short-Term Bond Fund                     215,589,371          256,272         (721,712)         (465,440)
Janus Small Cap Value Fund                   1,906,017,365      370,600,976      (38,005,235)      332,595,741
Janus Triton Fund                              108,560,605       13,801,064       (3,267,509)       10,533,555
Janus Twenty Fund                            6,993,806,141    2,989,035,648      (59,400,885)    2,929,634,763
Janus Venture Fund                           1,387,057,866      499,419,119      (55,956,383)      443,462,736
Janus Worldwide Fund                         3,765,688,597      973,604,423      (94,586,660)      879,017,763
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                             Federal Tax       Unrealized       Unrealized           Net
                                                 Cost         Appreciation    (Depreciation)     Appreciation/
                                                                                                (Depreciation)
Portfolio
---------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative        $   26,758,614   $    1,197,948   $      (41,865)   $    1,156,083
Janus Smart Portfolio - Growth                  95,818,301        7,414,184          (69,573)        7,344,611
Janus Smart Portfolio - Moderate                68,999,917        4,219,238          (90,547)        4,128,691
---------------------------------------------------------------------------------------------------------------



Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 30, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: March 30, 2007